PART B
STATEMENT OF ADDITIONAL INFORMATION
April 27, 2020
(For Annuities offering Highest Daily Lifetime® Income v2.1 Optional Benefits and Highest Daily Lifetime® Income v3.0 Optional Benefits)
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Retirement Variable Annuity B SeriesSM ("B SERIES"), Prudential Premier® Retirement Variable Annuity L SeriesSM ("L SERIES"), and Prudential Premier® Retirement Variable Annuity C SeriesSM ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity is purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). Subject to certain restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the L Series, the B Series and the C Series prospectus dated April 27, 2020 (For Annuities offering Highest Daily Lifetime® Income v2.1 Optional Benefits and Highest Daily Lifetime® Income v3.0 Optional Benefits). To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

TABLE OF CONTENTS
PAGE

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	2
Determination of Accumulation Unit Values	3
Historical Roll-up Rates and Withdrawal Percentages	4
Separate Account Financial Information	A 1
Company Financial Information	B 1
Pruco Life Insurance Company 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888
The Prudential Premier® Retirement Variable Annuity B SeriesSM ("B Series"), Prudential Premier® Retirement Variable Annuity L SeriesSM ("L Series"), and Prudential Premier® Retirement Variable Annuity C SeriesSM ("C Series") are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $747,107,473.30, $739,108,837.11 and $633,385,857.43 in 2019, 2018 and 2017, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2019) received payment with respect to annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2019, non-cash compensation received by Firms and Entities ranged from $1.00 to $433,912.73. During 2019, cash compensation received by Firms ranged from $1.10 to $18,272,777.70.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Options section of the prospectus for information on name changes.

PREMIER RETIREMENT B SERIES (contracts issued on or after 2-25-2013 and before 2-10-2014)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$10.94292	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
02/25/2013 to 12/31/2013	$12.06977	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
02/25/2013 to 12/31/2013	$10.76417	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$11.58934	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057
AST BlackRock Low Duration Bond Portfolio
02/25/2013 to 12/31/2013	$12.32384	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
02/25/2013 to 12/31/2013	$13.91692	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$11.05144	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216
AST Cohen & Steers Global Realty Portfolio
02/25/2013 to 12/31/2013	$11.59102	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
02/25/2013 to 12/31/2013	$10.39132	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285
AST Fidelity Institutional AM® Quantitative Portfolio
02/25/2013 to 12/31/2013	$10.46770	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
02/25/2013 to 12/31/2013	$11.29421	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
02/25/2013 to 12/31/2013	$14.64562	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
02/25/2013 to 12/31/2013	$10.06103	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
02/25/2013 to 12/31/2013	$12.95877	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/25/2013 to 12/31/2013	$8.72629	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832
AST International Growth Portfolio
02/25/2013 to 12/31/2013	$9.32941	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
02/25/2013 to 12/31/2013	$9.28094	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
02/25/2013 to 12/31/2013	$11.40115	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
02/25/2013 to 12/31/2013	$9.80820	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119
AST J.P. Morgan Strategic Opportunities Portfolio
02/25/2013 to 12/31/2013	$11.71181	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.10364	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$11.00756	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
02/25/2013 to 12/31/2013	$12.64462	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745
AST MFS Growth Allocation Portfolio
02/25/2013 to 12/31/2013	$10.63598	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074
AST MFS Growth Portfolio
02/25/2013 to 12/31/2013	$11.89741	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$14.73712	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/25/2013 to 12/31/2013	$11.93362	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
02/25/2013 to 12/31/2013	$10.25785	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$12.35550	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208
AST Prudential Growth Allocation Portfolio
02/25/2013 to 12/31/2013	$10.14604	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
02/25/2013 to 12/31/2013	$10.89139	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624
AST Quantitative Modeling Portfolio
02/25/2013 to 12/31/2013	$10.28566	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
02/25/2013 to 12/31/2013	$11.09277	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.82256	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
02/25/2013 to 12/31/2013	$11.92194	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$12.19664	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.08062	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
02/25/2013 to 12/31/2013	$9.62959	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
02/25/2013 to 12/31/2013	$10.67585	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899
AST Templeton Global Bond Portfolio
02/25/2013 to 12/31/2013	$12.68776	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
02/25/2013 to 12/31/2013	$12.36879	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
02/25/2013 to 12/31/2013	$9.88981	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
02/25/2013 to 12/31/2013	$12.39898	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued on or after 2-25-2013 and before 2-10-2014)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$10.94292	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
02/25/2013 to 12/31/2013	$12.06977	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
02/25/2013 to 12/31/2013	$10.76417	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$11.58934	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057
AST BlackRock Low Duration Bond Portfolio
02/25/2013 to 12/31/2013	$12.32384	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
02/25/2013 to 12/31/2013	$13.91692	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$11.05144	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216
AST Cohen & Steers Global Realty Portfolio
02/25/2013 to 12/31/2013	$11.59102	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
02/25/2013 to 12/31/2013	$10.39132	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285
AST Fidelity Institutional AM® Quantitative Portfolio
02/25/2013 to 12/31/2013	$10.46770	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
02/25/2013 to 12/31/2013	$11.29421	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
02/25/2013 to 12/31/2013	$14.64562	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
02/25/2013 to 12/31/2013	$10.06103	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
02/25/2013 to 12/31/2013	$12.95877	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/25/2013 to 12/31/2013	$8.72629	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832
AST International Growth Portfolio
02/25/2013 to 12/31/2013	$9.32941	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
02/25/2013 to 12/31/2013	$9.28094	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
02/25/2013 to 12/31/2013	$11.40115	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
02/25/2013 to 12/31/2013	$9.80820	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119
AST J.P. Morgan Strategic Opportunities Portfolio
02/25/2013 to 12/31/2013	$11.71181	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.10364	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$11.00756	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
02/25/2013 to 12/31/2013	$12.64462	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745
AST MFS Growth Allocation Portfolio
02/25/2013 to 12/31/2013	$10.63598	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074
AST MFS Growth Portfolio
02/25/2013 to 12/31/2013	$11.89741	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$14.73712	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/25/2013 to 12/31/2013	$11.93362	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
02/25/2013 to 12/31/2013	$10.25785	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$12.35550	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208
AST Prudential Growth Allocation Portfolio
02/25/2013 to 12/31/2013	$10.14604	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
02/25/2013 to 12/31/2013	$10.89139	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624
AST Quantitative Modeling Portfolio
02/25/2013 to 12/31/2013	$10.28566	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
02/25/2013 to 12/31/2013	$11.09277	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.82256	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
02/25/2013 to 12/31/2013	$11.92194	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$12.19664	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.08062	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
02/25/2013 to 12/31/2013	$9.62959	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
02/25/2013 to 12/31/2013	$10.67585	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899
AST Templeton Global Bond Portfolio
02/25/2013 to 12/31/2013	$12.68776	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
02/25/2013 to 12/31/2013	$12.36879	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
02/25/2013 to 12/31/2013	$9.88981	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
02/25/2013 to 12/31/2013	$12.39898	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued on or after 2-25-2013 and before 2-10-2014)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$10.94292	$11.75851	169,163
01/01/2014 to 12/31/2014	$11.75851	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
02/25/2013 to 12/31/2013	$12.06977	$13.63409	158,790
01/01/2014 to 12/31/2014	$13.63409	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
02/25/2013 to 12/31/2013	$10.76417	$11.80510	62,149
01/01/2014 to 12/31/2014	$11.80510	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$11.58934	$13.20498	566,259
01/01/2014 to 12/31/2014	$13.20498	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057
AST BlackRock Low Duration Bond Portfolio
02/25/2013 to 12/31/2013	$12.32384	$11.96593	61,513
01/01/2014 to 12/31/2014	$11.96593	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
02/25/2013 to 12/31/2013	$13.91692	$13.51422	157,940
01/01/2014 to 12/31/2014	$13.51422	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$11.05144	$13.05551	147,135
01/01/2014 to 12/31/2014	$13.05551	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216
AST Cohen & Steers Global Realty Portfolio
02/25/2013 to 12/31/2013	$11.59102	$11.90508	5,835
01/01/2014 to 12/31/2014	$11.90508	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
02/25/2013 to 12/31/2013	$10.39132	$10.29050	28,693
01/01/2014 to 12/31/2014	$10.29050	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285
AST Fidelity Institutional AM® Quantitative Portfolio
02/25/2013 to 12/31/2013	$10.46770	$11.77393	141,532
01/01/2014 to 12/31/2014	$11.77393	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
02/25/2013 to 12/31/2013	$11.29421	$12.06017	27,028
01/01/2014 to 12/31/2014	$12.06017	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
02/25/2013 to 12/31/2013	$14.64562	$19.07270	10,593
01/01/2014 to 12/31/2014	$19.07270	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
02/25/2013 to 12/31/2013	$10.06103	$9.97714	122,291
01/01/2014 to 12/31/2014	$9.97714	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
02/25/2013 to 12/31/2013	$12.95877	$13.54280	47,007
01/01/2014 to 12/31/2014	$13.54280	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/25/2013 to 12/31/2013	$8.72629	$11.48738	31,898
01/01/2014 to 12/31/2014	$11.48738	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832
AST International Growth Portfolio
02/25/2013 to 12/31/2013	$9.32941	$10.92201	15,690
01/01/2014 to 12/31/2014	$10.92201	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
02/25/2013 to 12/31/2013	$9.28094	$10.86035	7,431
01/01/2014 to 12/31/2014	$10.86035	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
02/25/2013 to 12/31/2013	$11.40115	$12.91910	27,963
01/01/2014 to 12/31/2014	$12.91910	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
02/25/2013 to 12/31/2013	$9.80820	$11.28094	28,745
01/01/2014 to 12/31/2014	$11.28094	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119
AST J.P. Morgan Strategic Opportunities Portfolio
02/25/2013 to 12/31/2013	$11.71181	$12.74066	67,156
01/01/2014 to 12/31/2014	$12.74066	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.10364	$17.43738	5,435
01/01/2014 to 12/31/2014	$17.43738	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$11.00756	$14.37959	35,153
01/01/2014 to 12/31/2014	$14.37959	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
02/25/2013 to 12/31/2013	$12.64462	$15.27018	35,474
01/01/2014 to 12/31/2014	$15.27018	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745
AST MFS Growth Allocation Portfolio
02/25/2013 to 12/31/2013	$10.63598	$12.20998	8,126
01/01/2014 to 12/31/2014	$12.20998	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074
AST MFS Growth Portfolio
02/25/2013 to 12/31/2013	$11.89741	$15.51686	16,702
01/01/2014 to 12/31/2014	$15.51686	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$14.73712	$18.50694	16,778
01/01/2014 to 12/31/2014	$18.50694	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/25/2013 to 12/31/2013	$11.93362	$15.71072	36,628
01/01/2014 to 12/31/2014	$15.71072	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
02/25/2013 to 12/31/2013	$10.25785	$10.20593	18,822
01/01/2014 to 12/31/2014	$10.20593	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$12.35550	$13.18351	433,397
01/01/2014 to 12/31/2014	$13.18351	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208
AST Prudential Growth Allocation Portfolio
02/25/2013 to 12/31/2013	$10.14604	$11.61472	94,352
01/01/2014 to 12/31/2014	$11.61472	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
02/25/2013 to 12/31/2013	$10.89139	$13.65949	8,717
01/01/2014 to 12/31/2014	$13.65949	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624
AST Quantitative Modeling Portfolio
02/25/2013 to 12/31/2013	$10.28566	$12.13798	25,309
01/01/2014 to 12/31/2014	$12.13798	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
02/25/2013 to 12/31/2013	$11.09277	$14.85632	15,705
01/01/2014 to 12/31/2014	$14.85632	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.82256	$17.58113	12,287
01/01/2014 to 12/31/2014	$17.58113	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
02/25/2013 to 12/31/2013	$11.92194	$15.26149	17,249
01/01/2014 to 12/31/2014	$15.26149	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
02/25/2013 to 12/31/2013	$12.19664	$13.81861	463,674
01/01/2014 to 12/31/2014	$13.81861	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
02/25/2013 to 12/31/2013	$13.08062	$18.11188	40,364
01/01/2014 to 12/31/2014	$18.11188	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
02/25/2013 to 12/31/2013	$9.62959	$12.16608	25,451
01/01/2014 to 12/31/2014	$12.16608	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
02/25/2013 to 12/31/2013	$10.67585	$12.01930	30,337
01/01/2014 to 12/31/2014	$12.01930	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899
AST Templeton Global Bond Portfolio
02/25/2013 to 12/31/2013	$12.68776	$12.32953	16,494
01/01/2014 to 12/31/2014	$12.32953	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
02/25/2013 to 12/31/2013	$12.36879	$15.31633	5,233
01/01/2014 to 12/31/2014	$15.31633	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
02/25/2013 to 12/31/2013	$9.88981	$11.41596	32,813
01/01/2014 to 12/31/2014	$11.41596	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
02/25/2013 to 12/31/2013	$12.39898	$12.08896	36,684
01/01/2014 to 12/31/2014	$12.08896	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES (contracts issued on or after 2-10-2014)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$11.63324	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
02/10/2014 to 12/31/2014	$13.51245	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
02/10/2014 to 12/31/2014	$11.63782	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.04682	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057
AST BlackRock Low Duration Bond Portfolio
02/10/2014 to 12/31/2014	$12.02186	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
02/10/2014 to 12/31/2014	$13.72982	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125
AST Capital Growth Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$12.82682	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
02/10/2014 to 12/31/2014	$11.91595	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
02/10/2014 to 12/31/2014	$10.90364	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285
AST Fidelity Institutional AM® Quantitative Portfolio
02/10/2014 to 12/31/2014	$11.44018	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
02/10/2014 to 12/31/2014	$11.89128	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
02/10/2014 to 12/31/2014	$18.20133	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
02/10/2014 to 12/31/2014	$9.96601	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453
AST High Yield Portfolio
02/10/2014 to 12/31/2014	$13.65952	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/10/2014 to 12/31/2014	$11.17406	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
02/10/2014 to 12/31/2014	$10.50801	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
02/10/2014 to 12/31/2014	$10.46985	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
02/10/2014 to 12/31/2014	$12.69931	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
02/10/2014 to 12/31/2014	$10.82390	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119
AST J.P. Morgan Strategic Opportunities Portfolio
02/10/2014 to 12/31/2014	$12.63666	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165
AST Jennison Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$17.67253	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$14.11243	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
02/10/2014 to 12/31/2014	$14.80001	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
02/10/2014 to 12/31/2014	$11.96749	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074
AST MFS Growth Portfolio
02/10/2014 to 12/31/2014	$15.36752	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$18.27312	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/10/2014 to 12/31/2014	$15.19106	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900
AST Parametric Emerging Markets Equity Portfolio
02/10/2014 to 12/31/2014	$9.75125	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.16876	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208
AST Prudential Growth Allocation Portfolio
02/10/2014 to 12/31/2014	$11.41741	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
02/10/2014 to 12/31/2014	$13.18207	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
02/10/2014 to 12/31/2014	$11.92002	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
02/10/2014 to 12/31/2014	$15.05855	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$17.48112	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046
AST Small-Cap Value Portfolio
02/10/2014 to 12/31/2014	$14.56767	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.66684	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$18.20573	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
02/10/2014 to 12/31/2014	$11.67883	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
02/10/2014 to 12/31/2014	$11.73647	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/10/2014 to 12/31/2014	$12.13275	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
02/10/2014 to 12/31/2014	$14.93758	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271
AST Wellington Management Hedged Equity Portfolio
02/10/2014 to 12/31/2014	$11.25099	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
02/10/2014 to 12/31/2014	$12.29273	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES (contracts issued on or after 2-10-2014)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$11.63324	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
02/10/2014 to 12/31/2014	$13.51245	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
02/10/2014 to 12/31/2014	$11.63782	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.04682	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057
AST BlackRock Low Duration Bond Portfolio
02/10/2014 to 12/31/2014	$12.02186	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
02/10/2014 to 12/31/2014	$13.72982	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125
AST Capital Growth Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$12.82682	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
02/10/2014 to 12/31/2014	$11.91595	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
02/10/2014 to 12/31/2014	$10.90364	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285
AST Fidelity Institutional AM® Quantitative Portfolio
02/10/2014 to 12/31/2014	$11.44018	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
02/10/2014 to 12/31/2014	$11.89128	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
02/10/2014 to 12/31/2014	$18.20133	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
02/10/2014 to 12/31/2014	$9.96601	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453
AST High Yield Portfolio
02/10/2014 to 12/31/2014	$13.65952	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/10/2014 to 12/31/2014	$11.17406	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
02/10/2014 to 12/31/2014	$10.50801	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
02/10/2014 to 12/31/2014	$10.46985	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
02/10/2014 to 12/31/2014	$12.69931	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
02/10/2014 to 12/31/2014	$10.82390	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119
AST J.P. Morgan Strategic Opportunities Portfolio
02/10/2014 to 12/31/2014	$12.63666	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165
AST Jennison Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$17.67253	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$14.11243	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
02/10/2014 to 12/31/2014	$14.80001	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
02/10/2014 to 12/31/2014	$11.96749	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074
AST MFS Growth Portfolio
02/10/2014 to 12/31/2014	$15.36752	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$18.27312	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/10/2014 to 12/31/2014	$15.19106	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900
AST Parametric Emerging Markets Equity Portfolio
02/10/2014 to 12/31/2014	$9.75125	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.16876	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208
AST Prudential Growth Allocation Portfolio
02/10/2014 to 12/31/2014	$11.41741	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
02/10/2014 to 12/31/2014	$13.18207	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
02/10/2014 to 12/31/2014	$11.92002	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
02/10/2014 to 12/31/2014	$15.05855	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$17.48112	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046
AST Small-Cap Value Portfolio
02/10/2014 to 12/31/2014	$14.56767	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.66684	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$18.20573	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
02/10/2014 to 12/31/2014	$11.67883	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
02/10/2014 to 12/31/2014	$11.73647	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/10/2014 to 12/31/2014	$12.13275	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
02/10/2014 to 12/31/2014	$14.93758	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271
AST Wellington Management Hedged Equity Portfolio
02/10/2014 to 12/31/2014	$11.25099	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
02/10/2014 to 12/31/2014	$12.29273	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES (contracts issued on or after 2-10-2014)
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$11.63324	$12.08662	230,801
01/01/2015 to 12/31/2015	$12.08662	$11.58176	286,697
01/01/2016 to 12/31/2016	$11.58176	$12.19380	296,022
01/01/2017 to 12/31/2017	$12.19380	$13.59275	280,237
01/01/2018 to 12/31/2018	$13.59275	$12.36263	241,676
01/01/2019 to 12/31/2019	$12.36263	$14.20530	238,428
AST Advanced Strategies Portfolio
02/10/2014 to 12/31/2014	$13.51245	$14.32368	180,239
01/01/2015 to 12/31/2015	$14.32368	$14.29579	206,753
01/01/2016 to 12/31/2016	$14.29579	$15.16031	258,359
01/01/2017 to 12/31/2017	$15.16031	$17.55127	276,330
01/01/2018 to 12/31/2018	$17.55127	$16.35373	293,477
01/01/2019 to 12/31/2019	$16.35373	$19.73136	269,061
AST AllianzGI World Trends Portfolio
02/10/2014 to 12/31/2014	$11.63782	$12.28896	69,809
01/01/2015 to 12/31/2015	$12.28896	$12.14719	72,169
01/01/2016 to 12/31/2016	$12.14719	$12.60617	100,956
01/01/2017 to 12/31/2017	$12.60617	$14.50774	139,717
01/01/2018 to 12/31/2018	$14.50774	$13.22832	137,096
01/01/2019 to 12/31/2019	$13.22832	$15.46111	147,025
AST Balanced Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.04682	$13.92690	843,587
01/01/2015 to 12/31/2015	$13.92690	$13.85466	1,049,212
01/01/2016 to 12/31/2016	$13.85466	$14.58164	1,373,384
01/01/2017 to 12/31/2017	$14.58164	$16.58958	1,583,679
01/01/2018 to 12/31/2018	$16.58958	$15.61408	1,661,615
01/01/2019 to 12/31/2019	$15.61408	$18.46124	1,774,057
AST BlackRock Low Duration Bond Portfolio
02/10/2014 to 12/31/2014	$12.02186	$11.83586	56,087
01/01/2015 to 12/31/2015	$11.83586	$11.77554	95,573
01/01/2016 to 12/31/2016	$11.77554	$11.85025	101,282
01/01/2017 to 12/31/2017	$11.85025	$11.93304	177,391
01/01/2018 to 12/31/2018	$11.93304	$11.90270	280,925
01/01/2019 to 12/31/2019	$11.90270	$12.32937	290,821
AST BlackRock/Loomis Sayles Bond Portfolio
02/10/2014 to 12/31/2014	$13.72982	$13.94662	156,494
01/01/2015 to 12/31/2015	$13.94662	$13.51743	159,560
01/01/2016 to 12/31/2016	$13.51743	$13.94960	163,286
01/01/2017 to 12/31/2017	$13.94960	$14.41424	156,940
01/01/2018 to 12/31/2018	$14.41424	$14.17661	155,240
01/01/2019 to 12/31/2019	$14.17661	$15.33112	170,125
AST Capital Growth Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$12.82682	$13.83039	261,580
01/01/2015 to 12/31/2015	$13.83039	$13.76649	412,131
01/01/2016 to 12/31/2016	$13.76649	$14.56220	531,059
01/01/2017 to 12/31/2017	$14.56220	$16.99771	642,736
01/01/2018 to 12/31/2018	$16.99771	$15.78215	717,176
01/01/2019 to 12/31/2019	$15.78215	$19.10225	788,216

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
02/10/2014 to 12/31/2014	$11.91595	$13.42844	9,633
01/01/2015 to 12/31/2015	$13.42844	$13.28358	9,943
01/01/2016 to 12/31/2016	$13.28358	$13.26990	23,866
01/01/2017 to 12/31/2017	$13.26990	$14.56915	23,573
01/01/2018 to 12/31/2018	$14.56915	$13.74481	23,009
01/01/2019 to 12/31/2019	$13.74481	$17.02803	24,798
AST Cohen & Steers Realty Portfolio
02/10/2014 to 12/31/2014	$10.90364	$13.33818	33,765
01/01/2015 to 12/31/2015	$13.33818	$13.84584	49,429
01/01/2016 to 12/31/2016	$13.84584	$14.36896	61,695
01/01/2017 to 12/31/2017	$14.36896	$15.11555	58,323
01/01/2018 to 12/31/2018	$15.11555	$14.25356	59,512
01/01/2019 to 12/31/2019	$14.25356	$18.51789	60,285
AST Fidelity Institutional AM® Quantitative Portfolio
02/10/2014 to 12/31/2014	$11.44018	$12.02477	146,745
01/01/2015 to 12/31/2015	$12.02477	$12.02372	175,869
01/01/2016 to 12/31/2016	$12.02372	$12.41117	191,548
01/01/2017 to 12/31/2017	$12.41117	$14.31272	207,742
01/01/2018 to 12/31/2018	$14.31272	$13.07285	192,111
01/01/2019 to 12/31/2019	$13.07285	$15.53206	198,626
AST Goldman Sachs Multi-Asset Portfolio
02/10/2014 to 12/31/2014	$11.89128	$12.42331	62,516
01/01/2015 to 12/31/2015	$12.42331	$12.18843	73,646
01/01/2016 to 12/31/2016	$12.18843	$12.70214	98,929
01/01/2017 to 12/31/2017	$12.70214	$14.12146	96,526
01/01/2018 to 12/31/2018	$14.12146	$12.99418	83,476
01/01/2019 to 12/31/2019	$12.99418	$14.92684	85,776
AST Goldman Sachs Small-Cap Value Portfolio
02/10/2014 to 12/31/2014	$18.20133	$20.24314	14,911
01/01/2015 to 12/31/2015	$20.24314	$18.94153	28,415
01/01/2016 to 12/31/2016	$18.94153	$23.31383	35,607
01/01/2017 to 12/31/2017	$23.31383	$25.89693	38,501
01/01/2018 to 12/31/2018	$25.89693	$22.03326	44,443
01/01/2019 to 12/31/2019	$22.03326	$26.75324	46,090
AST Government Money Market Portfolio
02/10/2014 to 12/31/2014	$9.96601	$9.87852	250,708
01/01/2015 to 12/31/2015	$9.87852	$9.78032	270,947
01/01/2016 to 12/31/2016	$9.78032	$9.68399	281,767
01/01/2017 to 12/31/2017	$9.68399	$9.62117	396,090
01/01/2018 to 12/31/2018	$9.62117	$9.64920	275,729
01/01/2019 to 12/31/2019	$9.64920	$9.71522	182,453
AST High Yield Portfolio
02/10/2014 to 12/31/2014	$13.65952	$13.75166	62,152
01/01/2015 to 12/31/2015	$13.75166	$13.13027	80,541
01/01/2016 to 12/31/2016	$13.13027	$15.00201	109,170
01/01/2017 to 12/31/2017	$15.00201	$15.96360	109,039
01/01/2018 to 12/31/2018	$15.96360	$15.49079	124,974
01/01/2019 to 12/31/2019	$15.49079	$17.68393	125,024
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/10/2014 to 12/31/2014	$11.17406	$12.93708	42,358
01/01/2015 to 12/31/2015	$12.93708	$11.80525	49,990
01/01/2016 to 12/31/2016	$11.80525	$14.01298	61,709
01/01/2017 to 12/31/2017	$14.01298	$16.53743	85,467
01/01/2018 to 12/31/2018	$16.53743	$14.05575	103,948
01/01/2019 to 12/31/2019	$14.05575	$18.02518	107,832

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
02/10/2014 to 12/31/2014	$10.50801	$10.21646	15,533
01/01/2015 to 12/31/2015	$10.21646	$10.43383	19,369
01/01/2016 to 12/31/2016	$10.43383	$9.94030	16,568
01/01/2017 to 12/31/2017	$9.94030	$13.32866	20,148
01/01/2018 to 12/31/2018	$13.32866	$11.43688	25,328
01/01/2019 to 12/31/2019	$11.43688	$14.95971	29,398
AST International Value Portfolio
02/10/2014 to 12/31/2014	$10.46985	$10.03208	9,404
01/01/2015 to 12/31/2015	$10.03208	$10.01389	11,194
01/01/2016 to 12/31/2016	$10.01389	$9.97240	10,720
01/01/2017 to 12/31/2017	$9.97240	$12.12628	12,615
01/01/2018 to 12/31/2018	$12.12628	$10.06836	9,185
01/01/2019 to 12/31/2019	$10.06836	$11.96465	9,097
AST J.P. Morgan Global Thematic Portfolio
02/10/2014 to 12/31/2014	$12.69931	$13.60521	34,332
01/01/2015 to 12/31/2015	$13.60521	$13.32949	53,555
01/01/2016 to 12/31/2016	$13.32949	$13.88622	58,208
01/01/2017 to 12/31/2017	$13.88622	$16.08024	65,148
01/01/2018 to 12/31/2018	$16.08024	$14.74659	61,814
01/01/2019 to 12/31/2019	$14.74659	$17.43752	95,993
AST J.P. Morgan International Equity Portfolio
02/10/2014 to 12/31/2014	$10.82390	$10.45830	71,525
01/01/2015 to 12/31/2015	$10.45830	$10.06541	106,352
01/01/2016 to 12/31/2016	$10.06541	$10.15840	111,320
01/01/2017 to 12/31/2017	$10.15840	$13.03844	128,328
01/01/2018 to 12/31/2018	$13.03844	$10.65367	196,763
01/01/2019 to 12/31/2019	$10.65367	$13.41967	171,119
AST J.P. Morgan Strategic Opportunities Portfolio
02/10/2014 to 12/31/2014	$12.63666	$13.30181	88,614
01/01/2015 to 12/31/2015	$13.30181	$13.14611	89,830
01/01/2016 to 12/31/2016	$13.14611	$13.51574	125,636
01/01/2017 to 12/31/2017	$13.51574	$15.00708	141,975
01/01/2018 to 12/31/2018	$15.00708	$14.09612	134,968
01/01/2019 to 12/31/2019	$14.09612	$15.99541	138,165
AST Jennison Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$17.67253	$18.90555	8,490
01/01/2015 to 12/31/2015	$18.90555	$20.70893	10,511
01/01/2016 to 12/31/2016	$20.70893	$20.20390	10,182
01/01/2017 to 12/31/2017	$20.20390	$27.17167	14,178
01/01/2018 to 12/31/2018	$27.17167	$26.46778	16,937
01/01/2019 to 12/31/2019	$26.46778	$34.74953	20,499
AST Loomis Sayles Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$14.11243	$15.74482	73,599
01/01/2015 to 12/31/2015	$15.74482	$17.15902	82,680
01/01/2016 to 12/31/2016	$17.15902	$17.93663	79,915
01/01/2017 to 12/31/2017	$17.93663	$23.61802	104,767
01/01/2018 to 12/31/2018	$23.61802	$22.75449	128,715
01/01/2019 to 12/31/2019	$22.75449	$29.65526	119,761
AST MFS Global Equity Portfolio
02/10/2014 to 12/31/2014	$14.80001	$15.66783	48,968
01/01/2015 to 12/31/2015	$15.66783	$15.28549	63,770
01/01/2016 to 12/31/2016	$15.28549	$16.21071	73,574
01/01/2017 to 12/31/2017	$16.21071	$19.87703	102,439
01/01/2018 to 12/31/2018	$19.87703	$17.79928	108,751
01/01/2019 to 12/31/2019	$17.79928	$22.90247	107,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
02/10/2014 to 12/31/2014	$11.96749	$12.71038	13,083
01/01/2015 to 12/31/2015	$12.71038	$12.42824	15,806
01/01/2016 to 12/31/2016	$12.42824	$12.83725	25,969
01/01/2017 to 12/31/2017	$12.83725	$14.80668	26,954
01/01/2018 to 12/31/2018	$14.80668	$13.44632	22,681
01/01/2019 to 12/31/2019	$13.44632	$16.34372	74,074
AST MFS Growth Portfolio
02/10/2014 to 12/31/2014	$15.36752	$16.70138	32,940
01/01/2015 to 12/31/2015	$16.70138	$17.73141	52,858
01/01/2016 to 12/31/2016	$17.73141	$17.89169	66,755
01/01/2017 to 12/31/2017	$17.89169	$23.15489	77,695
01/01/2018 to 12/31/2018	$23.15489	$23.41734	98,238
01/01/2019 to 12/31/2019	$23.41734	$31.94467	95,673
AST Mid-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$18.27312	$20.43596	21,586
01/01/2015 to 12/31/2015	$20.43596	$19.08331	59,327
01/01/2016 to 12/31/2016	$19.08331	$19.20543	63,514
01/01/2017 to 12/31/2017	$19.20543	$24.16719	79,947
01/01/2018 to 12/31/2018	$24.16719	$22.88626	98,056
01/01/2019 to 12/31/2019	$22.88626	$29.49267	101,734
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/10/2014 to 12/31/2014	$15.19106	$17.77178	44,348
01/01/2015 to 12/31/2015	$17.77178	$16.60400	54,248
01/01/2016 to 12/31/2016	$16.60400	$19.43671	60,770
01/01/2017 to 12/31/2017	$19.43671	$21.89837	74,157
01/01/2018 to 12/31/2018	$21.89837	$18.11547	87,816
01/01/2019 to 12/31/2019	$18.11547	$21.70530	83,900
AST Parametric Emerging Markets Equity Portfolio
02/10/2014 to 12/31/2014	$9.75125	$9.63174	22,153
01/01/2015 to 12/31/2015	$9.63174	$7.94129	23,602
01/01/2016 to 12/31/2016	$7.94129	$8.83470	26,731
01/01/2017 to 12/31/2017	$8.83470	$11.05480	36,278
01/01/2018 to 12/31/2018	$11.05480	$9.40746	33,283
01/01/2019 to 12/31/2019	$9.40746	$10.55768	26,904
AST Preservation Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.16876	$13.80684	626,045
01/01/2015 to 12/31/2015	$13.80684	$13.68969	718,355
01/01/2016 to 12/31/2016	$13.68969	$14.30327	825,544
01/01/2017 to 12/31/2017	$14.30327	$15.59655	983,931
01/01/2018 to 12/31/2018	$15.59655	$15.00285	894,586
01/01/2019 to 12/31/2019	$15.00285	$17.04382	941,208
AST Prudential Growth Allocation Portfolio
02/10/2014 to 12/31/2014	$11.41741	$12.55744	195,413
01/01/2015 to 12/31/2015	$12.55744	$12.35696	264,830
01/01/2016 to 12/31/2016	$12.35696	$13.46983	281,928
01/01/2017 to 12/31/2017	$13.46983	$15.48350	579,941
01/01/2018 to 12/31/2018	$15.48350	$14.16509	601,960
01/01/2019 to 12/31/2019	$14.16509	$16.71458	563,955
AST QMA US Equity Alpha Portfolio
02/10/2014 to 12/31/2014	$13.18207	$15.85219	20,322
01/01/2015 to 12/31/2015	$15.85219	$16.17865	28,273
01/01/2016 to 12/31/2016	$16.17865	$18.39686	44,915
01/01/2017 to 12/31/2017	$18.39686	$22.26804	47,201
01/01/2018 to 12/31/2018	$22.26804	$20.23491	57,393
01/01/2019 to 12/31/2019	$20.23491	$24.93613	60,624

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
02/10/2014 to 12/31/2014	$11.92002	$12.79898	15,325
01/01/2015 to 12/31/2015	$12.79898	$12.69136	93,053
01/01/2016 to 12/31/2016	$12.69136	$13.36031	201,968
01/01/2017 to 12/31/2017	$13.36031	$15.63441	221,992
01/01/2018 to 12/31/2018	$15.63441	$14.46842	278,782
01/01/2019 to 12/31/2019	$14.46842	$17.36278	179,321
AST Small-Cap Growth Opportunities Portfolio
02/10/2014 to 12/31/2014	$15.05855	$15.43593	19,852
01/01/2015 to 12/31/2015	$15.43593	$15.48715	29,778
01/01/2016 to 12/31/2016	$15.48715	$16.51462	32,216
01/01/2017 to 12/31/2017	$16.51462	$20.87920	46,248
01/01/2018 to 12/31/2018	$20.87920	$18.42985	62,800
01/01/2019 to 12/31/2019	$18.42985	$24.90454	65,318
AST Small-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$17.48112	$18.07191	13,769
01/01/2015 to 12/31/2015	$18.07191	$18.03357	12,680
01/01/2016 to 12/31/2016	$18.03357	$20.01168	20,627
01/01/2017 to 12/31/2017	$20.01168	$24.55270	24,216
01/01/2018 to 12/31/2018	$24.55270	$22.26553	15,944
01/01/2019 to 12/31/2019	$22.26553	$28.68509	21,046
AST Small-Cap Value Portfolio
02/10/2014 to 12/31/2014	$14.56767	$15.90635	18,760
01/01/2015 to 12/31/2015	$15.90635	$15.07015	20,694
01/01/2016 to 12/31/2016	$15.07015	$19.27868	20,881
01/01/2017 to 12/31/2017	$19.27868	$20.49063	31,112
01/01/2018 to 12/31/2018	$20.49063	$16.82275	44,188
01/01/2019 to 12/31/2019	$16.82275	$20.31714	38,704
AST T. Rowe Price Asset Allocation Portfolio
02/10/2014 to 12/31/2014	$13.66684	$14.48626	626,426
01/01/2015 to 12/31/2015	$14.48626	$14.34890	810,547
01/01/2016 to 12/31/2016	$14.34890	$15.27883	843,845
01/01/2017 to 12/31/2017	$15.27883	$17.45860	944,414
01/01/2018 to 12/31/2018	$17.45860	$16.36414	1,089,691
01/01/2019 to 12/31/2019	$16.36414	$19.57926	1,092,615
AST T. Rowe Price Large-Cap Growth Portfolio
02/10/2014 to 12/31/2014	$18.20573	$19.42910	54,961
01/01/2015 to 12/31/2015	$19.42910	$21.08029	51,404
01/01/2016 to 12/31/2016	$21.08029	$21.43515	65,202
01/01/2017 to 12/31/2017	$21.43515	$29.26401	69,075
01/01/2018 to 12/31/2018	$29.26401	$30.09300	84,325
01/01/2019 to 12/31/2019	$30.09300	$38.20629	75,559
AST T. Rowe Price Large-Cap Value Portfolio
02/10/2014 to 12/31/2014	$11.67883	$12.23327	30,161
01/01/2015 to 12/31/2015	$12.23327	$11.37778	29,175
01/01/2016 to 12/31/2016	$11.37778	$11.95569	29,680
01/01/2017 to 12/31/2017	$11.95569	$13.79697	56,686
01/01/2018 to 12/31/2018	$13.79697	$12.33326	110,849
01/01/2019 to 12/31/2019	$12.33326	$15.38238	310,299
AST T. Rowe Price Natural Resources Portfolio
02/10/2014 to 12/31/2014	$11.73647	$10.90540	40,792
01/01/2015 to 12/31/2015	$10.90540	$8.71869	53,185
01/01/2016 to 12/31/2016	$8.71869	$10.75741	93,994
01/01/2017 to 12/31/2017	$10.75741	$11.74892	94,161
01/01/2018 to 12/31/2018	$11.74892	$9.69486	85,217
01/01/2019 to 12/31/2019	$9.69486	$11.21779	79,899

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
02/10/2014 to 12/31/2014	$12.13275	$12.27550	29,219
01/01/2015 to 12/31/2015	$12.27550	$11.59268	53,393
01/01/2016 to 12/31/2016	$11.59268	$11.97824	55,376
01/01/2017 to 12/31/2017	$11.97824	$12.10197	88,441
01/01/2018 to 12/31/2018	$12.10197	$12.22110	85,984
01/01/2019 to 12/31/2019	$12.22110	$12.29422	87,762
AST WEDGE Capital Mid-Cap Value Portfolio
02/10/2014 to 12/31/2014	$14.93758	$17.43481	8,434
01/01/2015 to 12/31/2015	$17.43481	$16.12146	25,811
01/01/2016 to 12/31/2016	$16.12146	$18.19606	25,555
01/01/2017 to 12/31/2017	$18.19606	$21.35480	27,034
01/01/2018 to 12/31/2018	$21.35480	$17.64836	28,454
01/01/2019 to 12/31/2019	$17.64836	$20.81892	25,271
AST Wellington Management Hedged Equity Portfolio
02/10/2014 to 12/31/2014	$11.25099	$11.92516	51,705
01/01/2015 to 12/31/2015	$11.92516	$11.73237	76,182
01/01/2016 to 12/31/2016	$11.73237	$12.37437	94,590
01/01/2017 to 12/31/2017	$12.37437	$13.91758	107,900
01/01/2018 to 12/31/2018	$13.91758	$13.09050	100,403
01/01/2019 to 12/31/2019	$13.09050	$15.62487	109,062
AST Western Asset Core Plus Bond Portfolio
02/10/2014 to 12/31/2014	$12.29273	$12.83064	48,572
01/01/2015 to 12/31/2015	$12.83064	$12.86080	60,874
01/01/2016 to 12/31/2016	$12.86080	$13.38950	106,795
01/01/2017 to 12/31/2017	$13.38950	$14.09350	107,980
01/01/2018 to 12/31/2018	$14.09350	$13.63727	340,141
01/01/2019 to 12/31/2019	$13.63727	$15.16307	292,253
*Denotes the start date of these sub-accounts

HISTORICAL ROLL-UP RATES AND WITHDRAWAL PERCENTAGES
THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 10, 2014 AND JANUARY 14, 2015.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5%

WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.00%	2.50%
55 - 59	3.50%	3.00%
60 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 84	5.00%	4.50%
85+	6.00%	5.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2015 AND DECEMBER 14, 2015.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after December 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5%

WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	2.90%	2.40%
55 - 59	3.40%	2.90%
60 – 64	3.90%	3.40%
65 – 69	4.90%	4.40%
70 – 84	4.90%	4.40%
85+	5.90%	5.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2015 AND APRIL 30, 2017.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after May 1, 2017. Please visit
http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5%	4.5%
70 – 84	5%	4.5%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 1, 2017 AND OCTOBER 14, 2017.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after October 15, 2017. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5%

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	3.00%	2.50%
55 - 59	3.50%	3.00%
60 - 64	4.00%	3.50%
65 - 69	5.00%	4.50%
70 - 84	5.00%	4.50%
85+	6.00%	5.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2017 AND MARCH 14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after March 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5%

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	3.00%	2.50%
55 - 59	3.50%	3.00%
60 - 64	4.00%	3.50%
65 - 69	5.50%	5.00%
70 - 84	5.50%	5.00%
85+	6.00%	5.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2018 AND JUNE 14, 2018
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after June 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5.5%

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	3.00%	2.50%
55 - 59	3.50%	3.00%
60 - 64	4.00%	3.50%
65 - 69	5.50%	5.00%
70 - 84	5.50%	5.00%
85+	6.00%	5.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2018 AND AUGUST 14, 2018
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after August 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5.5%

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.10%	3.60%
65 - 69	5.60%	5.10%
70 - 84	5.60%	5.10%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2018 AND DECEMBER 14, 2018
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after December 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5.5% Compounded Daily Growth

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Simple Interest Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.10%	3.60%
65 - 69	5.60%	5.10%
70 - 84	5.60%	5.10%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER15, 2018 and JANUARY 14, 2019
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5.5% Compounded Daily Growth

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Simple Interest Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	3.30%	2.80%
55 - 59	3.80%	3.30%
60 - 64	4.70%	4.20%
65 - 69	5.70%	5.20%
70 - 84	5.70%	5.20%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2019 AND JULY 14, 2019
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after July 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5.5% Effective

Compounded Daily

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Simple Interest Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	3.30%	2.80%
55 - 59	3.80%	3.30%
60 - 64	4.70%	4.20%
65 - 69	5.70%	5.20%
70 - 84	5.70%	5.20%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2019 AND SEPTEMBER 14, 2019
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after September 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5% Annual Effective

Compounded Daily

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Simple Interest Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.50%	4.00%
65 - 69	5.50%	5.00%
70 - 84	5.50%	5.00%
85+	5.90%	5.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 15, 2019 AND OCTOBER 14, 2019
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after October 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5% Annual Effective

Compounded Daily

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Simple Interest Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	2.95%	2.45%
55 - 59	3.45%	2.95%
60 - 64	4.35%	3.85%
65 - 69	5.35%	4.85%
70 - 84	5.35%	4.85%
85+	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2019 AND NOVEMBER 14, 2019
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after November 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5% Annual Effective

Compounded Daily

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Simple Interest Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	2.85%	2.35%
55 - 59	3.35%	2.85%
60 - 64	4.25%	3.75%
65 - 69	5.25%	4.75%
70 - 84	5.25%	4.75%
85+	5.65%	5.15%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN NOVEMBER 15, 2019 AND MARCH 31, 2020
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after April 1, 2020. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

5% Annual Effective

Compounded Daily

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Simple Interest Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	2.60%	2.10%
55 - 59	3.10%	2.60%
60 - 64	4.00%	3.50%
65 - 69	5.00%	4.50%
70 - 84	5.00%	4.50%
85+	5.40%	4.90%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN APRIL 1, 2020 AND APRIL 30, 2020.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after May 1, 2020 . Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

Highest Daily Lifetime Income v3.0

Roll-up Rate:

3.5% Annual Effective

Compounded Daily

Withdrawal Percentages

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal , or the age of the younger spouse at the first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Legacy Protection Plus Roll-up Rate: 7% Simple Interest Roll-up Cap Percentage 200%

Ages	Single Percentage	Spousal Percentage
50 - 54	1.10%	0.60%
55 - 59	1.60%	1.10%
60 - 64	2.50%	2.00%
65 - 69	3.50%	3.00%
70 - 84	3.50%	3.00%
85+	3.90%	3.40%

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390
Net Assets	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390

NET ASSETS, representing:
Accumulation units	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390
	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390

Units outstanding	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012

Portfolio shares held	7,158,869	8,277,992	2,563,852	285,516	361,191
Portfolio net asset value per share	$10.00	$14.55	$63.18	$34.32	$31.40
Investment in portfolio shares, at cost	$71,588,693	$92,881,173	$70,393,309	$5,032,307	$5,706,425

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$1,412,787	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,085,000	1,713,547	2,278,436	134,725	160,893
NET INVESTMENT INCOME (LOSS)	327,787	(1,713,547)	(2,278,436)	(134,725)	(160,893)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,512,354	12,192,262	572,791	897,285
Net change in unrealized appreciation (depreciation) on investments	—	9,231,227	27,337,371	1,175,935	1,059,091
NET GAIN (LOSS) ON INVESTMENTS	—	12,743,581	39,529,633	1,748,726	1,956,376

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$327,787	$11,030,034	$37,251,197	$1,614,001	$1,795,483

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368
Net Assets	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368

NET ASSETS, representing:
Accumulation units	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368
	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368

Units outstanding	53,910,439	22,358,575	499,987	66,893,091	15,989,977

Portfolio shares held	5,600,702	21,422,451	95,922	4,510,778	1,290,006
Portfolio net asset value per share	$35.99	$5.77	$24.34	$74.24	$41.49
Investment in portfolio shares, at cost	$107,776,435	$112,604,768	$3,223,121	$192,386,077	$26,280,333

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,981,232	1,879,956	34,348	4,186,480	758,567
NET INVESTMENT INCOME (LOSS)	(2,981,232)	(1,879,956)	(34,348)	(4,186,480)	(758,567)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,087,713	697,562	(155,697)	19,105,496	3,199,788
Net change in unrealized appreciation (depreciation) on investments	33,173,852	18,184,113	409,323	59,736,743	10,237,410
NET GAIN (LOSS) ON INVESTMENTS	45,261,565	18,881,675	253,626	78,842,239	13,437,198

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$42,280,333	$17,001,719	$219,278	$74,655,759	$12,678,631

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392
Net Assets	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392

NET ASSETS, representing:
Accumulation units	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392
	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392

Units outstanding	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062

Portfolio shares held	3,586,874	1,489,634	1,133,875	2,004,287	1,815,176
Portfolio net asset value per share	$81.62	$43.03	$15.62	$27.13	$34.95
Investment in portfolio shares, at cost	$86,249,955	$34,664,999	$15,713,070	$45,816,226	$51,251,354

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$394,238	$1,231,695	$575,132

EXPENSES
Charges for mortality and expense risk, and
for administration	4,089,032	774,795	234,628	750,918	858,684
NET INVESTMENT INCOME (LOSS)	(4,089,032)	(774,795)	159,610	480,777	(283,552)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	703,235	3,217,037	6,989,396
Net realized gain (loss) on shares redeemed	28,900,530	3,885,545	159,877	1,335,530	1,873,590
Net change in unrealized appreciation (depreciation) on investments	50,987,314	7,894,375	2,828,399	6,723,102	6,076,927
NET GAIN (LOSS) ON INVESTMENTS	79,887,844	11,779,920	3,691,511	11,275,669	14,939,913

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$75,798,812	$11,005,125	$3,851,121	$11,756,446	$14,656,361

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223
Net Assets	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223

NET ASSETS, representing:
Accumulation units	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223
	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223

Units outstanding	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855

Portfolio shares held	1,321,292	1,505,862	574,636	1,109,335	1,924,763
Portfolio net asset value per share	$40.79	$33.29	$29.49	$59.40	$11.72
Investment in portfolio shares, at cost	$38,583,893	$48,048,816	$12,856,685	$35,109,568	$14,635,825

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$234,453	$898,736	$128,681	$—	$452,262

EXPENSES
Charges for mortality and expense risk, and
for administration	723,979	664,569	231,062	876,947	298,807
NET INVESTMENT INCOME (LOSS)	(489,526)	234,167	(102,381)	(876,947)	153,455

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	5,401,170	—	1,679,083	5,429,776	1,261,149
Net realized gain (loss) on shares redeemed	2,167,047	(412,289)	740,430	4,445,761	901,003
Net change in unrealized appreciation (depreciation) on investments	7,707,728	10,927,210	2,105,986	9,991,352	2,511,934
NET GAIN (LOSS) ON INVESTMENTS	15,275,945	10,514,921	4,525,499	19,866,889	4,674,086

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,786,419	$10,749,088	$4,423,118	$18,989,942	$4,827,541

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600
Net Assets	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600

NET ASSETS, representing:
Accumulation units	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600
	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600

Units outstanding	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926

Portfolio shares held	1,299,684	1,057,106	2,598,799	158,902	2,699,734
Portfolio net asset value per share	$17.29	$38.06	$8.48	$57.28	$27.86
Investment in portfolio shares, at cost	$25,269,968	$14,197,010	$25,119,929	$6,895,427	$35,099,449

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$329,512	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	314,247	542,997	300,377	122,925	1,179,626
NET INVESTMENT INCOME (LOSS)	(314,247)	(542,997)	29,135	(122,925)	(1,179,626)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,158,978	—	1,037,352	1,160,446	—
Net realized gain (loss) on shares redeemed	(570,745)	3,433,511	(667,128)	463,249	4,955,728
Net change in unrealized appreciation (depreciation) on investments	3,408,943	6,352,118	5,035,258	932,591	10,116,223
NET GAIN (LOSS) ON INVESTMENTS	5,997,176	9,785,629	5,405,482	2,556,286	15,071,951

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,682,929	$9,242,632	$5,434,617	$2,433,361	$13,892,325

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309
Net Assets	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309

NET ASSETS, representing:
Accumulation units	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309
	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309

Units outstanding	3,816,433	23,411,279	13,517,561	—	10,351,681

Portfolio shares held	253,341	5,208,274	3,161,061	—	16,813,299
Portfolio net asset value per share	$39.64	$18.77	$9.28	$—	$14.46
Investment in portfolio shares, at cost	$6,648,092	$38,932,236	$19,910,041	$—	$170,524,089

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	4/26/2019**	12/31/2019

INVESTMENT INCOME
Dividend income	$29,045	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	156,723	1,513,762	447,333	2,420,795	3,411,474
NET INVESTMENT INCOME (LOSS)	(127,678)	(1,513,762)	(447,333)	(2,420,795)	(3,411,474)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,017,067	—	—	—	—
Net realized gain (loss) on shares redeemed	468,095	9,007,517	1,040,892	137,278,213	16,616,765
Net change in unrealized appreciation (depreciation) on investments	1,335,917	20,726,306	6,700,901	(62,547,801)	44,009,871
NET GAIN (LOSS) ON INVESTMENTS	2,821,079	29,733,823	7,741,793	74,730,412	60,626,636

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,693,401	$28,220,061	$7,294,460	$72,309,617	$57,215,162

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555
Net Assets	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555

NET ASSETS, representing:
Accumulation units	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555
	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555

Units outstanding	96,112,523	40,564,790	13,887,537	7,451,722	4,832,863

Portfolio shares held	68,025,911	42,180,147	19,630,236	8,013,736	3,967,026
Portfolio net asset value per share	$20.79	$17.22	$11.38	$24.13	$25.64
Investment in portfolio shares, at cost	$1,031,114,490	$637,152,639	$180,160,068	$126,141,258	$77,200,474

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	22,208,664	7,331,150	2,870,289	2,721,351	1,499,631
NET INVESTMENT INCOME (LOSS)	(22,208,664)	(7,331,150)	(2,870,289)	(2,721,351)	(1,499,631)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	59,631,828	8,761,014	9,560,625	15,233,269	5,035,480
Net change in unrealized appreciation (depreciation) on investments	125,997,565	72,894,655	19,511,911	38,821,001	11,245,725
NET GAIN (LOSS) ON INVESTMENTS	185,629,393	81,655,669	29,072,536	54,054,270	16,281,205

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$163,420,729	$74,324,519	$26,202,247	$51,332,919	$14,781,574

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278
Net Assets	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278

NET ASSETS, representing:
Accumulation units	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278
	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278

Units outstanding	6,037,178	24,557,899	20,480,268	14,350,628	7,964,223

Portfolio shares held	4,352,299	52,366,774	13,849,116	6,939,057	7,245,648
Portfolio net asset value per share	$28.97	$11.74	$33.08	$63.88	$33.37
Investment in portfolio shares, at cost	$99,951,745	$411,263,488	$278,572,531	$241,821,237	$153,066,670

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,809,129	8,916,008	5,335,128	6,336,399	2,920,898
NET INVESTMENT INCOME (LOSS)	(1,809,129)	(8,916,008)	(5,335,128)	(6,336,399)	(2,920,898)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,781,865	47,843,060	28,018,127	45,986,613	21,567,889
Net change in unrealized appreciation (depreciation) on investments	17,956,205	103,852,175	81,686,949	67,375,551	44,643,220
NET GAIN (LOSS) ON INVESTMENTS	22,738,070	151,695,235	109,705,076	113,362,164	66,211,109

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,928,941	$142,779,227	$104,369,948	$107,025,765	$63,290,211

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835
Net Assets	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835

NET ASSETS, representing:
Accumulation units	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835
	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835

Units outstanding	15,686,088	17,475,592	9,513,965	22,956,386	633,578,943

Portfolio shares held	9,761,704	16,037,102	7,610,140	10,501,694	339,090,535
Portfolio net asset value per share	$35.30	$11.32	$34.90	$22.52	$33.51
Investment in portfolio shares, at cost	$261,754,179	$172,857,832	$183,542,380	$214,147,531	$7,435,299,391

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,953,522	2,482,843	3,614,472	3,472,773	169,194,039
NET INVESTMENT INCOME (LOSS)	(4,953,522)	(2,482,843)	(3,614,472)	(3,472,773)	(169,194,039)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,548,104	2,245,396	19,072,550	1,525,017	515,282,836
Net change in unrealized appreciation (depreciation) on investments	42,822,740	5,429,235	35,099,149	30,581,352	1,523,726,977
NET GAIN (LOSS) ON INVESTMENTS	59,370,844	7,674,631	54,171,699	32,106,369	2,039,009,813

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$54,417,322	$5,191,788	$50,557,227	$28,633,596	$1,869,815,774

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694
Net Assets	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694

NET ASSETS, representing:
Accumulation units	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694
	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694

Units outstanding	19,443,845	15,795,883	17,621,142	103,043,783	502,215,202

Portfolio shares held	17,945,793	7,055,106	15,689,359	89,707,209	429,663,083
Portfolio net asset value per share	$24.12	$32.34	$11.40	$17.42	$21.76
Investment in portfolio shares, at cost	$287,173,513	$177,494,072	$172,484,763	$1,073,900,489	$5,997,749,989

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	5,837,129	3,480,875	2,213,695	23,498,644	141,653,891
NET INVESTMENT INCOME (LOSS)	(5,837,129)	(3,480,875)	(2,213,695)	(23,498,644)	(141,653,891)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	30,726,838	9,774,458	1,311,902	50,348,425	526,340,217
Net change in unrealized appreciation (depreciation) on investments	74,396,741	41,181,483	1,258,940	222,996,289	1,220,847,192
NET GAIN (LOSS) ON INVESTMENTS	105,123,579	50,955,941	2,570,842	273,344,714	1,747,187,409

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$99,286,450	$47,475,066	$357,147	$249,846,070	$1,605,533,518

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021
Net Assets	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021

NET ASSETS, representing:
Accumulation units	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021
	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021

Units outstanding	199,718,618	445,608,466	287,724,065	219,308,043	747,873,046

Portfolio shares held	173,619,034	375,957,130	239,565,418	209,990,506	726,995,349
Portfolio net asset value per share	$16.12	$20.48	$18.06	$16.44	$18.27
Investment in portfolio shares, at cost	$2,152,589,427	$4,927,637,103	$3,161,082,212	$2,371,535,670	$10,132,918,709

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	44,754,001	114,065,840	67,957,288	51,870,267	198,598,615
NET INVESTMENT INCOME (LOSS)	(44,754,001)	(114,065,840)	(67,957,288)	(51,870,267)	(198,598,615)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	100,032,450	407,630,726	202,237,202	143,726,508	426,883,895
Net change in unrealized appreciation (depreciation) on investments	284,426,088	888,780,487	373,477,412	454,816,296	1,753,479,766
NET GAIN (LOSS) ON INVESTMENTS	384,458,538	1,296,411,213	575,714,614	598,542,804	2,180,363,661

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$339,704,537	$1,182,345,373	$507,757,326	$546,672,537	$1,981,765,046
The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469
Net Assets	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469

NET ASSETS, representing:
Accumulation units	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469
	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469

Units outstanding	355,640,956	29,331,933	25,141,413	10,768,468	126,832,694

Portfolio shares held	301,259,259	21,916,396	231,233,374	5,494,832	105,153,748
Portfolio net asset value per share	$21.63	$46.15	$1.00	$53.05	$14.80
Investment in portfolio shares, at cost	$4,005,905,656	$581,020,304	$231,233,374	$199,680,687	$1,352,893,891

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$3,778,926	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	98,405,443	14,245,651	3,136,242	4,196,921	23,968,850
NET INVESTMENT INCOME (LOSS)	(98,405,443)	(14,245,651)	642,684	(4,196,921)	(23,968,850)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	355,724,381	92,928,484	—	20,176,419	41,747,534
Net change in unrealized appreciation (depreciation) on investments	871,809,781	135,337,036	—	48,159,247	93,482,322
NET GAIN (LOSS) ON INVESTMENTS	1,227,534,162	228,265,520	—	68,335,666	135,229,856

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,129,128,719	$214,019,869	$642,684	$64,138,745	$111,261,006

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019
ASSETS
Investment in the portfolios, at fair value	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—
Net Assets	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—

NET ASSETS, representing:
Accumulation units	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—
	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—

Units outstanding	10,844,652	17,069,907	97,350,144	97,267,211	—

Portfolio shares held	6,445,103	13,844,244	171,951,675	94,098,927	—
Portfolio net asset value per share	$21.46	$20.53	$8.32	$14.06	$—
Investment in portfolio shares, at cost	$117,475,673	$195,075,024	$1,333,318,467	$1,152,367,591	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,847,075	3,167,380	42,551,075	18,601,783	681,291
NET INVESTMENT INCOME (LOSS)	(1,847,075)	(3,167,380)	(42,551,075)	(18,601,783)	(681,291)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,888,721	15,304,164	277,211,839	29,547,859	1,251,260
Net change in unrealized appreciation (depreciation) on investments	20,310,920	58,287,199	7,157,533	119,133,859	(513,940)
NET GAIN (LOSS) ON INVESTMENTS	23,199,641	73,591,363	284,369,372	148,681,718	737,320

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$21,352,566	$70,423,983	$241,818,297	$130,079,935	$56,029

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577
Net Assets	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577

NET ASSETS, representing:
Accumulation units	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577
	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577

Units outstanding	3,975,860	20,056,051	13,918,412	262,439,579	150,690,822

Portfolio shares held	4,868,858	21,261,425	12,892,618	247,707,529	138,728,350
Portfolio net asset value per share	$14.94	$9.85	$25.03	$15.96	$18.01
Investment in portfolio shares, at cost	$55,563,940	$185,792,243	$228,776,084	$2,831,114,361	$1,732,039,288

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,075,475	3,138,136	4,580,687	57,838,719	36,857,029
NET INVESTMENT INCOME (LOSS)	(1,075,475)	(3,138,136)	(4,580,687)	(57,838,719)	(36,857,029)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,509,144	3,277,880	18,832,417	127,675,464	97,792,731
Net change in unrealized appreciation (depreciation) on investments	10,344,486	20,233,880	41,363,201	494,617,994	316,776,525
NET GAIN (LOSS) ON INVESTMENTS	14,853,630	23,511,760	60,195,618	622,293,458	414,569,256

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,778,155	$20,373,624	$55,614,931	$564,454,739	$377,712,227

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775
Net Assets	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775

NET ASSETS, representing:
Accumulation units	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775
	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775

Units outstanding	154,761,803	19,397	25,230	46,362	57,942

Portfolio shares held	140,382,609	7,572	11,034	15,116	22,918
Portfolio net asset value per share	$15.28	$82.97	$48.21	$46.06	$74.91
Investment in portfolio shares, at cost	$1,682,505,598	$536,654	$593,885	$540,313	$1,498,149

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$7,563	$4,045	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	31,222,894	7,036	6,639	11,059	21,164
NET INVESTMENT INCOME (LOSS)	(31,222,894)	(7,036)	924	(7,014)	(21,164)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	27,323	80,009	38,005	205,653
Net realized gain (loss) on shares redeemed	52,623,402	26,673	(18,183)	58,608	51,943
Net change in unrealized appreciation (depreciation) on investments	244,893,079	62,504	46,353	88,450	24,300
NET GAIN (LOSS) ON INVESTMENTS	297,516,481	116,500	108,179	185,063	281,896

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$266,293,587	$109,464	$109,103	$178,049	$260,732

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$507,292	$590,038	$622,389	$337,647	$526,324
Net Assets	$507,292	$590,038	$622,389	$337,647	$526,324

NET ASSETS, representing:
Accumulation units	$507,292	$590,038	$622,389	$337,647	$526,324
	$507,292	$590,038	$622,389	$337,647	$526,324

Units outstanding	22,179	27,618	30,012	17,714	21,455

Portfolio shares held	6,401	13,680	14,766	5,191	14,681
Portfolio net asset value per share	$79.25	$43.13	$42.15	$65.05	$35.85
Investment in portfolio shares, at cost	$450,483	$595,375	$585,565	$322,588	$533,136

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$1,049	$4,667	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,933	8,360	5,796	3,243	6,320
NET INVESTMENT INCOME (LOSS)	(6,933)	(8,360)	(4,747)	1,424	(6,320)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	98,644	60,558	17,392	14,050	72,583
Net realized gain (loss) on shares redeemed	17,156	(9,277)	(191)	2,021	(13,724)
Net change in unrealized appreciation (depreciation) on investments	27,753	66,525	88,383	34,450	32,308
NET GAIN (LOSS) ON INVESTMENTS	143,553	117,806	105,584	50,521	91,167

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$136,620	$109,446	$100,837	$51,945	$84,847

The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$234,494	$78,553	$656,699	$1,219,366	$917,740
Net Assets	$234,494	$78,553	$656,699	$1,219,366	$917,740

NET ASSETS, representing:
Accumulation units	$234,494	$78,553	$656,699	$1,219,366	$917,740
	$234,494	$78,553	$656,699	$1,219,366	$917,740

Units outstanding	11,599	6,400	31,349	47,671	51,751

Portfolio shares held	4,818	2,491	13,019	18,949	19,280
Portfolio net asset value per share	$48.67	$31.53	$50.44	$64.35	$47.60
Investment in portfolio shares, at cost	$214,594	$81,943	$580,811	$1,049,805	$703,872

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$2,451	$9,239	$—	$7,710

EXPENSES
Charges for mortality and expense risk, and
for administration	2,788	1,194	6,051	16,125	11,316
NET INVESTMENT INCOME (LOSS)	(2,788)	1,257	3,188	(16,125)	(3,606)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	34,692	259,818	79,755
Net realized gain (loss) on shares redeemed	(9,193)	(2,163)	9,996	19,508	22,416
Net change in unrealized appreciation (depreciation) on investments	56,133	9,226	53,569	(4,021)	96,292
NET GAIN (LOSS) ON INVESTMENTS	46,940	7,063	98,257	275,305	198,463

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$44,152	$8,320	$101,445	$259,180	$194,857

The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156
Net Assets	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156

NET ASSETS, representing:
Accumulation units	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156
	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156

Units outstanding	9,348,489	3,874,325	2,778,380	8,706	123,972

Portfolio shares held	6,931,633	6,485,752	2,257,666	85,522	20,889
Portfolio net asset value per share	$40.51	$7.10	$15.55	$1.82	$31.89
Investment in portfolio shares, at cost	$182,451,977	$45,128,035	$34,091,761	$263,030	$513,443

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$6,283	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,714,634	661,003	996,526	2,516	11,392
NET INVESTMENT INCOME (LOSS)	(3,714,634)	(661,003)	(996,526)	3,767	(11,392)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	63,442	83,048
Net realized gain (loss) on shares redeemed	21,741,924	315,574	3,303,343	(12,510)	58,108
Net change in unrealized appreciation (depreciation) on investments	48,983,795	637,496	(1,240,475)	(34,651)	79,867
NET GAIN (LOSS) ON INVESTMENTS	70,725,719	953,070	2,062,868	16,281	221,023

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$67,011,085	$292,067	$1,066,342	$20,048	$209,631

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499
Net Assets	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499

NET ASSETS, representing:
Accumulation units	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499
	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499

Units outstanding	15,549	1,784,535	80,749,045	142,439,369	52,364

Portfolio shares held	40,979	1,444,646	66,548,817	124,312,703	49,981
Portfolio net asset value per share	$10.29	$14.38	$18.92	$15.62	$26.56
Investment in portfolio shares, at cost	$355,392	$19,107,372	$952,971,942	$1,391,254,703	$1,032,537

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,018

EXPENSES
Charges for mortality and expense risk, and
for administration	6,945	557,051	14,586,632	29,202,734	22,392
NET INVESTMENT INCOME (LOSS)	(6,945)	(557,051)	(14,586,632)	(29,202,734)	(15,374)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	62,057	—	—	—	145,054
Net realized gain (loss) on shares redeemed	16,955	683,494	83,137,060	49,472,488	63,241
Net change in unrealized appreciation (depreciation) on investments	13,779	704,332	140,360,164	251,314,114	148,689
NET GAIN (LOSS) ON INVESTMENTS	92,791	1,387,826	223,497,224	300,786,602	356,984

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$85,846	$830,775	$208,910,592	$271,583,868	$341,610

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794
Net Assets	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794

NET ASSETS, representing:
Accumulation units	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794
	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794

Units outstanding	30,278,075	573,165	48,939,188	713,567	10,037,461

Portfolio shares held	27,011,149	490,420	42,976,271	669,808	8,798,793
Portfolio net asset value per share	$13.39	$12.11	$17.42	$12.22	$23.36
Investment in portfolio shares, at cost	$320,813,681	$5,277,383	$567,796,742	$7,301,155	$160,546,980

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	4,477,200	155,592	9,495,287	65,035	2,498,174
NET INVESTMENT INCOME (LOSS)	(4,477,200)	(155,592)	(9,495,287)	(65,035)	(2,498,174)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,229,725	481,393	12,971,618	109,502	7,738,561
Net change in unrealized appreciation (depreciation) on investments	22,800,788	36,177	115,460,259	912,280	36,587,498
NET GAIN (LOSS) ON INVESTMENTS	31,030,513	517,570	128,431,877	1,021,782	44,326,059

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,553,313	$361,978	$118,936,590	$956,747	$41,827,885

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614
Net Assets	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614

NET ASSETS, representing:
Accumulation units	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614
	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614

Units outstanding	460,011	2,678,827	8,907,359	1,169,849,264	1,243,527

Portfolio shares held	396,979	2,543,927	7,935,468	1,025,752,504	1,098,963
Portfolio net asset value per share	$11.67	$12.24	$22.00	$13.83	$20.63
Investment in portfolio shares, at cost	$4,332,973	$28,780,711	$129,215,812	$11,636,328,498	$18,066,531

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	238,809	254,850	2,219,077	234,319,805	189,444
NET INVESTMENT INCOME (LOSS)	(238,809)	(254,850)	(2,219,077)	(234,319,805)	(189,444)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,113,553	(45,560)	8,737,614	7,000,132	590,491
Net change in unrealized appreciation (depreciation) on investments	(174,251)	4,546,379	30,596,302	2,007,497,930	3,533,007
NET GAIN (LOSS) ON INVESTMENTS	939,302	4,500,819	39,333,916	2,014,498,062	4,123,498

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$700,493	$4,245,969	$37,114,839	$1,780,178,257	$3,934,054

The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709
Net Assets	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709

NET ASSETS, representing:
Accumulation units	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709
	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709

Units outstanding	989,205	775,633	185,523,738	2,947,691	5,889,529

Portfolio shares held	866,981	681,644	170,819,819	2,806,431	5,612,722
Portfolio net asset value per share	$21.62	$13.22	$15.84	$13.72	$14.99
Investment in portfolio shares, at cost	$14,485,577	$8,427,300	$2,195,565,765	$31,766,770	$67,340,506

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	136,504	359,310	31,630,598	212,832	464,703
NET INVESTMENT INCOME (LOSS)	(136,504)	(359,310)	(31,630,598)	(212,832)	(464,703)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	473,945	1,769,583	8,742,547	378,085	1,144,647
Net change in unrealized appreciation (depreciation) on investments	3,136,220	(227,063)	456,642,009	5,775,199	12,965,037
NET GAIN (LOSS) ON INVESTMENTS	3,610,165	1,542,520	465,384,556	6,153,284	14,109,684

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,473,661	$1,183,210	$433,753,958	$5,940,452	$13,644,981

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
ASSETS
Investment in the portfolios, at fair value	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330
Net Assets	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330

NET ASSETS, representing:
Accumulation units	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330
	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330

Units outstanding	5,864,132	1,931,111	2,924,978	3,408,064	243,068

Portfolio shares held	5,586,946	1,887,599	2,815,744	3,286,755	236,883
Portfolio net asset value per share	$14.29	$10.34	$14.67	$11.50	$9.39
Investment in portfolio shares, at cost	$65,170,575	$18,528,628	$32,953,650	$34,403,074	$2,353,075

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	461,959	114,573	220,524	227,667	13,067
NET INVESTMENT INCOME (LOSS)	(461,959)	(114,573)	(220,524)	(227,667)	(13,067)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,431,477	29,715	648,451	296,200	(23,571)
Net change in unrealized appreciation (depreciation) on investments	9,001,752	1,039,596	7,569,930	2,627,277	(50,322)
NET GAIN (LOSS) ON INVESTMENTS	10,433,229	1,069,311	8,218,381	2,923,477	(73,893)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,971,270	$954,738	$7,997,857	$2,695,810	$(86,960)

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984
Net Assets	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984

NET ASSETS, representing:
Accumulation units	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984
	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984

Units outstanding	570,632	902,407	39,352,456	3,763,466	472,669

Portfolio shares held	544,973	878,714	36,673,291	3,397,551	452,864
Portfolio net asset value per share	$14.13	$10.10	$13.67	$11.52	$11.69
Investment in portfolio shares, at cost	$6,089,546	$8,584,584	$422,431,848	$36,820,030	$4,967,017

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	39,994	43,130	6,129,182	1,147,004	26,030
NET INVESTMENT INCOME (LOSS)	(39,994)	(43,130)	(6,129,182)	(1,147,004)	(26,030)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	107,179	31,624	1,944,596	4,288,992	28,177
Net change in unrealized appreciation (depreciation) on investments	1,524,442	315,620	68,455,594	1,606,856	260,431
NET GAIN (LOSS) ON INVESTMENTS	1,631,621	347,244	70,400,190	5,895,848	288,608

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,591,627	$304,114	$64,271,008	$4,748,844	$262,578

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,559,036	$—	$3,343,792	$5,167,704	$—
Net Assets	$2,559,036	$—	$3,343,792	$5,167,704	$—

NET ASSETS, representing:
Accumulation units	$2,559,036	$—	$3,343,792	$5,167,704	$—
	$2,559,036	$—	$3,343,792	$5,167,704	$—

Units outstanding	229,093	—	294,708	437,993	—

Portfolio shares held	218,534	—	283,613	427,790	—
Portfolio net asset value per share	$11.71	$—	$11.79	$12.08	$—
Investment in portfolio shares, at cost	$2,378,984	$—	$3,118,856	$4,587,652	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	6/28/2019**	12/31/2019	12/31/2019	6/28/2019**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	12,083	7,312	15,905	28,255	8,380
NET INVESTMENT INCOME (LOSS)	(12,083)	(7,312)	(15,905)	(28,255)	(8,380)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,731	4,365	28,767	35,796	(8,600)
Net change in unrealized appreciation (depreciation) on investments	155,979	7,333	132,294	618,027	119,274
NET GAIN (LOSS) ON INVESTMENTS	165,710	11,698	161,061	653,823	110,674

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$153,627	$4,386	$145,156	$625,568	$102,294

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$8,847,390	$9,309,726	$—	$—	$51,164,311
Net Assets	$8,847,390	$9,309,726	$—	$—	$51,164,311

NET ASSETS, representing:
Accumulation units	$8,847,390	$9,309,726	$—	$—	$51,164,311
	$8,847,390	$9,309,726	$—	$—	$51,164,311

Units outstanding	779,029	934,491	—	—	4,130,433

Portfolio shares held	701,061	913,614	—	—	3,533,447
Portfolio net asset value per share	$12.62	$10.19	$—	$—	$14.48
Investment in portfolio shares, at cost	$8,233,030	$8,989,217	$—	$—	$49,574,988

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	6/28/2019**	1/25/2019**	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$620,268

EXPENSES
Charges for mortality and expense risk, and
for administration	46,772	53,610	14,083	6,066	267,659
NET INVESTMENT INCOME (LOSS)	(46,772)	(53,610)	(14,083)	(6,066)	352,609

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,896,144
Net realized gain (loss) on shares redeemed	4,384	12,219	493,418	1,171,187	100
Net change in unrealized appreciation (depreciation) on investments	1,172,475	431,800	7,321	(655,665)	4,703,648
NET GAIN (LOSS) ON INVESTMENTS	1,176,859	444,019	500,739	515,522	6,599,892

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,130,087	$390,409	$486,656	$509,456	$6,952,501

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957
Net Assets	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957

NET ASSETS, representing:
Accumulation units	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957
	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957

Units outstanding	1,594,168	3,296,447	450,706	886,651	1,765,543

Portfolio shares held	1,783,861	3,032,472	447,736	835,181	1,696,014
Portfolio net asset value per share	$11.12	$11.29	$13.26	$11.17	$11.05
Investment in portfolio shares, at cost	$18,676,111	$31,385,094	$4,809,429	$8,584,643	$18,723,361

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$529,184	$—	$120,598	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	108,094	1,184,283	96,177	293,808	192,026
NET INVESTMENT INCOME (LOSS)	421,090	(1,184,283)	24,421	(293,808)	(192,026)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	44,540	—	—	—	—
Net realized gain (loss) on shares redeemed	60,545	4,461,791	126,822	1,938,487	306,521
Net change in unrealized appreciation (depreciation) on investments	1,560,300	2,285,245	929,895	(155,348)	(70,028)
NET GAIN (LOSS) ON INVESTMENTS	1,665,385	6,747,036	1,056,717	1,783,139	236,493

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,086,475	$5,562,753	$1,081,138	$1,489,331	$44,467

The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446
Net Assets	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446

NET ASSETS, representing:
Accumulation units	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446
	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446

Units outstanding	78,974,701	920,350	14,124,356	10,889,077	27,773

Portfolio shares held	77,288,810	902,204	13,931,549	10,750,114	27,641
Portfolio net asset value per share	$11.68	$11.44	$12.36	$11.93	$10.11
Investment in portfolio shares, at cost	$807,431,727	$10,440,245	$159,142,353	$120,048,972	$278,297

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio
	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*	8/19/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	7,798,261	97,827	966,371	680,217	238
NET INVESTMENT INCOME (LOSS)	(7,798,261)	(97,827)	(966,371)	(680,217)	(238)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	66,774	(6,275)	21,723	71,948	1
Net change in unrealized appreciation (depreciation) on investments	112,524,122	(119,031)	13,051,597	8,199,888	1,148
NET GAIN (LOSS) ON INVESTMENTS	112,590,896	(125,306)	13,073,320	8,271,836	1,149

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$104,792,635	$(223,133)	$12,106,949	$7,591,619	$911

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Corporate Bond Portfolio	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$279,683	$262,315	$644,313	$279,388	$1,099,409
Net Assets	$279,683	$262,315	$644,313	$279,388	$1,099,409

NET ASSETS, representing:
Accumulation units	$279,683	$262,315	$644,313	$279,388	$1,099,409
	$279,683	$262,315	$644,313	$279,388	$1,099,409

Units outstanding	27,742	26,072	63,601	27,768	106,726

Portfolio shares held	27,609	25,946	63,292	27,635	106,532
Portfolio net asset value per share	$10.13	$10.11	$10.18	$10.11	$10.32
Investment in portfolio shares, at cost	$278,297	$260,818	$639,295	$278,297	$1,091,114

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Corporate Bond Portfolio	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio
	8/19/2019*	8/19/2019*	8/19/2019*	8/19/2019*	11/18/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	238	218	744	238	461
NET INVESTMENT INCOME (LOSS)	(238)	(218)	(744)	(238)	(461)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1	1	4	1	3
Net change in unrealized appreciation (depreciation) on investments	1,386	1,498	5,018	1,090	8,295
NET GAIN (LOSS) ON INVESTMENTS	1,387	1,499	5,022	1,091	8,298

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,149	$1,281	$4,278	$853	$7,837

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$327,787	$(1,713,547)	$(2,278,436)	$(134,725)	$(160,893)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	3,512,354	12,192,262	572,791	897,285
Net change in unrealized appreciation (depreciation) on investments	—	9,231,227	27,337,371	1,175,935	1,059,091
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	327,787	11,030,034	37,251,197	1,614,001	1,795,483

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,044,013	276,689	240,685	29,146	9,138
Annuity payments	(1,199,894)	(1,921,204)	(1,373,177)	(250,492)	(125,532)
Surrenders, withdrawals and death benefits	(17,952,047)	(13,780,776)	(17,228,345)	(878,259)	(1,658,961)
Net transfers between other subaccounts
or fixed rate option	12,210,059	1,134,149	(1,893,622)	1,876	31,113
Miscellaneous transactions	(13,146)	(1,440)	1,736	(175)	(317)
Other charges	(94,981)	(28,138)	(126,801)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,005,996)	(14,320,720)	(20,379,524)	(1,097,904)	(1,744,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,678,209)	(3,290,686)	16,871,673	516,097	50,924

NET ASSETS
Beginning of period	77,266,902	123,735,475	145,112,485	9,282,816	11,290,466
End of period	$71,588,693	$120,444,789	$161,984,158	$9,798,913	$11,341,390

Beginning units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067
Units issued	15,494,228	706,839	234,196	16,091	12,915
Units redeemed	(21,010,051)	(5,770,817)	(5,400,322)	(329,966)	(563,970)
Ending units	62,645,902	40,888,801	37,339,545	2,618,084	3,375,012

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,981,232)	$(1,879,956)	$(34,348)	$(4,186,480)	$(758,567)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,087,713	697,562	(155,697)	19,105,496	3,199,788
Net change in unrealized appreciation (depreciation) on investments	33,173,852	18,184,113	409,323	59,736,743	10,237,410
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,280,333	17,001,719	219,278	74,655,759	12,678,631

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	484,629	298,071	3,675	32,895,911	188,809
Annuity payments	(1,523,227)	(1,175,037)	(35,299)	(1,873,108)	(303,166)
Surrenders, withdrawals and death benefits	(21,328,965)	(14,194,793)	(287,220)	(29,435,779)	(4,749,512)
Net transfers between other subaccounts
or fixed rate option	(2,083,066)	(100,423)	6,667	3,475,561	(541,829)
Miscellaneous transactions	(2,201)	952	(27)	679	(29)
Other charges	(280,649)	(175,592)	—	(435,780)	(60,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,733,479)	(15,346,822)	(312,204)	4,627,484	(5,466,688)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,546,854	1,654,897	(92,926)	79,283,243	7,211,943

NET ASSETS
Beginning of period	184,022,407	121,952,647	2,427,673	255,596,924	46,310,425
End of period	$201,569,261	$123,607,544	$2,334,747	$334,880,167	$53,522,368

Beginning units	61,202,859	25,232,505	567,488	72,391,992	17,862,656
Units issued	495,525	330,727	8,993	5,202,227	251,804
Units redeemed	(7,787,945)	(3,204,657)	(76,494)	(10,701,128)	(2,124,483)
Ending units	53,910,439	22,358,575	499,987	66,893,091	15,989,977

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,089,032)	$(774,795)	$159,610	$480,777	$(283,552)
Capital gains distributions received	—	—	703,235	3,217,037	6,989,396
Net realized gain (loss) on shares redeemed	28,900,530	3,885,545	159,877	1,335,530	1,873,590
Net change in unrealized appreciation (depreciation) on investments	50,987,314	7,894,375	2,828,399	6,723,102	6,076,927
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,798,812	11,005,125	3,851,121	11,756,446	14,656,361

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	702,748	6,091,522	9,202	88,750	184,314
Annuity payments	(2,278,696)	(309,019)	(43,508)	(636,210)	(278,147)
Surrenders, withdrawals and death benefits	(29,983,927)	(5,696,998)	(1,341,307)	(6,369,707)	(7,268,585)
Net transfers between other subaccounts
or fixed rate option	(5,706,506)	319,425	(175,880)	(764,063)	(877,217)
Miscellaneous transactions	(1,204)	3,136	(159)	(1,435)	(1,623)
Other charges	(231,256)	(50,982)	(2,831)	(10,593)	(15,904)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,498,841)	357,084	(1,554,483)	(7,693,258)	(8,257,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,299,971	11,362,209	2,296,638	4,063,188	6,399,199

NET ASSETS
Beginning of period	254,460,686	52,736,752	15,414,485	50,313,114	57,041,193
End of period	$292,760,657	$64,098,961	$17,711,123	$54,376,302	$63,440,392

Beginning units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039
Units issued	369,958	915,852	94,117	42,337	48,696
Units redeemed	(8,292,866)	(1,275,826)	(890,971)	(1,930,699)	(2,796,673)
Ending units	54,682,749	8,817,399	8,321,461	12,151,341	18,482,062

The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(489,526)	$234,167	$(102,381)	$(876,947)	$153,455
Capital gains distributions received	5,401,170	—	1,679,083	5,429,776	1,261,149
Net realized gain (loss) on shares redeemed	2,167,047	(412,289)	740,430	4,445,761	901,003
Net change in unrealized appreciation (depreciation) on investments	7,707,728	10,927,210	2,105,986	9,991,352	2,511,934
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,786,419	10,749,088	4,423,118	18,989,942	4,827,541

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	135,708	75,723	4,694	116,709	8,857
Annuity payments	(243,361)	(374,928)	(117,203)	(375,004)	(60,784)
Surrenders, withdrawals and death benefits	(6,580,031)	(4,842,582)	(2,205,809)	(5,727,892)	(1,823,145)
Net transfers between other subaccounts
or fixed rate option	(668,152)	(725,073)	(313,644)	(1,828,976)	(290,978)
Miscellaneous transactions	703	(138)	(507)	474	814
Other charges	(13,508)	(11,063)	(3,705)	(13,974)	(4,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,368,641)	(5,878,061)	(2,636,174)	(7,828,663)	(2,170,032)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,417,778	4,871,027	1,786,944	11,161,279	2,657,509

NET ASSETS
Beginning of period	46,477,711	45,259,103	15,159,064	54,733,225	19,900,714
End of period	$53,895,489	$50,130,130	$16,946,008	$65,894,504	$22,558,223

Beginning units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450
Units issued	107,434	36,100	102,572	209,386	114,699
Units redeemed	(2,186,306)	(1,876,933)	(789,466)	(1,866,715)	(655,294)
Ending units	12,903,581	13,412,019	3,984,297	12,438,348	5,156,855
The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(314,247)	$(542,997)	$29,135	$(122,925)	$(1,179,626)
Capital gains distributions received	3,158,978	—	1,037,352	1,160,446	—
Net realized gain (loss) on shares redeemed	(570,745)	3,433,511	(667,128)	463,249	4,955,728
Net change in unrealized appreciation (depreciation) on investments	3,408,943	6,352,118	5,035,258	932,591	10,116,223
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,682,929	9,242,632	5,434,617	2,433,361	13,892,325

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,652	50,112	1,470	8,615	47,216
Annuity payments	(52,582)	(139,801)	(176,230)	(8,646)	(340,743)
Surrenders, withdrawals and death benefits	(2,343,289)	(3,890,023)	(1,935,419)	(960,779)	(7,394,446)
Net transfers between other subaccounts
or fixed rate option	(750,767)	(934,536)	(771,029)	(216,095)	440,441
Miscellaneous transactions	(279)	(1,288)	(20)	(109)	(2,000)
Other charges	(5,068)	(7,491)	(4,300)	(1,175)	(186,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,136,333)	(4,923,027)	(2,885,528)	(1,178,189)	(7,436,363)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,546,596	4,319,605	2,549,089	1,255,172	6,455,962

NET ASSETS
Beginning of period	19,924,934	35,913,830	19,488,723	7,846,713	68,758,638
End of period	$22,471,530	$40,233,435	$22,037,812	$9,101,885	$75,214,600

Beginning units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355
Units issued	98,692	49,676	101,580	435,954	458,005
Units redeemed	(945,698)	(1,428,949)	(1,455,765)	(1,091,885)	(2,738,434)
Ending units	5,768,508	10,236,874	9,410,940	4,604,160	21,776,926

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	4/26/2019**	12/31/2019

OPERATIONS
Net investment income (loss)	$(127,678)	$(1,513,762)	$(447,333)	$(2,420,795)	$(3,411,474)
Capital gains distributions received	1,017,067	—	—	—	—
Net realized gain (loss) on shares redeemed	468,095	9,007,517	1,040,892	137,278,213	16,616,765
Net change in unrealized appreciation (depreciation) on investments	1,335,917	20,726,306	6,700,901	(62,547,801)	44,009,871
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,693,401	28,220,061	7,294,460	72,309,617	57,215,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,136	97,631	52,267	1,824,221	7,127,477
Annuity payments	(2,691)	(515,775)	(258,358)	(50,167)	(196,217)
Surrenders, withdrawals and death benefits	(1,087,506)	(9,212,941)	(2,918,769)	(13,138,754)	(17,490,942)
Net transfers between other subaccounts
or fixed rate option	(170,833)	(3,915,584)	(62,366)	(551,636,033)	7,017,455
Miscellaneous transactions	(15)	(1,291)	258	2,378	(4,189)
Other charges	(26,655)	(238,273)	(66,310)	(1,725,289)	(2,035,056)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,273,564)	(13,786,233)	(3,253,278)	(564,723,644)	(5,581,472)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,419,837	14,433,828	4,041,182	(492,414,027)	51,633,690

NET ASSETS
Beginning of period	8,622,599	83,325,467	25,293,465	492,414,027	191,486,619
End of period	$10,042,436	$97,759,295	$29,334,647	$—	$243,120,309

Beginning units	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355
Units issued	25,615	271,644	337,738	1,593,566	2,378,053
Units redeemed	(571,324)	(3,981,822)	(1,943,924)	(32,107,870)	(2,492,727)
Ending units	3,816,433	23,411,279	13,517,561	—	10,351,681

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(22,208,664)	$(7,331,150)	$(2,870,289)	$(2,721,351)	$(1,499,631)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	59,631,828	8,761,014	9,560,625	15,233,269	5,035,480
Net change in unrealized appreciation (depreciation) on investments	125,997,565	72,894,655	19,511,911	38,821,001	11,245,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	163,420,729	74,324,519	26,202,247	51,332,919	14,781,574

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,086,453	11,161,859	13,827,746	4,340,665	1,069,443
Annuity payments	(208,468)	(390,760)	(89,064)	(269,444)	(120,252)
Surrenders, withdrawals and death benefits	(102,539,311)	(45,774,502)	(19,272,449)	(13,868,813)	(8,148,890)
Net transfers between other subaccounts
or fixed rate option	90,897,256	572,018,577	20,970,385	7,226,406	11,501,580
Miscellaneous transactions	1,360	(4,346)	1,123	7,747	348
Other charges	(15,203,354)	(4,803,846)	(1,543,744)	(1,655,739)	(879,706)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,033,936	532,206,982	13,893,997	(4,219,178)	3,422,523

TOTAL INCREASE (DECREASE) IN NET ASSETS	168,454,665	606,531,501	40,096,244	47,113,741	18,204,097

NET ASSETS
Beginning of period	1,245,804,034	119,810,625	183,295,846	146,257,718	83,510,458
End of period	$1,414,258,699	$726,342,126	$223,392,090	$193,371,459	$101,714,555

Beginning units	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920
Units issued	15,112,947	39,581,597	4,163,733	1,843,381	1,237,009
Units redeemed	(14,363,063)	(7,233,452)	(3,173,846)	(1,943,145)	(1,077,066)
Ending units	96,112,523	40,564,790	13,887,537	7,451,722	4,832,863

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,809,129)	$(8,916,008)	$(5,335,128)	$(6,336,399)	$(2,920,898)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,781,865	47,843,060	28,018,127	45,986,613	21,567,889
Net change in unrealized appreciation (depreciation) on investments	17,956,205	103,852,175	81,686,949	67,375,551	44,643,220
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,928,941	142,779,227	104,369,948	107,025,765	63,290,211

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,388,627	12,541,993	6,807,666	6,317,399	10,473,471
Annuity payments	(113,095)	(342,992)	(537,258)	(274,778)	(256,884)
Surrenders, withdrawals and death benefits	(10,782,613)	(50,314,345)	(36,192,078)	(36,590,176)	(16,623,816)
Net transfers between other subaccounts
or fixed rate option	12,835,111	12,182,144	16,107,461	4,655,184	9,960,135
Miscellaneous transactions	12,243	27,603	(2,512)	43,161	3,715
Other charges	(1,034,827)	(5,407,170)	(4,246,013)	(3,633,466)	(1,762,168)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,305,446	(31,312,767)	(18,062,734)	(29,482,676)	1,794,453

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,234,387	111,466,460	86,307,214	77,543,089	65,084,664

NET ASSETS
Beginning of period	101,851,723	503,319,469	371,821,543	365,723,843	176,702,614
End of period	$126,086,110	$614,785,929	$458,128,757	$443,266,932	$241,787,278

Beginning units	5,875,034	25,756,780	21,289,126	15,298,440	7,727,932
Units issued	1,741,047	4,933,287	3,252,877	2,704,286	2,480,191
Units redeemed	(1,578,903)	(6,132,168)	(4,061,735)	(3,652,098)	(2,243,900)
Ending units	6,037,178	24,557,899	20,480,268	14,350,628	7,964,223

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,953,522)	$(2,482,843)	$(3,614,472)	$(3,472,773)	$(169,194,039)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,548,104	2,245,396	19,072,550	1,525,017	515,282,836
Net change in unrealized appreciation (depreciation) on investments	42,822,740	5,429,235	35,099,149	30,581,352	1,523,726,977
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54,417,322	5,191,788	50,557,227	28,633,596	1,869,815,774

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,359,114	8,717,175	6,939,232	2,328,506	264,274,666
Annuity payments	(69,837)	(257,645)	(206,598)	(215,048)	(2,495,688)
Surrenders, withdrawals and death benefits	(25,524,124)	(25,245,979)	(21,178,655)	(17,333,276)	(795,467,334)
Net transfers between other subaccounts
or fixed rate option	33,281,328	39,611,855	7,684,883	45,027,453	307,652,833
Miscellaneous transactions	9,287	(229)	13,416	2,010	52,756
Other charges	(2,896,784)	(1,246,108)	(2,163,855)	(2,043,408)	(124,981,751)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	15,158,984	21,579,069	(8,911,577)	27,766,237	(350,964,518)

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,576,306	26,770,857	41,645,650	56,399,833	1,518,851,256

NET ASSETS
Beginning of period	275,011,841	154,769,132	223,948,245	180,098,308	9,844,072,579
End of period	$344,588,147	$181,539,989	$265,593,895	$236,498,141	$11,362,923,835

Beginning units	14,848,798	15,417,587	9,827,602	20,118,870	650,404,771
Units issued	4,255,495	7,324,190	2,387,774	7,653,105	64,104,410
Units redeemed	(3,418,205)	(5,266,185)	(2,701,411)	(4,815,589)	(80,930,238)
Ending units	15,686,088	17,475,592	9,513,965	22,956,386	633,578,943

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(5,837,129)	$(3,480,875)	$(2,213,695)	$(23,498,644)	$(141,653,891)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	30,726,838	9,774,458	1,311,902	50,348,425	526,340,217
Net change in unrealized appreciation (depreciation) on investments	74,396,741	41,181,483	1,258,940	222,996,289	1,220,847,192
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	99,286,450	47,475,066	357,147	249,846,070	1,605,533,518

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,995,308	4,045,743	4,759,322	48,920,703	271,432,658
Annuity payments	(159,700)	(177,620)	(96,609)	(485,990)	(2,223,023)
Surrenders, withdrawals and death benefits	(33,042,341)	(18,148,786)	(15,325,816)	(103,482,949)	(586,803,489)
Net transfers between other subaccounts
or fixed rate option	6,018,937	13,002,037	23,491,359	75,124,282	411,086,697
Miscellaneous transactions	(1,073)	3,579	(382)	10,438	67,726
Other charges	(3,828,742)	(2,057,614)	(1,711,046)	(17,495,683)	(94,654,578)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(21,017,611)	(3,332,661)	11,116,828	2,590,801	(1,094,009)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,268,839	44,142,405	11,473,975	252,436,871	1,604,439,509

NET ASSETS
Beginning of period	354,583,679	184,019,710	167,384,713	1,310,262,711	7,745,029,185
End of period	$432,852,518	$228,162,115	$178,858,688	$1,562,699,582	$9,349,468,694

Beginning units	20,366,307	15,994,454	16,606,863	102,639,633	498,528,585
Units issued	3,978,921	4,178,332	3,973,534	11,672,524	77,163,676
Units redeemed	(4,901,383)	(4,376,903)	(2,959,255)	(11,268,374)	(73,477,059)
Ending units	19,443,845	15,795,883	17,621,142	103,043,783	502,215,202

The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(44,754,001)	$(114,065,840)	$(67,957,288)	$(51,870,267)	$(198,598,615)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	100,032,450	407,630,726	202,237,202	143,726,508	426,883,895
Net change in unrealized appreciation (depreciation) on investments	284,426,088	888,780,487	373,477,412	454,816,296	1,753,479,766
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	339,704,537	1,182,345,373	507,757,326	546,672,537	1,981,765,046

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,253,992	235,041,902	120,287,355	64,824,288	214,450,170
Annuity payments	(1,360,420)	(4,550,263)	(4,236,513)	(812,624)	(2,512,105)
Surrenders, withdrawals and death benefits	(191,790,300)	(534,484,388)	(439,144,640)	(240,811,553)	(892,871,161)
Net transfers between other subaccounts
or fixed rate option	370,107,736	196,585,979	284,025,448	140,196,997	990,686,650
Miscellaneous transactions	(6,117)	(16,971)	393	1,656	(5,164)
Other charges	(26,939,499)	(77,131,361)	(43,156,250)	(38,238,550)	(148,811,986)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	177,265,392	(184,555,102)	(82,224,207)	(74,839,786)	160,936,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	516,969,929	997,790,271	425,533,119	471,832,751	2,142,701,450

NET ASSETS
Beginning of period	2,281,768,895	6,701,811,750	3,901,018,323	2,980,411,166	11,139,503,571
End of period	$2,798,738,824	$7,699,602,021	$4,326,551,442	$3,452,243,917	$13,282,205,021

Beginning units	186,564,308	454,582,371	292,347,218	223,079,707	735,148,564
Units issued	47,843,687	50,961,223	44,495,151	25,364,367	126,837,899
Units redeemed	(34,689,377)	(59,935,128)	(49,118,304)	(29,136,031)	(114,113,417)
Ending units	199,718,618	445,608,466	287,724,065	219,308,043	747,873,046

The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(98,405,443)	$(14,245,651)	$642,684	$(4,196,921)	$(23,968,850)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	355,724,381	92,928,484	—	20,176,419	41,747,534
Net change in unrealized appreciation (depreciation) on investments	871,809,781	135,337,036	—	48,159,247	93,482,322
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,129,128,719	214,019,869	642,684	64,138,745	111,261,006

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	122,982,899	32,575,226	40,460,069	7,514,989	16,133,543
Annuity payments	(1,200,379)	(1,099,425)	(537,336)	(199,526)	(1,780,648)
Surrenders, withdrawals and death benefits	(471,745,943)	(82,040,549)	(949,867,930)	(21,886,057)	(148,047,831)
Net transfers between other subaccounts
or fixed rate option	138,084,890	49,168,060	923,007,055	21,066,300	182,127,280
Miscellaneous transactions	21,743	61,864	1,122	5,834	12,861
Other charges	(71,059,072)	(8,060,787)	(1,204,551)	(2,288,937)	(14,507,262)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(282,915,862)	(9,395,611)	11,858,429	4,212,603	33,937,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	846,212,857	204,624,258	12,501,113	68,351,348	145,198,949

NET ASSETS
Beginning of period	5,670,024,918	806,817,394	218,732,261	223,149,485	1,411,076,520
End of period	$6,516,237,775	$1,011,441,652	$231,233,374	$291,500,833	$1,556,275,469

Beginning units	369,894,103	29,237,797	23,879,398	10,534,931	124,402,677
Units issued	34,138,602	6,697,000	46,215,829	2,743,605	29,372,598
Units redeemed	(48,391,749)	(6,602,864)	(44,953,814)	(2,510,068)	(26,942,581)
Ending units	355,640,956	29,331,933	25,141,413	10,768,468	126,832,694

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019**

OPERATIONS
Net investment income (loss)	$(1,847,075)	$(3,167,380)	$(42,551,075)	$(18,601,783)	$(681,291)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,888,721	15,304,164	277,211,839	29,547,859	1,251,260
Net change in unrealized appreciation (depreciation) on investments	20,310,920	58,287,199	7,157,533	119,133,859	(513,940)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,352,566	70,423,983	241,818,297	130,079,935	56,029

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,100,001	5,807,260	32,585	15,277,921	—
Annuity payments	(135,122)	(156,582)	(404,969)	(596,886)	—
Surrenders, withdrawals and death benefits	(9,539,624)	(20,003,944)	(156,339,645)	(119,588,808)	(6,311,493)
Net transfers between other subaccounts
or fixed rate option	11,775,018	(4,049,760)	(5,640,890,539)	125,244,632	(63,294,806)
Miscellaneous transactions	5,374	2,538	1,777	(641)	(448)
Other charges	(1,029,526)	(2,732,374)	(33,081,430)	(12,924,230)	(42,542)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,176,121	(21,132,862)	(5,830,682,221)	7,411,988	(69,649,289)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,528,687	49,291,121	(5,588,863,924)	137,491,923	(69,593,260)

NET ASSETS
Beginning of period	112,783,217	234,931,198	7,019,501,857	1,185,538,988	69,593,260
End of period	$138,311,904	$284,222,319	$1,430,637,933	$1,323,030,911	$—

Beginning units	10,562,740	18,471,642	571,595,380	96,819,955	6,207,848
Units issued	2,635,849	2,747,032	94,124,419	20,317,768	119,277
Units redeemed	(2,353,937)	(4,148,767)	(568,369,655)	(19,870,512)	(6,327,125)
Ending units	10,844,652	17,069,907	97,350,144	97,267,211	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,075,475)	$(3,138,136)	$(4,580,687)	$(57,838,719)	$(36,857,029)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,509,144	3,277,880	18,832,417	127,675,464	97,792,731
Net change in unrealized appreciation (depreciation) on investments	10,344,486	20,233,880	41,363,201	494,617,994	316,776,525
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,778,155	20,373,624	55,614,931	564,454,739	377,712,227

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,583,032	1,675,279	7,005,451	62,402,441	68,045,193
Annuity payments	(6,605)	(21,264)	(89,438)	(1,074,123)	(162,586)
Surrenders, withdrawals and death benefits	(5,193,333)	(14,727,470)	(23,750,511)	(262,534,734)	(147,576,727)
Net transfers between other subaccounts
or fixed rate option	4,518,590	33,006,186	28,075,788	236,013,628	143,829,790
Miscellaneous transactions	632	1,861	17,246	(7,317)	15,416
Other charges	(654,709)	(2,079,864)	(2,835,812)	(46,283,353)	(28,287,713)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,247,607	17,854,728	8,422,724	(11,483,458)	35,863,373

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,025,762	38,228,352	64,037,655	552,971,281	413,575,600

NET ASSETS
Beginning of period	57,714,975	171,196,680	258,664,568	3,400,440,878	2,084,921,977
End of period	$72,740,737	$209,425,032	$322,702,223	$3,953,412,159	$2,498,497,577

Beginning units	3,863,971	18,398,504	13,467,787	262,006,212	147,089,747
Units issued	1,240,097	6,776,561	3,527,667	31,236,386	21,741,372
Units redeemed	(1,128,208)	(5,119,014)	(3,077,042)	(30,803,019)	(18,140,297)
Ending units	3,975,860	20,056,051	13,918,412	262,439,579	150,690,822

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(31,222,894)	$(7,036)	$924	$(7,014)	$(21,164)
Capital gains distributions received	—	27,323	80,009	38,005	205,653
Net realized gain (loss) on shares redeemed	52,623,402	26,673	(18,183)	58,608	51,943
Net change in unrealized appreciation (depreciation) on investments	244,893,079	62,504	46,353	88,450	24,300
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	266,293,587	109,464	109,103	178,049	260,732

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,629,241	—	5,214	16,726	10,613
Annuity payments	(459,236)	—	—	—	—
Surrenders, withdrawals and death benefits	(130,827,570)	(11,544)	(10,374)	(42,483)	(71,777)
Net transfers between other subaccounts
or fixed rate option	209,986,567	102,510	28,001	(162,424)	118,264
Miscellaneous transactions	(6,304)	—	—	21	3
Other charges	(25,325,861)	(4,396)	(5,143)	(6,582)	(13,892)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	102,996,837	86,570	17,698	(194,742)	43,211

TOTAL INCREASE (DECREASE) IN NET ASSETS	369,290,424	196,034	126,801	(16,693)	303,943

NET ASSETS
Beginning of period	1,775,755,842	432,173	405,129	712,958	1,412,832
End of period	$2,145,046,266	$628,207	$531,930	$696,265	$1,716,775

Beginning units	146,491,433	16,200	23,269	58,275	55,775
Units issued	26,618,217	9,074	8,395	14,233	20,272
Units redeemed	(18,347,847)	(5,877)	(6,434)	(26,146)	(18,105)
Ending units	154,761,803	19,397	25,230	46,362	57,942

The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,933)	$(8,360)	$(4,747)	$1,424	$(6,320)
Capital gains distributions received	98,644	60,558	17,392	14,050	72,583
Net realized gain (loss) on shares redeemed	17,156	(9,277)	(191)	2,021	(13,724)
Net change in unrealized appreciation (depreciation) on investments	27,753	66,525	88,383	34,450	32,308
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	136,620	109,446	100,837	51,945	84,847

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,294	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,460)	(27,680)	(37,082)	(10,469)	(34,721)
Net transfers between other subaccounts
or fixed rate option	(94,166)	25,242	229,696	124,002	(99,757)
Miscellaneous transactions	—	—	—	55	—
Other charges	(4,775)	(4,947)	(3,899)	(2,564)	(3,753)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(102,107)	(7,385)	188,715	111,024	(138,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,513	102,061	289,552	162,969	(53,384)

NET ASSETS
Beginning of period	472,779	487,977	332,837	174,678	579,708
End of period	$507,292	$590,038	$622,389	$337,647	$526,324

Beginning units	27,062	27,609	20,252	12,443	26,844
Units issued	3,989	5,308	12,894	9,576	4,357
Units redeemed	(8,872)	(5,299)	(3,134)	(4,305)	(9,746)
Ending units	22,179	27,618	30,012	17,714	21,455
The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,788)	$1,257	$3,188	$(16,125)	$(3,606)
Capital gains distributions received	—	—	34,692	259,818	79,755
Net realized gain (loss) on shares redeemed	(9,193)	(2,163)	9,996	19,508	22,416
Net change in unrealized appreciation (depreciation) on investments	56,133	9,226	53,569	(4,021)	96,292
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,152	8,320	101,445	259,180	194,857

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	3,581	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,904)	(3,486)	(9,555)	(39,148)	(17,936)
Net transfers between other subaccounts
or fixed rate option	(85,961)	10,282	151,772	141,460	63,004
Miscellaneous transactions	11	—	—	—	39
Other charges	(1,473)	(587)	(5,173)	(8,610)	(6,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(101,327)	6,209	140,625	93,702	38,901

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,175)	14,529	242,070	352,882	233,758

NET ASSETS
Beginning of period	291,669	64,024	414,629	866,484	683,982
End of period	$234,494	$78,553	$656,699	$1,219,366	$917,740

Beginning units	16,720	5,888	24,933	43,260	49,052
Units issued	3,676	2,550	10,998	10,408	9,904
Units redeemed	(8,797)	(2,038)	(4,582)	(5,997)	(7,205)
Ending units	11,599	6,400	31,349	47,671	51,751

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,714,634)	$(661,003)	$(996,526)	$3,767	$(11,392)
Capital gains distributions received	—	—	—	63,442	83,048
Net realized gain (loss) on shares redeemed	21,741,924	315,574	3,303,343	(12,510)	58,108
Net change in unrealized appreciation (depreciation) on investments	48,983,795	637,496	(1,240,475)	(34,651)	79,867
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	67,011,085	292,067	1,066,342	20,048	209,631

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,126,522	—	—	—	173
Annuity payments	(159,229)	—	—	—	—
Surrenders, withdrawals and death benefits	(23,510,893)	(11,475,042)	(4,120,312)	(13,142)	(224,177)
Net transfers between other subaccounts
or fixed rate option	12,841,464	47,000,736	(8,727,674)	(7,254)	(22,342)
Miscellaneous transactions	2,783	581	214	—	2
Other charges	(2,226,502)	(3,947)	(28,654)	(443)	(2,147)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	74,145	35,522,328	(12,876,426)	(20,839)	(248,491)

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,085,230	35,814,395	(11,810,084)	(791)	(38,860)

NET ASSETS
Beginning of period	213,715,238	10,234,442	46,916,792	156,441	705,016
End of period	$280,800,468	$46,048,837	$35,106,708	$155,650	$666,156

Beginning units	9,214,671	873,859	3,939,092	9,950	177,323
Units issued	2,511,491	4,158,728	2,136,355	211	753
Units redeemed	(2,377,673)	(1,158,262)	(3,297,067)	(1,455)	(54,104)
Ending units	9,348,489	3,874,325	2,778,380	8,706	123,972

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,945)	$(557,051)	$(14,586,632)	$(29,202,734)	$(15,374)
Capital gains distributions received	62,057	—	—	—	145,054
Net realized gain (loss) on shares redeemed	16,955	683,494	83,137,060	49,472,488	63,241
Net change in unrealized appreciation (depreciation) on investments	13,779	704,332	140,360,164	251,314,114	148,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	85,846	830,775	208,910,592	271,583,868	341,610

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	218,336,187	57,193,306	—
Annuity payments	—	—	(146,688)	(3,084,920)	—
Surrenders, withdrawals and death benefits	(51,616)	(2,215,768)	(227,650,351)	(133,193,607)	(256,717)
Net transfers between other subaccounts
or fixed rate option	19,510	(4,907,575)	(4,084,188)	88,666,892	(35,232)
Miscellaneous transactions	—	(1,380)	47,737	(1,875)	—
Other charges	(448)	(25,988)	(2,961,296)	(20,826,561)	(1,805)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,554)	(7,150,711)	(16,458,599)	(11,246,765)	(293,754)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,292	(6,319,936)	192,451,993	260,337,103	47,856

NET ASSETS
Beginning of period	368,385	27,093,949	1,066,651,624	1,681,427,316	1,279,643
End of period	$421,677	$20,774,013	$1,259,103,617	$1,941,764,419	$1,327,499

Beginning units	16,751	2,413,046	77,775,300	142,882,750	65,422
Units issued	1,574	264,019	19,985,334	12,032,806	128
Units redeemed	(2,776)	(892,530)	(17,011,589)	(12,476,187)	(13,186)
Ending units	15,549	1,784,535	80,749,045	142,439,369	52,364

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,477,200)	$(155,592)	$(9,495,287)	$(65,035)	$(2,498,174)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,229,725	481,393	12,971,618	109,502	7,738,561
Net change in unrealized appreciation (depreciation) on investments	22,800,788	36,177	115,460,259	912,280	36,587,498
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,553,313	361,978	118,936,590	956,747	41,827,885

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,612,135	—	79,401,998	1,049,334	8,013,111
Annuity payments	(180,241)	—	(92,723)	—	(142,721)
Surrenders, withdrawals and death benefits	(48,354,340)	(858,012)	(37,959,063)	(371,914)	(11,114,386)
Net transfers between other subaccounts
or fixed rate option	75,258,512	(3,726,060)	84,909,200	(238,699)	29,780,387
Miscellaneous transactions	(87)	(338)	(3,138)	1,049	(1,538)
Other charges	(3,464,178)	(5,387)	(8,141,363)	(29,714)	(1,538,899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	39,871,801	(4,589,797)	118,114,911	410,056	24,995,954

TOTAL INCREASE (DECREASE) IN NET ASSETS	66,425,114	(4,227,819)	237,051,501	1,366,803	66,823,839

NET ASSETS
Beginning of period	295,254,166	10,166,811	511,595,147	6,818,248	138,715,955
End of period	$361,679,280	$5,938,992	$748,646,648	$8,185,051	$205,539,794

Beginning units	26,711,644	1,036,940	40,452,623	676,246	8,592,386
Units issued	10,861,973	161,279	12,166,452	191,597	3,707,207
Units redeemed	(7,295,542)	(625,054)	(3,679,887)	(154,276)	(2,262,132)
Ending units	30,278,075	573,165	48,939,188	713,567	10,037,461

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(238,809)	$(254,850)	$(2,219,077)	$(234,319,805)	$(189,444)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,113,553	(45,560)	8,737,614	7,000,132	590,491
Net change in unrealized appreciation (depreciation) on investments	(174,251)	4,546,379	30,596,302	2,007,497,930	3,533,007
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	700,493	4,245,969	37,114,839	1,780,178,257	3,934,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,221,921	5,529,274	3,288,521,346	2,796,158
Annuity payments	—	(41,696)	(200,898)	(1,691,348)	(42,910)
Surrenders, withdrawals and death benefits	(1,520,843)	(1,786,629)	(10,728,393)	(714,654,957)	(1,298,179)
Net transfers between other subaccounts
or fixed rate option	(14,995,114)	620,333	26,600,286	30,000,216	(183,279)
Miscellaneous transactions	(59)	1,737	4,320	92,174	1,504
Other charges	(4,397)	(112,953)	(1,309,222)	(1,360,685)	(85,569)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,520,413)	2,902,713	19,895,367	2,600,906,746	1,187,725

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,819,920)	7,148,682	57,010,206	4,381,085,003	5,121,779

NET ASSETS
Beginning of period	20,452,659	23,988,989	117,570,092	9,805,072,122	17,549,835
End of period	$4,632,739	$31,137,671	$174,580,298	$14,186,157,125	$22,671,614

Beginning units	2,166,830	2,405,900	7,719,740	941,647,455	1,160,988
Units issued	354,204	648,945	3,227,268	234,052,490	307,834
Units redeemed	(2,061,023)	(376,018)	(2,039,649)	(5,850,681)	(225,295)
Ending units	460,011	2,678,827	8,907,359	1,169,849,264	1,243,527

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(136,504)	$(359,310)	$(31,630,598)	$(212,832)	$(464,703)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	473,945	1,769,583	8,742,547	378,085	1,144,647
Net change in unrealized appreciation (depreciation) on investments	3,136,220	(227,063)	456,642,009	5,775,199	12,965,037
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,473,661	1,183,210	433,753,958	5,940,452	13,644,981

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,443,748	—	521,434,277	4,852,735	8,390,239
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(961,971)	(3,156,719)	(68,427,264)	(1,668,761)	(4,403,069)
Net transfers between other subaccounts
or fixed rate option	(99,558)	(19,704,579)	359,395,287	286,010	14,010,611
Miscellaneous transactions	(430)	288	(24,865)	(3,391)	(656)
Other charges	(68,660)	(5,018)	(29,970,509)	(197,961)	(421,719)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,313,129	(22,866,028)	782,406,926	3,268,632	17,575,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,786,790	(21,682,818)	1,216,160,884	9,209,084	31,220,387

NET ASSETS
Beginning of period	13,957,331	30,694,154	1,489,625,043	29,295,145	52,914,322
End of period	$18,744,121	$9,011,336	$2,705,785,927	$38,504,229	$84,134,709

Beginning units	882,618	2,826,703	125,667,557	2,648,355	4,446,454
Units issued	249,667	542,905	63,219,605	520,475	1,987,457
Units redeemed	(143,080)	(2,593,975)	(3,363,424)	(221,139)	(544,382)
Ending units	989,205	775,633	185,523,738	2,947,691	5,889,529

The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(461,959)	$(114,573)	$(220,524)	$(227,667)	$(13,067)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,431,477	29,715	648,451	296,200	(23,571)
Net change in unrealized appreciation (depreciation) on investments	9,001,752	1,039,596	7,569,930	2,627,277	(50,322)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,971,270	954,738	7,997,857	2,695,810	(86,960)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,565,437	2,272,649	5,395,868	4,944,503	282,471
Annuity payments	—	—	(69,662)	(25,769)	—
Surrenders, withdrawals and death benefits	(4,122,599)	(1,526,577)	(1,548,619)	(2,265,055)	(101,089)
Net transfers between other subaccounts
or fixed rate option	(3,479,323)	(1,096,925)	(947,206)	(358,958)	(278,883)
Miscellaneous transactions	2,968	(80)	1,823	373	44
Other charges	(434,774)	(111,797)	(205,021)	(217,052)	(12,107)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(468,291)	(462,730)	2,627,183	2,078,042	(109,564)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,502,979	492,008	10,625,040	4,773,852	(196,524)

NET ASSETS
Beginning of period	70,334,479	19,025,770	30,681,919	33,023,829	2,420,854
End of period	$79,837,458	$19,517,778	$41,306,959	$37,797,681	$2,224,330

Beginning units	5,860,541	1,990,339	2,697,700	3,215,908	254,063
Units issued	738,387	285,974	540,506	608,095	48,072
Units redeemed	(734,796)	(345,202)	(313,228)	(415,939)	(59,067)
Ending units	5,864,132	1,931,111	2,924,978	3,408,064	243,068

The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(39,994)	$(43,130)	$(6,129,182)	$(1,147,004)	$(26,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	107,179	31,624	1,944,596	4,288,992	28,177
Net change in unrealized appreciation (depreciation) on investments	1,524,442	315,620	68,455,594	1,606,856	260,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,591,627	304,114	64,271,008	4,748,844	262,578

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	951,985	1,962,787	69,601,750	—	1,462,283
Annuity payments	—	—	(25,100)	(54,367)	—
Surrenders, withdrawals and death benefits	(188,012)	(365,330)	(12,939,085)	(8,833,850)	(178,226)
Net transfers between other subaccounts
or fixed rate option	(294,350)	1,864,509	65,412,318	(31,388,847)	(79,061)
Miscellaneous transactions	(15)	(130)	(13,546)	(38)	4
Other charges	(36,640)	(40,082)	(6,070,983)	(21,543)	(24,037)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	432,968	3,421,754	115,965,354	(40,298,645)	1,180,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,024,595	3,725,868	180,236,362	(35,549,801)	1,443,541

NET ASSETS
Beginning of period	5,675,867	5,149,142	321,087,527	74,689,589	3,850,443
End of period	$7,700,462	$8,875,010	$501,323,889	$39,139,788	$5,293,984

Beginning units	529,148	548,603	29,409,375	7,783,001	361,055
Units issued	100,400	515,367	11,277,973	2,248,355	159,022
Units redeemed	(58,916)	(161,563)	(1,334,892)	(6,267,890)	(47,408)
Ending units	570,632	902,407	39,352,456	3,763,466	472,669

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	6/28/2019**	12/31/2019	12/31/2019	6/28/2019**

OPERATIONS
Net investment income (loss)	$(12,083)	$(7,312)	$(15,905)	$(28,255)	$(8,380)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,731	4,365	28,767	35,796	(8,600)
Net change in unrealized appreciation (depreciation) on investments	155,979	7,333	132,294	618,027	119,274
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	153,627	4,386	145,156	625,568	102,294

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	705,871	210,974	648,180	732,672	46,093
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(72,076)	(27,777)	(96,738)	(149,849)	(22,211)
Net transfers between other subaccounts
or fixed rate option	172,242	(2,342,183)	558,735	98,753	(3,034,613)
Miscellaneous transactions	221	(21)	(380)	(75)	(9)
Other charges	(10,644)	(6,799)	(14,598)	(25,409)	(7,613)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	795,614	(2,165,806)	1,095,199	656,092	(3,018,353)

TOTAL INCREASE (DECREASE) IN NET ASSETS	949,241	(2,161,420)	1,240,355	1,281,660	(2,916,059)

NET ASSETS
Beginning of period	1,609,795	2,161,420	2,103,437	3,886,044	2,916,059
End of period	$2,559,036	$—	$3,343,792	$5,167,704	$—

Beginning units	154,322	241,063	195,134	378,169	340,397
Units issued	88,150	66,771	136,752	101,880	25,751
Units redeemed	(13,379)	(307,834)	(37,178)	(42,056)	(366,148)
Ending units	229,093	—	294,708	437,993	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	6/28/2019**	1/25/2019**	12/31/2019

OPERATIONS
Net investment income (loss)	$(46,772)	$(53,610)	$(14,083)	$(6,066)	$352,609
Capital gains distributions received	—	—	—	—	1,896,144
Net realized gain (loss) on shares redeemed	4,384	12,219	493,418	1,171,187	100
Net change in unrealized appreciation (depreciation) on investments	1,172,475	431,800	7,321	(655,665)	4,703,648
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,130,087	390,409	486,656	509,456	6,952,501

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,120,222	867,667	302,645	344,340	7,045,210
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(226,807)	(405,087)	(39,412)	(73,964)	(2,035,097)
Net transfers between other subaccounts
or fixed rate option	306,429	182,510	(5,578,278)	(15,027,786)	16,249
Miscellaneous transactions	67	(215)	(13)	1,047	924
Other charges	(42,679)	(51,411)	(14,362)	(7,016)	(251,081)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,157,232	593,464	(5,329,420)	(14,763,379)	4,776,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,287,319	983,873	(4,842,764)	(14,253,923)	11,728,706

NET ASSETS
Beginning of period	6,560,071	8,325,853	4,842,764	14,253,923	39,435,605
End of period	$8,847,390	$9,309,726	$—	$—	$51,164,311

Beginning units	668,651	874,887	456,087	1,268,915	3,692,794
Units issued	182,989	132,737	31,143	20,566	729,398
Units redeemed	(72,611)	(73,133)	(487,230)	(1,289,481)	(291,759)
Ending units	779,029	934,491	—	—	4,130,433

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$421,090	$(1,184,283)	$24,421	$(293,808)	$(192,026)
Capital gains distributions received	44,540	—	—	—	—
Net realized gain (loss) on shares redeemed	60,545	4,461,791	126,822	1,938,487	306,521
Net change in unrealized appreciation (depreciation) on investments	1,560,300	2,285,245	929,895	(155,348)	(70,028)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,086,475	5,562,753	1,081,138	1,489,331	44,467

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,716,247	—	6,933	—	—
Annuity payments	—	—	(65,825)	—	—
Surrenders, withdrawals and death benefits	(753,615)	(10,809,037)	(493,932)	(1,931,823)	(2,261,737)
Net transfers between other subaccounts
or fixed rate option	901,888	(46,769,924)	(101,594)	(17,083,356)	17,952,073
Miscellaneous transactions	(349)	(6,677)	305	137,288	124
Other charges	(102,334)	(31,386)	(23,463)	(5,319)	(3,115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,761,837	(57,617,024)	(677,576)	(18,883,210)	15,687,345

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,848,312	(52,054,271)	403,562	(17,393,879)	15,731,812

NET ASSETS
Beginning of period	13,988,226	86,290,881	5,533,421	26,722,851	3,009,145
End of period	$19,836,538	$34,236,610	$5,936,983	$9,328,972	$18,740,957

Beginning units	1,264,337	9,049,585	506,495	2,787,789	312,997
Units issued	472,206	2,095,465	19,281	2,042,450	2,184,561
Units redeemed	(142,375)	(7,848,603)	(75,070)	(3,943,588)	(732,015)
Ending units	1,594,168	3,296,447	450,706	886,651	1,765,543

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Western Asset Corporate Bond Portfolio
	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*	8/19/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(7,798,261)	$(97,827)	$(966,371)	$(680,217)	$(238)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	66,774	(6,275)	21,723	71,948	1
Net change in unrealized appreciation (depreciation) on investments	112,524,122	(119,031)	13,051,597	8,199,888	1,148
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	104,792,635	(223,133)	12,106,949	7,591,619	911

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	458,956,756	—	153,911,798	114,530,816	278,535
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,902,684)	(1,694,310)	(551,814)	(573,486)	—
Net transfers between other subaccounts
or fixed rate option	80,045,106	12,144,440	7,427,163	7,286,415	—
Miscellaneous transactions	(6,597)	94,520	11,841	5,344	—
Other charges	(7,625,018)	(304)	(711,987)	(591,848)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	523,467,563	10,544,346	160,087,001	120,657,241	278,535

TOTAL INCREASE (DECREASE) IN NET ASSETS	628,260,198	10,321,213	172,193,950	128,248,860	279,446

NET ASSETS
Beginning of period	274,473,102	—	—	—	—
End of period	$902,733,300	$10,321,213	$172,193,950	$128,248,860	$279,446

Beginning units	28,990,091	—	—	—	—
Units issued	50,118,528	3,763,328	14,205,968	11,103,167	27,773
Units redeemed	(133,918)	(2,842,978)	(81,612)	(214,090)	—
Ending units	78,974,701	920,350	14,124,356	10,889,077	27,773
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Corporate Bond Portfolio	AST PIMCO Corporate Bond Portfolio	AST Prudential Corporate Bond Portfolio	AST BlackRock Corporate Bond Portfolio	AST Dimensional Global Core Allocation Portfolio
	8/19/2019*	8/19/2019*	8/19/2019*	8/19/2019*	11/18/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(238)	$(218)	$(744)	$(238)	$(461)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1	1	4	1	3
Net change in unrealized appreciation (depreciation) on investments	1,386	1,498	5,018	1,090	8,295
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,149	1,281	4,278	853	7,837

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	278,534	261,034	640,035	278,535	1,091,132
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	73
Miscellaneous transactions	—	—	—	—	367
Other charges	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	278,534	261,034	640,035	278,535	1,091,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	279,683	262,315	644,313	279,388	1,099,409

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$279,683	$262,315	$644,313	$279,388	$1,099,409

Beginning units	—	—	—	—	—
Units issued	27,742	26,072	63,601	27,768	106,752
Units redeemed	—	—	—	—	(26)
Ending units	27,742	26,072	63,601	27,768	106,726

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$33,696	$(1,837,732)	$(2,522,005)	$(147,673)	$(180,128)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,467,226	13,380,820	618,353	1,042,019
Net change in unrealized appreciation (depreciation) on investments	—	(2,921,368)	(19,531,080)	(1,005,978)	(1,317,844)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,696	(2,291,874)	(8,672,265)	(535,298)	(455,953)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,109,260	754,870	628,347	24,817	10,000
Annuity payments	(1,251,270)	(1,635,135)	(883,438)	(157,682)	(174,200)
Surrenders, withdrawals and death benefits	(15,704,956)	(15,409,667)	(18,733,635)	(1,085,036)	(1,632,626)
Net transfers between other subaccounts
or fixed rate option	10,767,531	1,565,253	(3,781,891)	(72,825)	(451,507)
Miscellaneous transactions	5,502	4,612	5,060	385	34
Other charges	(102,328)	(32,379)	(139,476)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,176,261)	(14,752,446)	(22,905,033)	(1,290,341)	(2,248,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,142,565)	(17,044,320)	(31,577,298)	(1,825,639)	(2,704,252)

NET ASSETS
Beginning of period	82,409,467	140,779,795	176,689,783	11,108,455	13,994,718
End of period	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

Beginning units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398
Units issued	14,932,722	621,807	442,257	12,629	15,492
Units redeemed	(19,435,976)	(6,134,079)	(6,421,856)	(395,736)	(769,823)
Ending units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,339,958)	$1,889,605	$(42,051)	$(4,168,246)	$(821,789)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,689,572	(620,728)	(94,585)	16,909,451	3,804,330
Net change in unrealized appreciation (depreciation) on investments	(32,732,672)	(4,684,569)	(447,588)	(29,046,554)	(7,292,896)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(23,383,058)	(3,415,692)	(584,224)	(16,305,349)	(4,310,355)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	630,124	331,874	6,337	12,784,179	205,759
Annuity payments	(1,373,538)	(758,470)	(20,685)	(1,658,121)	(327,167)
Surrenders, withdrawals and death benefits	(23,535,629)	(16,239,176)	(230,424)	(28,784,235)	(6,053,257)
Net transfers between other subaccounts
or fixed rate option	(2,550,792)	213,851	(13,597)	3,072,515	(360,062)
Miscellaneous transactions	11,103	(3,363)	(74)	11,342	948
Other charges	(307,866)	(189,435)	—	(320,995)	(65,108)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,126,598)	(16,644,719)	(258,443)	(14,895,315)	(6,598,887)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,509,656)	(20,060,411)	(842,667)	(31,200,664)	(10,909,242)

NET ASSETS
Beginning of period	234,532,063	142,013,058	3,270,340	286,797,588	57,219,667
End of period	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

Beginning units	69,321,450	28,650,342	617,613	79,672,113	20,166,766
Units issued	456,648	418,112	6,472	3,086,099	483,594
Units redeemed	(8,575,239)	(3,835,949)	(56,597)	(10,366,220)	(2,787,704)
Ending units	61,202,859	25,232,505	567,488	72,391,992	17,862,656

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,375,839)	$(845,410)	$(22,007)	$346,126	$(351,818)
Capital gains distributions received	—	—	1,684,987	5,062,548	4,262,648
Net realized gain (loss) on shares redeemed	29,135,768	5,509,481	528,786	2,311,667	2,168,028
Net change in unrealized appreciation (depreciation) on investments	(27,688,101)	(10,822,105)	(5,056,422)	(13,811,686)	(12,850,006)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,928,172)	(6,158,034)	(2,864,656)	(6,091,345)	(6,771,148)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	993,316	5,077,974	48,328	120,307	141,448
Annuity payments	(2,110,714)	(328,108)	(152,358)	(579,195)	(425,262)
Surrenders, withdrawals and death benefits	(30,358,309)	(6,133,117)	(2,144,388)	(8,073,289)	(6,760,791)
Net transfers between other subaccounts
or fixed rate option	(5,331,133)	1,191,128	48,382	(304,292)	(466,057)
Miscellaneous transactions	6,776	7,603	(210)	1,863	(1,028)
Other charges	(247,452)	(17,837)	(3,251)	(12,431)	(17,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,047,516)	(202,357)	(2,203,497)	(8,847,037)	(7,529,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,975,688)	(6,360,391)	(5,068,153)	(14,938,382)	(14,300,400)

NET ASSETS
Beginning of period	294,436,374	59,097,143	20,482,638	65,251,496	71,341,593
End of period	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

Beginning units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824
Units issued	951,243	1,040,972	254,061	60,818	22,671
Units redeemed	(9,137,411)	(1,544,021)	(1,375,646)	(2,275,920)	(2,477,456)
Ending units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(470,803)	$179,792	$(126,271)	$(826,324)	$57,442
Capital gains distributions received	2,617,375	—	2,036,869	4,165,209	1,580
Net realized gain (loss) on shares redeemed	2,020,687	(85,463)	705,892	4,167,543	1,590,009
Net change in unrealized appreciation (depreciation) on investments	(5,734,014)	(8,871,784)	(3,455,432)	(6,199,804)	(3,988,773)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,566,755)	(8,777,455)	(838,942)	1,306,624	(2,339,742)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	80,508	75,061	16,761	177,225	35,940
Annuity payments	(286,098)	(342,473)	(284,341)	(220,730)	(76,843)
Surrenders, withdrawals and death benefits	(5,855,849)	(5,618,001)	(1,842,534)	(6,026,222)	(2,698,470)
Net transfers between other subaccounts
or fixed rate option	(1,053,094)	(121,655)	(145,682)	(1,348,825)	(1,295,800)
Miscellaneous transactions	2,109	(331)	(338)	(378)	1,179
Other charges	(14,417)	(13,235)	(3,837)	(15,287)	(4,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,126,841)	(6,020,634)	(2,259,971)	(7,434,217)	(4,038,461)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,693,596)	(14,798,089)	(3,098,913)	(6,127,593)	(6,378,203)

NET ASSETS
Beginning of period	55,171,307	60,057,192	18,257,977	60,860,818	26,278,917
End of period	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

Beginning units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168
Units issued	15,063	60,495	15,920	137,101	48,246
Units redeemed	(2,083,959)	(1,769,757)	(648,781)	(1,903,980)	(1,088,964)
Ending units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(331,988)	$(613,948)	$(144,592)	$(121,888)	$(1,367,520)
Capital gains distributions received	2,423,525	—	4,008,267	979,798	—
Net realized gain (loss) on shares redeemed	(450,023)	4,412,787	(133,098)	461,145	6,261,786
Net change in unrealized appreciation (depreciation) on investments	(2,948,205)	(6,161,155)	(7,145,381)	(1,211,768)	(17,185,032)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,306,691)	(2,362,316)	(3,414,804)	107,287	(12,290,766)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,165	76,311	35,112	1,351	304,250
Annuity payments	(207,535)	(359,545)	(148,155)	(28,023)	(228,765)
Surrenders, withdrawals and death benefits	(2,364,522)	(5,409,507)	(2,533,583)	(847,167)	(8,803,410)
Net transfers between other subaccounts
or fixed rate option	(270,586)	(812,474)	(224,542)	(101,372)	(806,238)
Miscellaneous transactions	(366)	(2,315)	(403)	(167)	(1,995)
Other charges	(5,372)	(8,601)	(4,396)	(1,506)	(208,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,811,216)	(6,516,131)	(2,875,967)	(976,884)	(9,744,977)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,117,907)	(8,878,447)	(6,290,771)	(869,597)	(22,035,743)

NET ASSETS
Beginning of period	24,042,841	44,792,277	25,779,494	8,716,310	90,794,381
End of period	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

Beginning units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843
Units issued	115,845	117,287	55,813	362,410	359,610
Units redeemed	(936,854)	(2,024,355)	(1,420,766)	(997,755)	(3,258,098)
Ending units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355

The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(131,587)	$(1,616,281)	$(491,121)	$(8,460,885)	$(3,479,154)
Capital gains distributions received	505,317	—	—	—	—
Net realized gain (loss) on shares redeemed	541,660	8,657,292	1,011,922	25,497,281	12,526,265
Net change in unrealized appreciation (depreciation) on investments	(1,227,490)	(15,249,087)	(4,697,784)	(72,641,818)	(22,440,112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(312,100)	(8,208,076)	(4,176,983)	(55,605,422)	(13,393,001)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,494	266,702	18,642	7,797,950	6,706,784
Annuity payments	(19,790)	(339,748)	(61,443)	(97,385)	(208,127)
Surrenders, withdrawals and death benefits	(914,674)	(11,749,045)	(2,913,058)	(44,687,203)	(15,473,116)
Net transfers between other subaccounts
or fixed rate option	(466,313)	(2,293,168)	239,731	(55,736,738)	(27,869,017)
Miscellaneous transactions	482	(351)	3,713	(1,612)	(3,823)
Other charges	(28,154)	(257,195)	(74,046)	(5,938,506)	(1,998,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,390,955)	(14,372,805)	(2,786,461)	(98,663,494)	(38,845,842)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,703,055)	(22,580,881)	(6,963,444)	(154,268,916)	(52,238,843)

NET ASSETS
Beginning of period	10,325,654	105,906,348	32,256,909	646,682,943	243,725,462
End of period	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

Beginning units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393
Units issued	55,461	247,629	662,254	1,687,901	1,374,344
Units redeemed	(636,236)	(4,278,421)	(2,074,828)	(7,199,920)	(3,349,382)
Ending units	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355

The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(24,084,511)	$(2,091,541)	$(3,025,002)	$(2,880,873)	$(1,693,494)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,732,797	6,883,001	10,020,628	17,671,544	7,934,543
Net change in unrealized appreciation (depreciation) on investments	(147,205,973)	(20,100,361)	(13,636,875)	(35,485,593)	(25,263,541)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(98,557,687)	(15,308,901)	(6,641,249)	(20,694,922)	(19,022,492)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,574,944	8,733,710	12,055,438	6,295,796	1,433,712
Annuity payments	(508,393)	(29,211)	(52,715)	(54,821)	(92,422)
Surrenders, withdrawals and death benefits	(94,302,357)	(9,484,337)	(16,822,804)	(14,240,914)	(7,812,550)
Net transfers between other subaccounts
or fixed rate option	(158,847,109)	2,687,060	(22,955,238)	(4,994,570)	(9,191,296)
Miscellaneous transactions	(1,652)	11,183	(299)	(3,667)	(775)
Other charges	(15,716,408)	(1,165,823)	(1,574,254)	(1,680,405)	(939,863)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(219,800,975)	752,582	(29,349,872)	(14,678,581)	(16,603,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(318,358,662)	(14,556,319)	(35,991,121)	(35,373,503)	(35,625,686)

NET ASSETS
Beginning of period	1,564,162,696	134,366,944	219,286,967	181,631,221	119,136,144
End of period	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

Beginning units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598
Units issued	5,773,041	2,023,181	2,081,441	1,596,042	544,858
Units redeemed	(21,762,529)	(1,984,059)	(4,012,504)	(2,243,701)	(1,332,536)
Ending units	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,078,786)	$(9,245,001)	$(5,601,166)	$(6,861,791)	$(2,589,974)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,138,719	36,082,126	26,310,448	50,556,461	16,384,482
Net change in unrealized appreciation (depreciation) on investments	(31,123,565)	(57,903,641)	(87,824,159)	(57,643,208)	(14,706,429)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(24,063,632)	(31,066,516)	(67,114,877)	(13,948,538)	(911,921)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,864,362	15,216,451	10,480,478	7,904,668	12,907,236
Annuity payments	(58,884)	(115,686)	(252,480)	(250,309)	(68,380)
Surrenders, withdrawals and death benefits	(9,359,754)	(41,374,740)	(28,291,622)	(35,153,386)	(12,960,173)
Net transfers between other subaccounts
or fixed rate option	(11,890,901)	(42,428,665)	(5,891,108)	(55,129,165)	8,942,894
Miscellaneous transactions	(366)	(1,116)	13,456	1,209	25,176
Other charges	(1,119,403)	(5,477,187)	(4,627,075)	(3,863,189)	(1,570,310)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,564,946)	(74,180,943)	(28,568,351)	(86,490,172)	7,276,443

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,628,578)	(105,247,459)	(95,683,228)	(100,438,710)	6,364,522

NET ASSETS
Beginning of period	144,480,301	608,566,928	467,504,771	466,162,553	170,338,092
End of period	$101,851,723	$503,319,469	$371,821,543	$365,723,843	$176,702,614

Beginning units	6,774,556	29,238,537	22,705,280	18,618,717	7,414,319
Units issued	1,053,148	2,916,786	2,316,609	1,413,352	2,229,815
Units redeemed	(1,952,670)	(6,398,543)	(3,732,763)	(4,733,629)	(1,916,202)
Ending units	5,875,034	25,756,780	21,289,126	15,298,440	7,727,932

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(5,514,233)	$(2,338,604)	$(3,993,881)	$(4,002,822)	$(177,868,027)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,695,708	898,154	20,977,556	8,436,926	418,977,384
Net change in unrealized appreciation (depreciation) on investments	(79,213,633)	238,865	(41,401,304)	(47,784,486)	(996,059,803)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(62,032,158)	(1,201,585)	(24,417,629)	(43,350,382)	(754,950,446)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,608,694	11,627,718	10,887,662	4,208,075	334,086,492
Annuity payments	(130,004)	(335,264)	(21,762)	(178,034)	(3,808,497)
Surrenders, withdrawals and death benefits	(23,995,078)	(19,437,582)	(18,198,810)	(19,235,835)	(683,313,211)
Net transfers between other subaccounts
or fixed rate option	(30,173,583)	307,295	(17,352,698)	(44,248,565)	(610,661,683)
Miscellaneous transactions	(3,240)	(725)	7,058	561	36,926
Other charges	(3,069,385)	(1,115,192)	(2,274,109)	(2,249,995)	(125,417,625)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(44,762,596)	(8,953,750)	(26,952,659)	(61,703,793)	(1,089,077,598)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,794,754)	(10,155,335)	(51,370,288)	(105,054,175)	(1,844,028,044)

NET ASSETS
Beginning of period	381,806,595	164,924,467	275,318,533	285,152,483	11,688,100,623
End of period	$275,011,841	$154,769,132	$223,948,245	$180,098,308	$9,844,072,579

Beginning units	16,836,160	16,297,749	10,874,830	26,240,624	717,175,192
Units issued	1,745,466	4,462,911	1,591,029	2,757,922	20,335,251
Units redeemed	(3,732,828)	(5,343,073)	(2,638,257)	(8,879,676)	(87,105,672)
Ending units	14,848,798	15,417,587	9,827,602	20,118,870	650,404,771

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,243,792)	$(3,769,517)	$(2,357,086)	$(24,651,616)	$(146,486,893)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,671,565	8,319,332	1,066,188	69,999,257	390,967,717
Net change in unrealized appreciation (depreciation) on investments	(62,848,606)	(51,002,280)	2,509,060	(142,628,747)	(940,486,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(45,420,833)	(46,452,465)	1,218,162	(97,281,106)	(696,005,483)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,008,537	3,004,602	7,169,298	51,011,025	412,006,164
Annuity payments	(166,894)	(127,168)	(113,225)	(905,801)	(1,982,575)
Surrenders, withdrawals and death benefits	(30,456,843)	(18,376,612)	(11,934,448)	(95,969,562)	(563,374,491)
Net transfers between other subaccounts
or fixed rate option	(26,419,723)	3,127,720	(15,264,221)	(155,902,464)	(377,444,178)
Miscellaneous transactions	5,707	10,178	(319)	(3,860)	61,246
Other charges	(3,890,620)	(2,107,164)	(1,895,059)	(17,464,967)	(91,550,123)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(47,919,836)	(14,468,444)	(22,037,974)	(219,235,629)	(622,283,957)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,340,669)	(60,920,909)	(20,819,812)	(316,516,735)	(1,318,289,440)

NET ASSETS
Beginning of period	447,924,348	244,940,619	188,204,525	1,626,779,446	9,063,318,625
End of period	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711	$7,745,029,185

Beginning units	22,832,242	17,268,158	18,786,865	119,255,539	536,307,375
Units issued	2,355,549	3,047,975	2,102,823	4,870,682	40,275,843
Units redeemed	(4,821,484)	(4,321,679)	(4,282,825)	(21,486,588)	(78,054,633)
Ending units	20,366,307	15,994,454	16,606,863	102,639,633	498,528,585

The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(50,473,778)	$(118,638,576)	$(71,698,542)	$(56,306,314)	$(217,546,690)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	187,014,681	314,455,670	180,171,357	145,458,678	451,187,522
Net change in unrealized appreciation (depreciation) on investments	(422,340,034)	(673,315,739)	(298,531,447)	(415,296,398)	(1,451,976,804)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(285,799,131)	(477,498,645)	(190,058,632)	(326,144,034)	(1,218,335,972)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	34,034,477	309,440,633	123,259,547	104,575,533	345,303,812
Annuity payments	(1,868,444)	(4,013,577)	(4,013,716)	(705,292)	(3,459,359)
Surrenders, withdrawals and death benefits	(200,995,709)	(484,353,160)	(355,099,490)	(216,801,654)	(825,068,195)
Net transfers between other subaccounts
or fixed rate option	(572,315,054)	(306,458,533)	(244,690,902)	(277,999,447)	(1,459,617,465)
Miscellaneous transactions	(15,249)	(5,064)	(67,256)	4,745	(22,505)
Other charges	(28,809,678)	(75,901,820)	(43,441,171)	(39,572,482)	(153,661,458)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(769,969,657)	(561,291,521)	(524,052,988)	(430,498,597)	(2,096,525,170)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,055,768,788)	(1,038,790,166)	(714,111,620)	(756,642,631)	(3,314,861,142)

NET ASSETS
Beginning of period	3,337,537,683	7,740,601,916	4,615,129,943	3,737,053,797	14,454,364,713
End of period	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166	$11,139,503,571

Beginning units	245,825,116	489,239,827	329,485,420	253,498,091	865,745,078
Units issued	11,719,401	22,953,069	15,975,873	8,817,519	33,126,430
Units redeemed	(70,980,209)	(57,610,525)	(53,114,075)	(39,235,903)	(163,722,944)
Ending units	186,564,308	454,582,371	292,347,218	223,079,707	735,148,564
The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(103,960,557)	$(13,850,848)	$(245,020)	$(4,136,131)	$(25,627,413)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	289,364,077	82,017,760	—	21,220,336	27,088,454
Net change in unrealized appreciation (depreciation) on investments	(657,738,219)	(50,614,615)	—	(43,597,615)	(41,155,471)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(472,334,699)	17,552,297	(245,020)	(26,513,410)	(39,694,430)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	160,744,170	34,129,230	40,371,005	9,362,951	14,998,716
Annuity payments	(1,380,249)	(178,730)	(203,550)	(102,139)	(1,534,649)
Surrenders, withdrawals and death benefits	(409,223,138)	(64,468,315)	(859,470,284)	(18,521,500)	(129,988,466)
Net transfers between other subaccounts
or fixed rate option	(342,690,421)	(6,523,084)	839,151,563	5,092,053	(135,211,500)
Miscellaneous transactions	56,517	(32,401)	(1,025)	5,045	380
Other charges	(71,711,174)	(7,581,852)	(1,143,003)	(2,160,508)	(15,105,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(664,204,295)	(44,655,152)	18,704,706	(6,324,098)	(266,841,068)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,136,538,994)	(27,102,855)	18,459,686	(32,837,508)	(306,535,498)

NET ASSETS
Beginning of period	6,806,563,912	833,920,249	200,272,575	255,986,993	1,717,612,018
End of period	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485	$1,411,076,520

Beginning units	410,174,737	30,786,925	22,116,718	10,814,190	147,932,167
Units issued	10,377,717	4,866,130	46,320,217	2,289,597	9,812,126
Units redeemed	(50,658,351)	(6,415,258)	(44,557,537)	(2,568,856)	(33,341,616)
Ending units	369,894,103	29,237,797	23,879,398	10,534,931	124,402,677

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio	AST Bond Portfolio 2019
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,039,333)	$(3,329,981)	$(38,207,291)	$(13,674,965)	$(885,983)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,997,017	9,394,240	8,726,092	12,454,871	7,908
Net change in unrealized appreciation (depreciation) on investments	(27,026,908)	(46,574,504)	58,842,706	(25,041,925)	409,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,069,224)	(40,510,245)	29,361,507	(26,262,019)	(468,424)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,320,710	9,563,069	38,797	13,966,771	—
Annuity payments	(97,026)	(31,039)	(407,536)	(287,375)	(11,530)
Surrenders, withdrawals and death benefits	(9,456,960)	(15,507,156)	(131,107,027)	(70,045,836)	(17,948,461)
Net transfers between other subaccounts
or fixed rate option	(3,817,949)	14,769,571	5,899,276,562	553,488,284	79,155,818
Miscellaneous transactions	7,479	9,430	12,802	(153)	(1,966)
Other charges	(1,060,178)	(2,951,242)	(28,052,363)	(8,691,832)	(4,522)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,103,924)	5,852,633	5,739,761,235	488,429,859	61,189,339

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,173,148)	(34,657,612)	5,769,122,742	462,167,840	60,720,915

NET ASSETS
Beginning of period	147,956,365	269,588,810	1,250,379,115	723,371,148	8,872,345
End of period	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988	$69,593,260

Beginning units	11,482,988	18,217,927	91,942,817	56,851,935	754,700
Units issued	1,623,662	3,596,876	655,344,571	61,012,417	6,789,881
Units redeemed	(2,543,910)	(3,343,161)	(175,692,008)	(21,044,397)	(1,336,733)
Ending units	10,562,740	18,471,642	571,595,380	96,819,955	6,207,848

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,147,646)	$(3,539,756)	$(5,079,231)	$(63,319,323)	$(39,134,450)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,505,692	6,955,024	25,831,603	160,997,783	108,185,383
Net change in unrealized appreciation (depreciation) on investments	(6,772,400)	(39,132,175)	(69,454,659)	(483,314,575)	(291,057,097)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,414,354)	(35,716,907)	(48,702,287)	(385,636,115)	(222,006,164)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,548,387	1,834,167	9,755,940	108,941,638	120,378,452
Annuity payments	(25,051)	—	(193,944)	(700,212)	(571,247)
Surrenders, withdrawals and death benefits	(5,715,385)	(13,924,925)	(23,329,497)	(233,221,998)	(142,017,584)
Net transfers between other subaccounts
or fixed rate option	(11,509,368)	(19,101,381)	(30,620,990)	(402,659,927)	(220,307,446)
Miscellaneous transactions	(89)	(1,159)	107	14,491	2,824
Other charges	(667,597)	(2,211,851)	(3,038,277)	(48,323,590)	(28,485,644)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,369,103)	(33,405,149)	(47,426,661)	(575,949,598)	(271,000,645)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,783,457)	(69,122,056)	(96,128,948)	(961,585,713)	(493,006,809)

NET ASSETS
Beginning of period	78,498,432	240,318,736	354,793,516	4,362,026,591	2,577,928,786
End of period	$57,714,975	$171,196,680	$258,664,568	$3,400,440,878	$2,084,921,977

Beginning units	4,913,350	21,865,500	15,520,221	304,321,037	164,997,779
Units issued	482,803	3,874,196	1,528,331	9,268,665	10,772,366
Units redeemed	(1,532,182)	(7,341,192)	(3,580,765)	(51,583,490)	(28,680,398)
Ending units	3,863,971	18,398,504	13,467,787	262,006,212	147,089,747

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(33,887,284)	$(5,362)	$(550)	$(10,050)	$(22,996)
Capital gains distributions received	—	24,965	110,586	—	104,350
Net realized gain (loss) on shares redeemed	85,175,300	36,986	(31,935)	111,513	156,037
Net change in unrealized appreciation (depreciation) on investments	(239,261,307)	(53,419)	(184,499)	(198,839)	(169,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(187,973,291)	3,170	(106,398)	(97,376)	67,500

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	72,892,237	—	—	6,687	3,600
Annuity payments	(596,801)	—	—	—	—
Surrenders, withdrawals and death benefits	(120,073,639)	(34,027)	(48,013)	(84,720)	(212,700)
Net transfers between other subaccounts
or fixed rate option	(318,166,018)	(54,015)	(213,495)	(354,999)	(304,267)
Miscellaneous transactions	914	—	(3)	7	202
Other charges	(26,131,860)	(2,915)	(5,960)	(8,169)	(13,546)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(392,075,167)	(90,957)	(267,471)	(441,194)	(526,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(580,048,458)	(87,787)	(373,869)	(538,570)	(459,211)

NET ASSETS
Beginning of period	2,355,804,300	519,960	778,998	1,251,528	1,872,043
End of period	$1,775,755,842	$432,173	$405,129	$712,958	$1,412,832

Beginning units	176,871,835	19,232	38,135	86,950	76,049
Units issued	7,815,769	4,469	8,981	10,012	9,483
Units redeemed	(38,196,171)	(7,501)	(23,847)	(38,687)	(29,757)
Ending units	146,491,433	16,200	23,269	58,275	55,775

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(7,091)	$(9,018)	$(5,133)	$1,642	$(7,876)
Capital gains distributions received	—	53,503	56,680	24,860	54,485
Net realized gain (loss) on shares redeemed	60,658	1,350	4,175	(4,538)	24,668
Net change in unrealized appreciation (depreciation) on investments	(128,124)	(124,879)	(113,800)	(37,778)	(103,901)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(74,557)	(79,044)	(58,078)	(15,814)	(32,624)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,806	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,970)	(51,502)	(13,414)	(13,901)	(21,811)
Net transfers between other subaccounts
or fixed rate option	(225,585)	(21,615)	(63,027)	(44,917)	(169,581)
Miscellaneous transactions	—	—	—	(2)	1
Other charges	(5,157)	(5,187)	(2,920)	(1,946)	(5,471)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(261,906)	(78,304)	(79,361)	(60,766)	(196,862)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(336,463)	(157,348)	(137,439)	(76,580)	(229,486)

NET ASSETS
Beginning of period	809,242	645,325	470,276	251,258	809,194
End of period	$472,779	$487,977	$332,837	$174,678	$579,708

Beginning units	38,141	31,590	24,601	17,211	34,934
Units issued	3,278	4,922	1,606	2,852	3,563
Units redeemed	(14,357)	(8,903)	(5,955)	(7,620)	(11,653)
Ending units	27,062	27,609	20,252	12,443	26,844

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,011)	$4,329	$5,595	$(14,983)	$(4,724)
Capital gains distributions received	30,799	—	17,422	46,243	—
Net realized gain (loss) on shares redeemed	9,075	(8,601)	10,990	62,905	36,239
Net change in unrealized appreciation (depreciation) on investments	(94,964)	(11,374)	(28,154)	(119,773)	(128,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,101)	(15,646)	5,853	(25,608)	(96,501)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	3,600	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(33,345)	(18,632)	(79,225)	(62,158)	(56,658)
Net transfers between other subaccounts
or fixed rate option	32,723	(25,179)	(85,657)	(62,968)	(37,213)
Miscellaneous transactions	—	—	—	(2)	(2)
Other charges	(2,996)	(844)	(4,459)	(7,563)	(6,535)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,618)	(44,655)	(165,741)	(132,691)	(100,408)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,719)	(60,301)	(159,888)	(158,299)	(196,909)

NET ASSETS
Beginning of period	354,388	124,325	574,517	1,024,783	880,891
End of period	$291,669	$64,024	$414,629	$866,484	$683,982

Beginning units	17,004	9,446	34,751	49,439	55,706
Units issued	7,491	3,307	5,231	5,106	2,379
Units redeemed	(7,775)	(6,865)	(15,049)	(11,285)	(9,033)
Ending units	16,720	5,888	24,933	43,260	49,052

The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,644,546)	$(203,536)	$(1,174,326)	$26,027	$(14,801)
Capital gains distributions received	—	—	—	58,766	88,654
Net realized gain (loss) on shares redeemed	22,696,338	69,564	393,518	(17,738)	67,642
Net change in unrealized appreciation (depreciation) on investments	(26,482,190)	(29,840)	(370,179)	(106,508)	(129,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,430,398)	(163,812)	(1,150,987)	(39,453)	12,279

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,044,896	—	—	—	—
Annuity payments	(34,215)	—	(24,562)	(12,452)	—
Surrenders, withdrawals and death benefits	(16,413,135)	(989,660)	(5,410,692)	(63,762)	(166,852)
Net transfers between other subaccounts
or fixed rate option	(4,396,484)	2,383,833	4,512,937	(6,788)	(65,838)
Miscellaneous transactions	(6,182)	(63)	(194)	(166)	8
Other charges	(2,127,237)	(3,738)	(35,404)	(673)	(2,741)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,932,357)	1,390,372	(957,915)	(83,841)	(235,423)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,362,755)	1,226,560	(2,108,902)	(123,294)	(223,144)

NET ASSETS
Beginning of period	230,077,993	9,007,882	49,025,694	279,735	928,160
End of period	$213,715,238	$10,234,442	$46,916,792	$156,441	$705,016

Beginning units	9,566,333	754,695	4,013,063	14,521	229,819
Units issued	2,290,759	329,904	752,573	65	1,159
Units redeemed	(2,642,421)	(210,740)	(826,544)	(4,636)	(53,655)
Ending units	9,214,671	873,859	3,939,092	9,950	177,323

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(7,411)	$(704,015)	$(15,546,238)	$(30,292,449)	$(19,060)
Capital gains distributions received	39,079	—	—	—	135,465
Net realized gain (loss) on shares redeemed	21,438	208,719	30,804,328	63,170,466	69,100
Net change in unrealized appreciation (depreciation) on investments	(46,605)	(407,738)	(105,889,483)	(163,505,600)	(296,753)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,501	(903,034)	(90,631,393)	(130,627,583)	(111,248)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	142,830,872	121,369,504	—
Annuity payments	—	—	—	(2,642,515)	—
Surrenders, withdrawals and death benefits	(14,781)	(4,374,618)	(95,044,432)	(116,493,048)	(167,950)
Net transfers between other subaccounts
or fixed rate option	(25,957)	(3,741,862)	8,255,120	(142,413,491)	(9,707)
Miscellaneous transactions	8	265	28,389	4,465	—
Other charges	(523)	(29,135)	(2,318,692)	(20,401,977)	(2,063)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,253)	(8,145,350)	53,751,257	(160,577,062)	(179,720)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,752)	(9,048,384)	(36,880,136)	(291,204,645)	(290,968)

NET ASSETS
Beginning of period	403,137	36,142,333	1,103,531,760	1,972,631,961	1,570,611
End of period	$368,385	$27,093,949	$1,066,651,624	$1,681,427,316	$1,279,643

Beginning units	18,280	3,124,606	74,247,266	156,449,299	73,402
Units issued	880	454,996	10,104,518	10,507,088	1,791
Units redeemed	(2,409)	(1,166,556)	(6,576,484)	(24,073,637)	(9,771)
Ending units	16,751	2,413,046	77,775,300	142,882,750	65,422

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,992,594)	$(169,816)	$(9,455,697)	$(63,538)	$(2,347,873)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,965,607	81,907	19,693,821	52,763	6,144,288
Net change in unrealized appreciation (depreciation) on investments	(5,414,596)	(30,008)	(71,966,653)	(546,425)	(22,461,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,441,583)	(117,917)	(61,728,529)	(557,200)	(18,664,593)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,034,075	—	44,354,571	1,230,670	7,496,535
Annuity payments	(27,811)	—	(225,786)	—	—
Surrenders, withdrawals and death benefits	(23,116,637)	(1,546,719)	(33,084,853)	(510,975)	(10,018,559)
Net transfers between other subaccounts
or fixed rate option	22,071,322	4,689,638	(58,950,201)	(490,583)	(5,133,308)
Miscellaneous transactions	(1,167)	(458)	(4,616)	19	(115)
Other charges	(3,155,748)	(4,752)	(7,680,485)	(26,829)	(1,381,996)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,804,034	3,137,709	(55,591,370)	202,302	(9,037,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	362,451	3,019,792	(117,319,899)	(354,898)	(27,702,036)

NET ASSETS
Beginning of period	294,891,715	7,147,019	628,915,046	7,173,146	166,417,991
End of period	$295,254,166	$10,166,811	$511,595,147	$6,818,248	$138,715,955

Beginning units	26,114,211	709,309	44,909,145	660,627	9,129,599
Units issued	6,064,021	693,522	4,889,300	236,859	1,878,424
Units redeemed	(5,466,588)	(365,891)	(9,345,822)	(221,240)	(2,415,637)
Ending units	26,711,644	1,036,940	40,452,623	676,246	8,592,386

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(369,976)	$(260,145)	$(2,063,338)	$(173,349,193)	$(177,118)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(179,084)	520,766	7,645,022	1,313,675	968,833
Net change in unrealized appreciation (depreciation) on investments	270,675	(6,214,134)	(13,935,432)	(500,469,219)	(2,576,652)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(278,385)	(5,953,513)	(8,353,748)	(672,504,737)	(1,784,937)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,408,872	4,947,265	2,274,149,944	2,399,469
Annuity payments	—	—	(6,404)	(790,951)	—
Surrenders, withdrawals and death benefits	(4,499,959)	(1,731,894)	(8,788,918)	(532,514,685)	(1,061,748)
Net transfers between other subaccounts
or fixed rate option	9,454,557	79,642	(11,499,113)	22,517,445	459,628
Miscellaneous transactions	(22)	7,381	(1,743)	(36,078)	1,272
Other charges	(5,957)	(111,469)	(1,161,807)	(1,211,855)	(73,325)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,948,619	2,652,532	(16,510,720)	1,762,113,820	1,725,296

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,670,234	(3,300,981)	(24,864,468)	1,089,609,083	(59,641)

NET ASSETS
Beginning of period	15,782,425	27,289,970	142,434,560	8,715,463,039	17,609,476
End of period	$20,452,659	$23,988,989	$117,570,092	$9,805,072,122	$17,549,835

Beginning units	1,613,958	2,206,091	8,768,798	775,115,905	1,066,271
Units issued	2,152,932	745,870	1,546,500	170,762,531	325,882
Units redeemed	(1,600,060)	(546,061)	(2,595,558)	(4,230,981)	(231,165)
Ending units	2,166,830	2,405,900	7,719,740	941,647,455	1,160,988

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(125,442)	$(401,795)	$(23,001,857)	$(199,028)	$(348,152)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	449,344	12,914	15,948,874	318,990	604,790
Net change in unrealized appreciation (depreciation) on investments	(1,561,126)	668,276	(171,117,283)	(3,410,358)	(4,710,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,237,224)	279,395	(178,170,266)	(3,290,396)	(4,453,419)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,851,650	—	653,027,974	4,413,703	7,429,317
Annuity payments	—	—	(16,053)	—	—
Surrenders, withdrawals and death benefits	(882,206)	(3,313,394)	(43,217,898)	(1,351,264)	(2,303,822)
Net transfers between other subaccounts
or fixed rate option	322,911	28,651,534	(215,817,003)	1,278,721	848,210
Miscellaneous transactions	(271)	(5)	29,807	(376)	736
Other charges	(57,131)	(4,157)	(20,849,053)	(182,435)	(315,991)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,234,953	25,333,978	373,157,774	4,158,349	5,658,450

TOTAL INCREASE (DECREASE) IN NET ASSETS	997,729	25,613,373	194,987,508	867,953	1,205,031

NET ASSETS
Beginning of period	12,959,602	5,080,781	1,294,637,535	28,427,192	51,709,291
End of period	$13,957,331	$30,694,154	$1,489,625,043	$29,295,145	$52,914,322

Beginning units	758,443	456,931	99,563,649	2,311,969	4,009,782
Units issued	248,643	3,690,209	57,112,636	565,405	753,461
Units redeemed	(124,468)	(1,320,437)	(31,008,728)	(229,019)	(316,789)
Ending units	882,618	2,826,703	125,667,557	2,648,355	4,446,454

The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Flexible Multi-Strategy Portfolio	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(455,651)	$(120,570)	$(191,967)	$(204,002)	$(13,526)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,363,398	67,745	418,855	116,730	(29,632)
Net change in unrealized appreciation (depreciation) on investments	(6,302,316)	(1,166,880)	(4,638,315)	(363,821)	(95,563)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,394,569)	(1,219,705)	(4,411,427)	(451,093)	(138,721)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,521,829	1,641,414	6,952,718	7,194,038	246,458
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,373,435)	(700,091)	(835,416)	(3,070,066)	(66,281)
Net transfers between other subaccounts
or fixed rate option	(1,843,828)	1,712,929	44,931	38,090	25,863
Miscellaneous transactions	614	176	(241)	(209)	—
Other charges	(421,690)	(118,957)	(175,286)	(198,342)	(12,753)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,883,490	2,535,471	5,986,706	3,963,511	193,287

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,511,079)	1,315,766	1,575,279	3,512,418	54,566

NET ASSETS
Beginning of period	71,845,558	17,710,004	29,106,640	29,511,411	2,366,288
End of period	$70,334,479	$19,025,770	$30,681,919	$33,023,829	$2,420,854

Beginning units	5,558,213	1,742,753	2,236,025	2,831,694	233,518
Units issued	1,000,873	423,674	652,409	958,889	85,275
Units redeemed	(698,545)	(176,088)	(190,734)	(574,675)	(64,730)
Ending units	5,860,541	1,990,339	2,697,700	3,215,908	254,063
The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Global Infrastructure Portfolio	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(33,630)	$(30,031)	$(4,952,980)	$(1,824,177)	$(20,300)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	50,689	(2,784)	2,290,608	(1,380,827)	3,257
Net change in unrealized appreciation (depreciation) on investments	(558,756)	(15,909)	(28,810,965)	756,845	15,479
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(541,697)	(48,724)	(31,473,337)	(2,448,159)	(1,564)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,561,169	1,061,926	114,108,587	—	838,118
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(185,612)	(1,690,860)	(6,612,464)	(20,876,160)	(113,314)
Net transfers between other subaccounts
or fixed rate option	(214,469)	1,137,506	(47,958,581)	17,106,312	173,663
Miscellaneous transactions	79	133	4,089	24	(66)
Other charges	(30,643)	(27,341)	(4,679,932)	(38,747)	(19,033)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,130,524	481,364	54,861,699	(3,808,571)	879,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	588,827	432,640	23,388,362	(6,256,730)	877,804

NET ASSETS
Beginning of period	5,087,040	4,716,502	297,699,165	80,946,319	2,972,639
End of period	$5,675,867	$5,149,142	$321,087,527	$74,689,589	$3,850,443

Beginning units	431,093	498,240	25,240,844	8,158,465	278,107
Units issued	152,327	321,469	10,964,499	5,687,737	120,915
Units redeemed	(54,272)	(271,106)	(6,795,968)	(6,063,201)	(37,967)
Ending units	529,148	548,603	29,409,375	7,783,001	361,055

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Global Income Portfolio	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,039)	$(10,562)	$(10,344)	$(20,986)	$(13,507)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,352	(3,138)	7,331	44,567	(1,641)
Net change in unrealized appreciation (depreciation) on investments	(2,939)	(5,915)	60,168	(336,110)	(131,258)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(10,626)	(19,615)	57,155	(312,529)	(146,406)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	436,319	741,335	455,861	1,499,965	652,438
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(28,395)	(115,836)	(79,542)	(141,758)	(44,978)
Net transfers between other subaccounts
or fixed rate option	(6,074)	259,445	134,624	(149,344)	638,103
Miscellaneous transactions	14	12	109	29	(6)
Other charges	(8,292)	(9,625)	(9,750)	(18,553)	(12,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	393,572	875,331	501,302	1,190,339	1,233,549

TOTAL INCREASE (DECREASE) IN NET ASSETS	382,946	855,716	558,457	877,810	1,087,143

NET ASSETS
Beginning of period	1,226,849	1,305,704	1,544,980	3,008,234	1,828,916
End of period	$1,609,795	$2,161,420	$2,103,437	$3,886,044	$2,916,059

Beginning units	116,503	143,741	147,412	271,371	199,251
Units issued	49,938	143,574	73,206	149,641	152,311
Units redeemed	(12,119)	(46,252)	(25,484)	(42,843)	(11,165)
Ending units	154,322	241,063	195,134	378,169	340,397

The accompanying notes are an integral part of these financial statements.
A 83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(44,000)	$(45,953)	$(27,719)	$(84,653)	$129,023
Capital gains distributions received	—	—	—	—	1,866,522
Net realized gain (loss) on shares redeemed	14,736	4,665	22,937	187,659	108,277
Net change in unrealized appreciation (depreciation) on investments	(1,258,800)	(266,276)	(350,521)	(871,960)	(5,595,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,288,064)	(307,564)	(355,303)	(768,954)	(3,491,327)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,867,261	2,427,899	1,373,239	2,339,235	9,016,455
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(224,783)	(183,541)	(105,423)	(445,783)	(1,237,803)
Net transfers between other subaccounts
or fixed rate option	(547,262)	404,653	324,564	176,178	608,028
Miscellaneous transactions	(308)	(175)	(110)	(368)	(142)
Other charges	(38,931)	(43,608)	(26,836)	(78,485)	(225,781)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,055,977	2,605,228	1,565,434	1,990,777	8,160,757

TOTAL INCREASE (DECREASE) IN NET ASSETS	(232,087)	2,297,664	1,210,131	1,221,823	4,669,430

NET ASSETS
Beginning of period	6,792,158	6,028,189	3,632,633	13,032,100	34,766,175
End of period	$6,560,071	$8,325,853	$4,842,764	$14,253,923	$39,435,605

Beginning units	583,227	608,538	319,062	1,096,903	2,990,540
Units issued	201,563	329,097	162,703	316,674	927,517
Units redeemed	(116,139)	(62,748)	(25,678)	(144,662)	(225,263)
Ending units	668,651	874,887	456,087	1,268,915	3,692,794

The accompanying notes are an integral part of these financial statements.
A 84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/2/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(81,498)	$(2,071,916)	$(90,513)	$(487,633)	$(20,856)
Capital gains distributions received	24,469	—	—	—	—
Net realized gain (loss) on shares redeemed	22,891	(1,758,122)	230,478	(63,598)	7,189
Net change in unrealized appreciation (depreciation) on investments	(722,525)	1,130,024	(1,560,614)	904,901	87,625
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(756,663)	(2,700,014)	(1,420,649)	353,670	73,958

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,513,346	—	8,736	—	—
Annuity payments	—	—	(29,660)	—	—
Surrenders, withdrawals and death benefits	(582,954)	(14,929,916)	(519,235)	(3,391,266)	(231,195)
Net transfers between other subaccounts
or fixed rate option	2,635,300	16,336,615	140,525	27,549,664	3,166,541
Miscellaneous transactions	35	(236)	(3)	(90)	(26)
Other charges	(77,913)	(46,093)	(26,824)	(8,078)	(133)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,487,814	1,360,370	(426,461)	24,150,230	2,935,187

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,731,151	(1,339,644)	(1,847,110)	24,503,900	3,009,145

NET ASSETS
Beginning of period	9,257,075	87,630,525	7,380,531	2,218,951	—
End of period	$13,988,226	$86,290,881	$5,533,421	$26,722,851	$3,009,145

Beginning units	790,486	8,867,501	546,577	222,276	—
Units issued	685,962	6,408,084	79,002	5,063,302	455,445
Units redeemed	(212,111)	(6,226,000)	(119,084)	(2,497,789)	(142,448)
Ending units	1,264,337	9,049,585	506,495	2,787,789	312,997

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

SUBACCOUNT
AST American Funds Growth Allocation Portfolio
4/30/2018*
to
12/31/2018

OPERATIONS
Net investment income (loss)	$(1,223,265)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(2,743,743)
Net change in unrealized appreciation (depreciation) on investments	(17,222,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(21,189,557)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	311,166,536
Annuity payments	—
Surrenders, withdrawals and death benefits	(641,380)
Net transfers between other subaccounts
or fixed rate option	(13,979,179)
Miscellaneous transactions	(16,212)
Other charges	(867,106)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	295,662,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	274,473,102

NET ASSETS
Beginning of period	—
End of period	$274,473,102

Beginning units	—
Units issued	32,189,087
Units redeemed	(3,198,996)
Ending units	28,990,091

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 86

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2019

Note 1:	General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or "product" and collectively, the “contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus 3
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Select
Prudential Premier Retirement Variable Annuity	Strategic Partners Variable Annuity One
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One 3
Prudential Premier Variable Annuity B, L, X Series

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	MFS® Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS® Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio
Prudential Global Portfolio	(Service Shares)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Large-Cap Value Portfolio*
T. Rowe Price Equity Income Portfolio	AST Cohen & Steers Realty Portfolio
(Equity Income Class)	AST J.P. Morgan Strategic Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST T. Rowe Price Large-Cap Value Portfolio
Janus Henderson VIT Research Portfolio	AST High Yield Portfolio
(Institutional Shares)	AST Small-Cap Growth Opportunities Portfolio
Janus Henderson VIT Overseas Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
(Institutional Shares)	AST Small-Cap Value Portfolio

A 87

Note 1:	General (continued)

AST Mid-Cap Growth Portfolio (formerly AST Goldman	AST Bond Portfolio 2020
Sachs Mid-Cap Growth Portfolio)	AST Bond Portfolio 2021
AST Hotchkis & Wiley Large-Cap Value Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST Loomis Sayles Large-Cap Growth Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST MFS Growth Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Bond Portfolio 2022
AST BlackRock Low Duration Bond Portfolio	AST Quantitative Modeling Portfolio
AST QMA US Equity Alpha Portfolio	AST BlackRock Global Strategies Portfolio
AST T. Rowe Price Natural Resources Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST T. Rowe Price Asset Allocation Portfolio	AST Prudential Core Bond Portfolio
AST MFS Global Equity Portfolio	AST Bond Portfolio 2023
AST J.P. Morgan International Equity Portfolio	AST MFS Growth Allocation Portfolio (formerly AST
AST Templeton Global Bond Portfolio	New Discovery Asset Allocation Portfolio)
AST Wellington Management Hedged Equity Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Capital Growth Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Balanced Asset Allocation Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Preservation Asset Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Prudential Growth Allocation Portfolio	AST AQR Large-Cap Portfolio
AST Advanced Strategies Portfolio	AST QMA Large-Cap Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST Bond Portfolio 2025
AST Government Money Market Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Small-Cap Growth Portfolio	AST Goldman Sachs Global Growth Allocation
AST BlackRock/Loomis Sayles Bond Portfolio	Portfolio
AST International Value Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST International Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Investment Grade Bond Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Western Asset Core Plus Bond Portfolio	Portfolio
AST Bond Portfolio 2019**	AST Managed Equity Portfolio
AST Cohen & Steers Global Realty Portfolio	AST Managed Fixed Income Portfolio
(formerly AST Global Real Estate Portfolio)	AST FQ Absolute Return Currency Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Jennison Global Infrastructure Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST PIMCO Dynamic Bond Portfolio
AST AllianzGI World Trends Portfolio	AST Legg Mason Diversified Growth Portfolio
(formerly AST RCM World Trends Portfolio)	AST Bond Portfolio 2026
AST J.P. Morgan Global Thematic Portfolio	AST AB Global Bond Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Goldman Sachs Global Income Portfolio
ProFund VP Consumer Services	AST Morgan Stanley Multi-Asset Portfolio**
ProFund VP Consumer Goods	AST Wellington Management Global Bond Portfolio
ProFund VP Financials	AST Neuberger Berman Long/Short Portfolio
ProFund VP Health Care	AST Wellington Management Real Total Return
ProFund VP Industrials	Portfolio**
ProFund VP Mid-Cap Growth	AST QMA International Core Equity Portfolio
ProFund VP Mid-Cap Value	AST Managed Alternatives Portfolio
ProFund VP Real Estate	AST Emerging Managers Diversified Portfolio**
ProFund VP Small-Cap Growth	AST Columbia Adaptive Risk Allocation Portfolio*
ProFund VP Small-Cap Value	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Telecommunications	JPMorgan Insurance Trust Income Builder Portfolio
ProFund VP Utilities	(Class 2)
ProFund VP Large-Cap Growth	AST Bond Portfolio 2027
ProFund VP Large-Cap Value	NVIT Emerging Markets Fund (Class D)
AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2028

A 88

Note 1:	General (continued)

AST Bond Portfolio 2029	AST T. Rowe Price Corporate Bond Portfolio
AST American Funds Growth Allocation Portfolio	AST PIMCO Corporate Bond Portfolio
AST Bond Portfolio 2030	AST Prudential Corporate Bond Portfolio
AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock Corporate Bond Portfolio
AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
AST Western Asset Corporate Bond Portfolio

*	Subaccount was no longer available for investment as of December 31, 2019.

**	Subaccount liquidated during the period ended December 31, 2019.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2019 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 25, 2019	AST Columbia Adaptive Risk Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
April 26, 2019	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Value Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

A 89

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2019, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2019 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$17,422,035	$24,513,030
Prudential Diversified Bond Portfolio	1,844,158	17,878,425
Prudential Equity Portfolio (Class I)	707,971	23,365,931
Prudential Flexible Managed Portfolio	47,295	1,279,923
Prudential Conservative Balanced Portfolio	32,170	1,937,622
Prudential Value Portfolio (Class I)	1,247,902	28,962,612
Prudential High Yield Bond Portfolio	1,876,452	19,103,230
Prudential Natural Resources Portfolio (Class I)	37,562	384,113
Prudential Stock Index Portfolio	49,821,795	49,380,792
Prudential Global Portfolio	662,306	6,887,561
Prudential Jennison Portfolio (Class I)	1,331,053	42,918,925
Prudential Small Capitalization Stock Portfolio	8,785,191	9,202,901
T. Rowe Price International Stock Portfolio	153,556	1,942,666
T. Rowe Price Equity Income Portfolio (Equity Income Class)	132,427	8,576,602
Invesco V.I. Core Equity Fund (Series I)	118,718	9,234,564
Janus Henderson VIT Research Portfolio (Institutional Shares)	390,439	8,483,059
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	41,831	6,584,461
MFS® Research Series (Initial Class)	381,730	3,248,966
MFS® Growth Series (Initial Class)	862,417	9,568,026

A 90

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
American Century VP Value Fund (Class I)	$427,292	$2,896,131
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	351,416	3,801,995
Prudential Jennison 20/20 Focus Portfolio (Class I)	157,402	5,623,425
Davis Value Portfolio	185,577	3,371,482
AB VPS Large Cap Growth Portfolio (Class B)	722,229	2,023,343
Prudential SP Small Cap Value Portfolio (Class I)	1,231,627	9,847,616
Janus Henderson VIT Research Portfolio (Service Shares)	69,263	1,499,551
SP Prudential U.S. Emerging Growth Portfolio (Class I)	842,204	16,142,200
Prudential SP International Growth Portfolio (Class I)	597,281	4,297,892
AST Goldman Sachs Large-Cap Value Portfolio	26,407,982	593,552,422
AST Cohen & Steers Realty Portfolio	48,232,559	57,225,505
AST J.P. Morgan Strategic Opportunities Portfolio	198,937,799	216,112,527
AST T. Rowe Price Large-Cap Value Portfolio	650,251,357	125,375,525
AST High Yield Portfolio	61,884,420	50,860,712
AST Small-Cap Growth Opportunities Portfolio	41,264,660	48,205,189
AST WEDGE Capital Mid-Cap Value Portfolio	24,258,158	22,335,266
AST Small-Cap Value Portfolio	32,768,441	31,272,123
AST Mid-Cap Growth Portfolio	109,898,960	150,127,734
AST Hotchkis & Wiley Large-Cap Value Portfolio	63,725,063	87,122,926
AST Loomis Sayles Large-Cap Growth Portfolio	73,106,529	108,925,605
AST MFS Growth Portfolio	63,352,768	64,479,214
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	83,827,914	73,622,453
AST BlackRock Low Duration Bond Portfolio	73,305,755	54,209,530
AST QMA US Equity Alpha Portfolio	58,158,999	70,685,047
AST T. Rowe Price Natural Resources Portfolio	71,345,585	47,052,121
AST T. Rowe Price Asset Allocation Portfolio	988,760,957	1,508,919,514
AST MFS Global Equity Portfolio	77,063,768	103,918,509
AST J.P. Morgan International Equity Portfolio	52,760,152	59,573,688
AST Templeton Global Bond Portfolio	39,669,585	30,766,451
AST Wellington Management Hedged Equity Portfolio	149,288,871	170,196,714
AST Capital Growth Asset Allocation Portfolio	1,262,918,589	1,405,666,489
AST Academic Strategies Asset Allocation Portfolio	618,770,464	486,259,073
AST Balanced Asset Allocation Portfolio	774,000,248	1,072,621,189
AST Preservation Asset Allocation Portfolio	602,418,897	752,600,393
AST Fidelity Institutional AM℠ Quantitative Portfolio	345,810,992	472,521,045
AST Prudential Growth Allocation Portfolio	2,020,333,195	2,057,995,406
AST Advanced Strategies Portfolio	537,610,893	918,932,198
AST T. Rowe Price Large-Cap Growth Portfolio	195,380,401	219,021,663
AST Government Money Market Portfolio	418,107,898	409,385,711
AST Small-Cap Growth Portfolio	66,501,041	66,485,360
AST BlackRock/Loomis Sayles Bond Portfolio	339,257,771	329,288,679
AST International Value Portfolio	30,990,783	28,661,737
AST International Growth Portfolio	40,221,625	64,521,866
AST Investment Grade Bond Portfolio	1,294,523,175	7,167,756,470
AST Western Asset Core Plus Bond Portfolio	255,521,649	266,711,443
AST Bond Portfolio 2019	1,324,642	71,655,223
AST Cohen & Steers Global Realty Portfolio	20,333,141	20,161,008
AST Parametric Emerging Markets Equity Portfolio	65,437,576	50,720,984
AST Goldman Sachs Small-Cap Value Portfolio	73,424,326	69,582,290

A 91

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST AllianzGI World Trends Portfolio	$406,614,165	$475,936,342
AST J.P. Morgan Global Thematic Portfolio	311,980,343	312,973,999
AST Goldman Sachs Multi-Asset Portfolio	335,702,204	263,928,261
ProFund VP Consumer Services	262,461	182,925
ProFund VP Consumer Goods	147,649	136,591
ProFund VP Financials	170,391	376,192
ProFund VP Health Care	514,615	492,569
ProFund VP Industrials	72,404	181,443
ProFund VP Mid-Cap Growth	102,444	118,191
ProFund VP Mid-Cap Value	248,178	65,259
ProFund VP Real Estate	175,540	67,761
ProFund VP Small-Cap Growth	92,994	237,545
ProFund VP Small-Cap Value	68,648	172,763
ProFund VP Telecommunications	29,886	24,870
ProFund VP Utilities	224,056	89,480
ProFund VP Large-Cap Growth	229,752	152,175
ProFund VP Large-Cap Value	161,908	134,323
AST Jennison Large-Cap Growth Portfolio	63,860,020	67,500,509
AST Bond Portfolio 2020	48,933,808	14,072,483
AST Bond Portfolio 2021	26,880,417	40,753,369
Wells Fargo VT International Equity Fund (Class 1)	3,408	26,764
Wells Fargo VT Omega Growth Fund (Class 1)	3,541	263,423
Wells Fargo VT Small Cap Growth Fund (Class 1)	39,134	78,632
AST Bond Portfolio 2022	3,121,008	10,828,770
AST Quantitative Modeling Portfolio	239,448,534	270,493,765
AST BlackRock Global Strategies Portfolio	138,264,442	178,713,941
Wells Fargo VT Opportunity Fund (Class 1)	2,529	318,675
AST Prudential Core Bond Portfolio	121,212,135	85,817,534
AST Bond Portfolio 2023	1,609,033	6,354,422
AST MFS Growth Allocation Portfolio	164,148,376	55,528,752
AST Western Asset Emerging Markets Debt Portfolio	2,077,853	1,732,832
AST MFS Large-Cap Value Portfolio	66,467,843	43,970,063
AST Bond Portfolio 2024	3,501,473	20,260,696
AST AQR Emerging Markets Equity Portfolio	6,789,567	4,141,705
AST ClearBridge Dividend Growth Portfolio	55,335,957	37,659,668
AST Multi-Sector Fixed Income Portfolio	2,443,346,247	76,759,307
AST AQR Large-Cap Portfolio	4,948,879	3,950,598
AST QMA Large-Cap Portfolio	3,852,642	2,676,017
AST Bond Portfolio 2025	6,268,324	29,493,662
AST T. Rowe Price Growth Opportunities Portfolio	798,220,861	47,444,533
AST Goldman Sachs Global Growth Allocation Portfolio	5,937,210	2,881,409
AST T. Rowe Price Diversified Real Growth Portfolio	24,699,816	7,589,114
AST Prudential Flexible Multi-Strategy Portfolio	8,810,064	9,740,313
AST Franklin Templeton K2 Global Absolute Return Portfolio	2,818,982	3,396,285
AST Managed Equity Portfolio	6,663,458	4,256,798
AST Managed Fixed Income Portfolio	6,477,953	4,627,579
AST FQ Absolute Return Currency Portfolio	447,336	569,967
AST Jennison Global Infrastructure Portfolio	1,150,240	757,267
AST PIMCO Dynamic Bond Portfolio	4,963,863	1,585,239

A 92

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Legg Mason Diversified Growth Portfolio	$126,547,986	$16,711,814
AST Bond Portfolio 2026	23,053,670	64,499,319
AST AB Global Bond Portfolio	1,693,802	538,868
AST Goldman Sachs Global Income Portfolio	940,314	156,783
AST Morgan Stanley Multi-Asset Portfolio	601,171	2,774,290
AST Wellington Management Global Bond Portfolio	1,507,431	428,137
AST Neuberger Berman Long/Short Portfolio	1,118,303	490,466
AST Wellington Management Real Total Return Portfolio	225,415	3,252,148
AST QMA International Core Equity Portfolio	1,907,013	796,553
AST Managed Alternatives Portfolio	1,288,453	748,599
AST Emerging Managers Diversified Portfolio	350,610	5,694,113
AST Columbia Adaptive Risk Allocation Portfolio	239,096	15,008,541
Blackrock Global Allocation V.I. Fund (Class III)	8,037,633	3,529,087
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	5,462,740	1,808,996
AST Bond Portfolio 2027	20,707,658	79,508,964
NVIT Emerging Markets Fund (Class D)	222,301	996,053
AST Bond Portfolio 2028	19,888,732	39,065,749
AST Bond Portfolio 2029	23,273,459	7,778,140
AST American Funds Growth Allocation Portfolio	517,112,804	1,443,503
AST Bond Portfolio 2030	39,307,460	28,860,940
AST BlackRock 80/20 Target Allocation ETF Portfolio	159,614,803	494,173
AST BlackRock 60/40 Target Allocation ETF Portfolio	122,288,196	2,311,172
AST Western Asset Corporate Bond Portfolio	278,523	227
AST T. Rowe Price Corporate Bond Portfolio	278,523	227
AST PIMCO Corporate Bond Portfolio	261,023	206
AST Prudential Corporate Bond Portfolio	639,951	661
AST BlackRock Corporate Bond Portfolio	278,523	227
AST Dimensional Global Core Allocation Portfolio	1,091,594	483

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and QMA LLC (formerly Quantitative Management Associates LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor

A 93

Note 6:	Related Party Transactions (continued)

of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:	Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.

A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2019	62,646	$0.89	to	$9.84	$71,589	1.91%		1.00%	to	2.00%	-0.11%	to	0.91%
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%		1.00%	to	2.00%	-0.44%	to	0.52%
December 31, 2017	72,665	$0.89	to	$9.70	$82,409	0.55%		1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.91	to	$9.74	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92	to	$9.83	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2019	40,889	$2.40	to	$2.95	$120,445	0.00%		1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%		1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	51,465	$2.24	to	$2.74	$140,780	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12	to	$2.60	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.05	to	$2.50	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%

	Prudential Equity Portfolio (Class I)
December 31, 2019	37,340	$2.70	to	$4.70	$161,984	0.00%		1.35%	to	2.00%	26.36%	to	27.17%
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%		1.35%	to	2.00%	-6.73%	to	-6.13%
December 31, 2017	48,485	$2.28	to	$3.94	$176,690	0.00%		1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84	to	$3.18	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80	to	$3.11	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%

	Prudential Flexible Managed Portfolio
December 31, 2019	2,618	$3.74	to	$3.74	$9,799	0.00%		1.40%	to	1.40%	18.21%	to	18.21%
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%		1.40%	to	1.40%	-5.52%	to	-5.52%
December 31, 2017	3,315	$3.35	to	$3.35	$11,108	0.00%		1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.96	to	$2.96	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76	to	$2.76	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%

	Prudential Conservative Balanced Portfolio
December 31, 2019	3,375	$3.36	to	$3.36	$11,341	0.00%		1.40%	to	1.40%	16.85%	to	16.85%
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%		1.40%	to	1.40%	-3.82%	to	-3.82%
December 31, 2017	4,680	$2.99	to	$2.99	$13,995	0.00%		1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.70	to	$2.70	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55	to	$2.55	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%

	Prudential Value Portfolio (Class I)
December 31, 2019	53,910	$2.50	to	$5.13	$201,569	0.00%		1.35%	to	2.00%	23.59%	to	24.38%
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%		1.35%	to	2.00%	-11.66%	to	-11.09%
December 31, 2017	69,321	$2.28	to	$4.64	$234,532	0.00%		1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.99	to	$4.03	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.82	to	$3.66	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%

	Prudential High Yield Bond Portfolio
December 31, 2019	22,359	$2.70	to	$19.13	$123,608	0.00%		1.35%	to	2.00%	14.05%	to	14.78%
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%		1.35%	to	2.00%	-3.21%	to	-2.58%
December 31, 2017	28,650	$2.43	to	$17.13	$142,013	6.08%		1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29	to	$16.11	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00	to	$14.05	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2019	500	$4.67	to	$4.67	$2,335	0.00%		1.40%	to	1.40%	9.16%	to	9.16%
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%		1.40%	to	1.40%	-19.21%	to	-19.21%
December 31, 2017	618	$5.30	to	$5.30	$3,270	0.00%		1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.38	to	$5.38	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35	to	$4.35	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%

	Prudential Stock Index Portfolio
December 31, 2019	66,893	$2.24	to	$12.34	$334,880	0.00%		0.35%	to	2.00%	8.05%	to	30.35%
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%		0.55%	to	2.00%	-6.50%	to	-4.55%
December 31, 2017	79,672	$1.86	to	$4.31	$286,798	1.59%		1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55	to	$3.60	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41	to	$3.26	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2019	15,990	$1.73	to	$3.86	$53,522	0.00%	1.35%	to	2.00%	27.84%	to	28.66%
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%
December 31, 2017	20,167	$1.48	to	$3.28	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.21	to	$2.67	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.18	to	$2.59	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%

	Prudential Jennison Portfolio (Class I)
December 31, 2019	54,683	$2.20	to	$6.56	$292,761	0.00%	1.35%	to	2.00%	30.73%	to	31.57%
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%
December 31, 2017	70,792	$1.72	to	$5.10	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28	to	$3.78	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.32	to	$3.87	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%

	Prudential Small Capitalization Stock Portfolio
December 31, 2019	8,817	$4.97	to	$10.80	$64,099	0.00%	0.35%	to	1.95%	4.55%	to	21.75%
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%
December 31, 2017	9,680	$4.60	to	$7.06	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.14	to	$6.33	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32	to	$5.08	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%

	T. Rowe Price International Stock Portfolio
December 31, 2019	8,321	$1.54	to	$2.15	$17,711	2.34%	1.35%	to	1.65%	25.69%	to	26.07%
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%
December 31, 2017	10,240	$1.46	to	$2.02	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.16	to	$1.60	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15	to	$1.59	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2019	12,151	$2.84	to	$4.48	$54,376	2.29%	1.35%	to	1.65%	24.35%	to	24.71%
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%
December 31, 2017	16,255	$2.56	to	$4.03	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.25	to	$3.52	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91	to	$3.00	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2019	18,482	$1.80	to	$3.49	$63,440	0.93%	1.35%	to	1.65%	26.87%	to	27.25%
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%
December 31, 2017	23,685	$1.59	to	$3.08	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.43	to	$2.76	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.32	to	$2.53	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2019	12,904	$2.00	to	$4.25	$53,895	0.45%	1.35%	to	1.65%	33.33%	to	33.72%
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	17,051	$1.57	to	$3.31	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24	to	$2.62	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.26	to	$2.65	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2019	13,412	$2.05	to	$3.78	$50,130	1.89%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	16,962	$1.96	to	$3.60	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52	to	$2.78	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65	to	$3.01	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%

	MFS® Research Series (Initial Class)
December 31, 2019	3,984	$2.58	to	$4.27	$16,946	0.78%	1.35%	to	1.65%	30.79%	to	31.18%
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
December 31, 2017	5,304	$2.10	to	$3.46	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.73	to	$2.84	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.62	to	$2.65	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2019	12,438	$2.80	to	$5.32	$65,895	0.00%	1.35%	to	1.65%	35.91%	to	36.31%
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	15,863	$2.04	to	$3.86	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.58	to	$2.98	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56	to	$2.95	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%

	American Century VP Value Fund (Class I)
December 31, 2019	5,157	$3.56	to	$4.40	$22,558	2.11%	1.35%	to	1.65%	24.97%	to	25.34%
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	6,738	$3.19	to	$3.92	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.98	to	$3.65	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51	to	$3.07	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2019	5,769	$2.27	to	$4.00	$22,472	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	7,437	$1.88	to	$3.31	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.58	to	$2.76	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.54	to	$2.69	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2019	10,237	$3.63	to	$3.94	$40,233	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	13,523	$3.08	to	$3.32	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40	to	$2.58	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40	to	$2.58	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%

	Davis Value Portfolio
December 31, 2019	9,411	$2.23	to	$2.37	$22,038	1.53%	1.35%	to	1.65%	29.04%	to	29.42%
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%
December 31, 2017	12,130	$2.04	to	$2.15	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.69	to	$1.77	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53	to	$1.61	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2019	4,604	$1.89	to	$2.00	$9,102	0.00%	1.35%	to	1.65%	32.18%	to	32.57%
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%
December 31, 2017	5,895	$1.42	to	$1.49	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09	to	$1.15	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.09	to	$1.14	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2019	21,777	$2.76	to	$3.79	$75,215	0.00%	1.35%	to	2.00%	20.37%	to	21.15%
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%
December 31, 2017	26,956	$2.71	to	$3.69	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46	to	$3.33	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$2.00	to	$2.69	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2019	3,816	$1.63	to	$3.73	$10,042	0.30%	1.40%	to	2.00%	32.57%	to	33.36%
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%
December 31, 2017	4,943	$1.28	to	$2.92	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02	to	$2.32	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.04	to	$2.34	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2019	23,411	$2.55	to	$5.80	$97,759	0.00%	1.35%	to	2.00%	35.01%	to	35.88%
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
December 31, 2017	31,152	$2.08	to	$4.70	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.73	to	$3.89	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68	to	$3.78	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2019	13,518	$1.19	to	$3.01	$29,335	0.00%	1.40%	to	2.00%	29.79%	to	30.56%
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%
December 31, 2017	16,536	$1.06	to	$2.68	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.80	to	$2.00	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84	to	$2.10	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%

	AST Goldman Sachs Large-Cap Value Portfolio (merged April 26, 2019)
December 31, 2019	—	$12.72	to	$24.15	$—	0.00%	0.55%	to	3.25%	13.70%	to	14.70%
December 31, 2018	30,514	$11.10	to	$21.15	$492,414	0.00%	0.55%	to	3.25%	-11.52%	to	-9.03%
December 31, 2017	36,026	$12.25	to	$23.57	$646,683	0.00%	0.55%	to	3.25%	6.19%	to	9.14%
December 31, 2016	32,294	$11.25	to	$21.90	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.18	to	$20.01	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%

	AST Cohen & Steers Realty Portfolio
December 31, 2019	10,352	$10.22	to	$37.33	$243,120	0.00%	0.35%	to	3.25%	1.14%	to	30.49%
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%
December 31, 2017	12,441	$11.50	to	$31.05	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.92	to	$29.79	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50	to	$28.98	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2019	96,113	$10.84	to	$17.59	$1,414,259	0.00%	0.35%	to	3.25%	8.30%	to	13.98%
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%
December 31, 2017	111,352	$12.45	to	$16.63	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26	to	$15.04	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.01	to	$14.68	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2019	40,565	$10.60	to	$24.14	$726,342	0.00%	0.35%	to	3.25%	6.16%	to	25.28%
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%
December 31, 2017	8,178	$11.32	to	$22.06	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78	to	$19.29	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.28	to	$18.53	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%

	AST High Yield Portfolio
December 31, 2019	13,888	$10.24	to	$20.46	$223,392	0.00%	0.35%	to	3.25%	2.23%	to	14.66%
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%
December 31, 2017	14,829	$11.59	to	$18.82	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86	to	$17.85	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.48	to	$15.77	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2019	7,452	$10.90	to	$37.13	$193,371	0.00%	0.48%	to	3.25%	8.73%	to	35.73%
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%
December 31, 2017	8,199	$12.22	to	$31.72	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.64	to	$25.32	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01	to	$23.97	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2019	4,833	$10.22	to	$29.48	$101,715	0.00%	0.35%	to	3.25%	1.67%	to	18.49%
December 31, 2018	4,673	$10.58	to	$25.23	$83,510	0.00%	0.55%	to	3.25%	-19.26%	to	-16.99%
December 31, 2017	5,461	$12.78	to	$30.81	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.88	to	$26.50	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.63	to	$23.70	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%

	AST Small-Cap Value Portfolio
December 31, 2019	6,037	$10.35	to	$29.03	$126,086	0.00%	0.35%	to	3.25%	3.90%	to	21.31%
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%
December 31, 2017	6,775	$13.62	to	$29.83	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80	to	$28.33	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99	to	$22.35	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%

A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Mid-Cap Growth Portfolio
December 31, 2019	24,558	$10.39	to	$34.61	$614,786	0.00%	0.35%	to	3.25%	3.60%	to	29.44%
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%
December 31, 2017	29,239	$12.49	to	$28.89	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91	to	$23.18	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83	to	$23.25	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2019	20,480	$10.67	to	$31.02	$458,129	0.00%	0.35%	to	3.25%	6.16%	to	28.81%
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
December 31, 2017	22,705	$13.63	to	$29.00	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53	to	$24.81	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70	to	$21.09	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2019	14,351	$10.76	to	$41.81	$443,267	0.00%	0.35%	to	3.25%	8.21%	to	30.91%
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%
December 31, 2017	18,619	$14.82	to	$33.93	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24	to	$26.01	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.74	to	$25.11	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%

	AST MFS Growth Portfolio
December 31, 2019	7,964	$10.72	to	$39.33	$241,787	0.00%	0.48%	to	3.25%	7.58%	to	37.02%
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%
December 31, 2017	7,414	$13.78	to	$29.05	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63	to	$22.66	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.53	to	$22.66	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2019	15,686	$10.28	to	$33.24	$344,588	0.00%	0.35%	to	3.25%	2.85%	to	20.35%
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%
December 31, 2017	16,836	$12.81	to	$34.17	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35	to	$30.61	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.69	to	$26.40	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2019	17,476	$8.49	to	$12.46	$181,540	0.00%	0.35%	to	3.25%	0.70%	to	4.05%
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%
December 31, 2017	16,298	$8.60	to	$12.10	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74	to	$12.03	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.89	to	$11.97	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%

	AST QMA US Equity Alpha Portfolio
December 31, 2019	9,514	$10.81	to	$38.35	$265,594	0.00%	0.35%	to	3.25%	8.35%	to	23.78%
December 31, 2018	9,828	$13.04	to	$31.42	$223,948	0.00%	0.55%	to	3.25%	-11.22%	to	-8.72%
December 31, 2017	10,875	$14.33	to	$34.90	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82	to	$29.10	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38	to	$25.83	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2019	22,956	$8.49	to	$14.29	$236,498	0.00%	0.48%	to	3.25%	4.54%	to	16.22%
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%
December 31, 2017	26,241	$8.87	to	$15.09	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11	to	$13.87	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56	to	$11.28	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2019	633,579	$11.16	to	$22.74	$11,362,924	0.00%	0.35%	to	3.25%	11.44%	to	20.18%
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%
December 31, 2017	717,175	$13.85	to	$20.66	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.18	to	$18.25	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49	to	$17.30	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Global Equity Portfolio
December 31, 2019	19,444	$10.53	to	$29.94	$432,853	0.00%	0.35%	to	3.25%	6.47%	to	29.24%
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%
December 31, 2017	22,832	$13.07	to	$26.48	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.65	to	$21.80	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.03	to	$20.75	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%

	AST J.P. Morgan International Equity Portfolio
December 31, 2019	15,796	$11.53	to	$19.39	$228,162	0.00%	0.35%	to	3.25%	14.87%	to	26.52%
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%
December 31, 2017	17,268	$12.12	to	$19.20	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15	to	$15.10	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49	to	$15.10	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%

	AST Templeton Global Bond Portfolio
December 31, 2019	17,621	$8.46	to	$12.61	$178,859	0.00%	0.35%	to	3.25%	-2.27%	to	1.05%
December 31, 2018	16,607	$8.60	to	$12.55	$167,385	0.00%	0.55%	to	3.25%	-1.33%	to	1.44%
December 31, 2017	18,787	$8.72	to	$12.45	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83	to	$12.34	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.75	to	$11.96	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2019	103,044	$11.10	to	$22.66	$1,562,700	0.00%	0.35%	to	3.25%	11.12%	to	19.89%
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
December 31, 2017	119,256	$12.10	to	$20.56	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93	to	$18.45	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53	to	$17.66	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2019	502,215	$11.13	to	$24.35	$9,349,469	0.00%	0.35%	to	3.25%	11.09%	to	21.58%
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%	0.55%	to	3.25%	-9.28%	to	-6.74%
December 31, 2017	536,307	$14.79	to	$22.08	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.78	to	$19.09	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.14	to	$18.22	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2019	199,719	$10.76	to	$17.44	$2,798,739	0.00%	0.35%	to	3.25%	7.65%	to	15.42%
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%	0.55%	to	3.25%	-11.14%	to	-8.64%
December 31, 2017	245,825	$11.81	to	$17.01	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.77	to	$15.40	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35	to	$14.76	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%

	AST Balanced Asset Allocation Portfolio
December 31, 2019	445,608	$11.03	to	$21.65	$7,699,602	0.00%	0.35%	to	3.25%	10.20%	to	18.76%
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%	0.55%	to	3.25%	-8.04%	to	-5.46%
December 31, 2017	489,240	$13.86	to	$19.82	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23	to	$17.59	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.68	to	$16.87	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%

	AST Preservation Asset Allocation Portfolio
December 31, 2019	287,724	$10.87	to	$17.70	$4,326,551	0.00%	0.35%	to	3.25%	8.60%	to	14.11%
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%	0.55%	to	3.25%	-6.02%	to	-3.38%
December 31, 2017	329,485	$12.29	to	$16.50	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32	to	$15.27	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.89	to	$14.76	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2019	219,308	$11.10	to	$20.32	$3,452,244	0.00%	0.35%	to	3.25%	10.98%	to	19.34%
December 31, 2018	223,080	$11.23	to	$17.27	$2,980,411	0.00%	0.55%	to	3.25%	-10.76%	to	-8.25%
December 31, 2017	253,498	$12.50	to	$19.08	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.02	to	$16.70	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.85	to	$16.33	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Growth Allocation Portfolio
December 31, 2019	747,873	$10.88	to	$22.61	$13,282,205	0.00%	0.35%	to	3.25%	8.75%	to	18.52%
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%	0.55%	to	3.25%	-10.62%	to	-8.11%
December 31, 2017	865,745	$13.08	to	$21.34	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56	to	$18.74	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.71	to	$17.35	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%

	AST Advanced Strategies Portfolio
December 31, 2019	355,641	$11.21	to	$23.73	$6,516,238	0.00%	0.35%	to	3.25%	11.97%	to	21.19%
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%	0.55%	to	3.25%	-8.96%	to	-6.41%
December 31, 2017	410,175	$14.06	to	$21.51	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.20	to	$18.75	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.56	to	$17.85	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2019	29,332	$10.74	to	$46.89	$1,011,442	0.00%	0.35%	to	3.25%	7.75%	to	27.52%
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%	0.55%	to	3.25%	0.47%	to	3.29%
December 31, 2017	30,787	$14.62	to	$36.60	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69	to	$27.06	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50	to	$26.86	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%

	AST Government Money Market Portfolio
December 31, 2019	25,141	$7.48	to	$10.11	$231,233	1.67%	0.35%	to	3.25%	-1.61%	to	1.13%
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%	0.55%	to	3.25%	-2.01%	to	0.74%
December 31, 2017	22,117	$7.76	to	$9.86	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99	to	$9.90	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.25	to	$9.97	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%

	AST Small-Cap Growth Portfolio
December 31, 2019	10,768	$10.38	to	$38.45	$291,501	0.00%	0.35%	to	3.25%	3.62%	to	29.40%
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%	0.55%	to	3.25%	-11.40%	to	-8.91%
December 31, 2017	10,814	$13.15	to	$33.54	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70	to	$27.59	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63	to	$25.10	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2019	126,833	$10.13	to	$15.79	$1,556,275	0.00%	0.35%	to	3.25%	0.97%	to	8.62%
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%	0.55%	to	3.25%	-3.91%	to	-1.21%
December 31, 2017	147,932	$9.99	to	$14.89	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.87	to	$14.43	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.61	to	$14.00	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%

	AST International Value Portfolio
December 31, 2019	10,845	$10.41	to	$17.12	$138,312	0.00%	0.35%	to	3.25%	7.85%	to	19.36%
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%	0.55%	to	3.25%	-18.88%	to	-16.60%
December 31, 2017	11,483	$10.76	to	$17.68	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.86	to	$14.68	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.89	to	$14.88	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%

	AST International Growth Portfolio
December 31, 2019	17,070	$10.89	to	$22.75	$284,222	0.00%	0.35%	to	3.25%	10.22%	to	31.38%
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%	0.55%	to	3.25%	-16.16%	to	-13.81%
December 31, 2017	18,218	$11.83	to	$20.65	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94	to	$15.55	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.48	to	$16.47	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%

	AST Investment Grade Bond Portfolio
December 31, 2019	97,350	$11.08	to	$18.62	$1,430,638	0.00%	0.55%	to	2.65%	8.28%	to	10.62%
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%	0.55%	to	2.65%	-2.92%	to	-0.82%
December 31, 2017	91,943	$10.39	to	$17.11	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.16	to	$16.56	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94	to	$16.04	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Western Asset Core Plus Bond Portfolio
December 31, 2019	97,267	$10.29	to	$15.26	$1,323,031	0.00%	0.35%	to	3.25%	2.43%	to	11.68%
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%	0.55%	to	3.25%	-5.46%	to	-2.80%
December 31, 2017	56,852	$10.92	to	$14.16	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.37	to	$13.45	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94	to	$12.91	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%

	AST Bond Portfolio 2019 (liquidated December 31, 2019)
December 31, 2019	—	$10.03	to	$13.92	$—	0.00%	1.15%	to	3.25%	-1.89%	to	0.24%
December 31, 2018	6,208	$10.22	to	$13.91	$69,593	0.00%	1.15%	to	3.25%	-2.72%	to	-0.60%
December 31, 2017	755	$10.51	to	$14.01	$8,872	0.00%	1.30%	to	3.25%	-2.51%	to	-0.53%
December 31, 2016	1,014	$10.78	to	$14.08	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.98	to	$14.06	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2019	3,976	$10.41	to	$26.37	$72,741	0.00%	0.35%	to	3.25%	3.77%	to	24.44%
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%	0.55%	to	3.25%	-7.82%	to	-5.24%
December 31, 2017	4,913	$11.05	to	$22.99	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05	to	$21.14	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.05	to	$21.36	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2019	20,056	$8.77	to	$15.45	$209,425	0.00%	0.35%	to	3.25%	4.14%	to	12.72%
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%
December 31, 2017	21,866	$9.48	to	$16.48	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.70	to	$13.30	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.91	to	$12.06	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2019	13,918	$10.46	to	$32.33	$322,702	0.00%	0.35%	to	3.25%	4.13%	to	21.96%
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%
December 31, 2017	15,520	$13.48	to	$31.89	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12	to	$28.98	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.84	to	$23.77	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%

	AST AllianzGI World Trends Portfolio
December 31, 2019	262,440	$11.04	to	$18.66	$3,953,412	0.00%	0.35%	to	3.25%	10.27%	to	17.40%
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
December 31, 2017	304,321	$12.40	to	$17.84	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95	to	$15.65	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.73	to	$15.22	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2019	150,691	$11.04	to	$21.65	$2,498,498	0.00%	0.35%	to	3.25%	10.30%	to	18.77%
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%
December 31, 2017	164,998	$13.66	to	$20.34	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85	to	$17.73	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43	to	$17.18	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2019	154,762	$10.87	to	$17.27	$2,145,046	0.00%	0.35%	to	3.25%	8.59%	to	15.38%
December 31, 2018	146,491	$10.93	to	$15.17	$1,775,756	0.00%	0.55%	to	3.25%	-10.10%	to	-7.57%
December 31, 2017	176,872	$12.07	to	$16.65	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93	to	$15.11	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54	to	$14.64	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%

	ProFund VP Consumer Services
December 31, 2019	19	$29.44	to	$35.37	$628	0.00%	0.55%	to	2.00%	22.20%	to	23.95%
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%
December 31, 2017	19	$24.43	to	$28.51	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.52	to	$24.22	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.15	to	$23.38	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%

A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Goods
December 31, 2019	25	$11.52	to	$23.78	$532	1.47%	0.35%	to	2.00%	15.64%	to	25.87%
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%
December 31, 2017	38	$18.51	to	$22.30	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45	to	$19.49	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25	to	$18.93	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%

	ProFund VP Financials
December 31, 2019	46	$11.58	to	$24.59	$696	0.55%	0.35%	to	2.30%	15.77%	to	29.55%
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%
December 31, 2017	87	$11.75	to	$24.34	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.17	to	$21.19	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.02	to	$15.81	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%

	ProFund VP Health Care
December 31, 2019	58	$11.06	to	$32.12	$1,717	0.00%	0.35%	to	2.30%	10.35%	to	18.71%
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%
December 31, 2017	76	$22.65	to	$28.35	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.17	to	$24.12	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43	to	$22.70	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%

	ProFund VP Industrials
December 31, 2019	22	$19.06	to	$28.74	$507	0.00%	0.55%	to	2.30%	27.56%	to	29.78%
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%
December 31, 2017	38	$17.52	to	$25.52	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64	to	$20.97	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.70	to	$17.94	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%

	ProFund VP Mid-Cap Growth
December 31, 2019	28	$19.37	to	$25.49	$590	0.00%	0.55%	to	2.30%	21.45%	to	23.56%
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%
December 31, 2017	32	$18.54	to	$23.56	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.03	to	$20.03	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52	to	$17.84	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%

	ProFund VP Mid-Cap Value
December 31, 2019	30	$17.50	to	$23.55	$622	0.20%	0.55%	to	2.30%	21.29%	to	23.40%
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%
December 31, 2017	25	$17.02	to	$22.13	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74	to	$20.12	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95	to	$16.27	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%

	ProFund VP Real Estate
December 31, 2019	18	$14.36	to	$23.31	$338	1.68%	0.55%	to	2.30%	23.91%	to	26.06%
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
December 31, 2017	17	$12.57	to	$24.38	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90	to	$23.21	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.52	to	$17.45	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%

	ProFund VP Small-Cap Growth
December 31, 2019	21	$21.12	to	$28.25	$526	0.00%	0.55%	to	2.30%	16.44%	to	18.46%
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%
December 31, 2017	35	$19.69	to	$28.13	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83	to	$25.62	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17	to	$21.93	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%

	ProFund VP Small-Cap Value
December 31, 2019	12	$18.73	to	$23.43	$234	0.00%	0.55%	to	2.00%	20.16%	to	21.89%
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%
December 31, 2017	17	$18.53	to	$22.53	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.23	to	$20.65	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.65	to	$16.12	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Telecommunications
December 31, 2019	6	$11.41	to	$18.39	$79	3.13%	0.55%	to	2.00%	12.52%	to	14.14%
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%
December 31, 2017	9	$12.19	to	$19.08	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.38	to	$19.60	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.37	to	$16.20	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%

	ProFund VP Utilities
December 31, 2019	31	$11.39	to	$26.14	$657	1.69%	0.35%	to	2.30%	14.60%	to	22.20%
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%
December 31, 2017	35	$13.74	to	$20.91	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.71	to	$19.00	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.30	to	$16.60	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%

	ProFund VP Large-Cap Growth
December 31, 2019	48	$22.65	to	$31.11	$1,219	0.00%	0.55%	to	2.30%	25.99%	to	28.18%
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%
December 31, 2017	49	$18.74	to	$26.53	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30	to	$21.79	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.91	to	$19.11	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%

	ProFund VP Large-Cap Value
December 31, 2019	52	$15.52	to	$24.23	$918	0.95%	0.55%	to	2.30%	26.86%	to	29.06%
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%
December 31, 2017	56	$13.61	to	$23.15	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31	to	$21.00	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94	to	$16.31	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2019	9,348	$11.00	to	$34.92	$280,800	0.00%	0.35%	to	3.25%	10.47%	to	31.87%
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%
December 31, 2017	9,566	$14.05	to	$27.28	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43	to	$20.28	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.68	to	$20.77	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%

	AST Bond Portfolio 2020
December 31, 2019	3,874	$10.44	to	$13.13	$46,049	0.00%	1.15%	to	3.25%	0.14%	to	2.31%
December 31, 2018	874	$10.62	to	$12.83	$10,234	0.00%	1.15%	to	3.25%	-2.99%	to	-0.86%
December 31, 2017	755	$10.95	to	$12.94	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.22	to	$12.98	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23	to	$12.88	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%

	AST Bond Portfolio 2021
December 31, 2019	2,778	$11.29	to	$13.45	$35,107	0.00%	1.75%	to	3.25%	1.65%	to	3.26%
December 31, 2018	3,939	$11.10	to	$13.02	$46,917	0.00%	1.75%	to	3.25%	-3.20%	to	-1.66%
December 31, 2017	4,013	$11.47	to	$13.56	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67	to	$13.51	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82	to	$13.39	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2019	9	$17.25	to	$18.52	$156	4.02%	1.40%	to	1.85%	13.40%	to	13.91%
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%
December 31, 2017	15	$18.64	to	$19.83	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20	to	$16.11	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99	to	$15.82	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2019	124	$5.24	to	$5.65	$666	0.00%	1.40%	to	1.85%	34.90%	to	35.50%
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
December 31, 2017	230	$3.94	to	$4.21	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97	to	$3.16	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.21	to	$3.18	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2019	16	$26.82	to	$27.71	$422	0.00%	1.50%	to	1.85%	23.03%	to	23.46%
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%
December 31, 2017	18	$21.88	to	$22.45	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.67	to	$18.07	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.65	to	$17.05	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%

	AST Bond Portfolio 2022
December 31, 2019	1,785	$10.70	to	$12.60	$20,774	0.00%	1.50%	to	3.25%	2.45%	to	4.33%
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%
December 31, 2017	3,125	$10.82	to	$12.57	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.01	to	$12.52	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17	to	$12.44	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%

	AST Quantitative Modeling Portfolio
December 31, 2019	80,749	$10.55	to	$18.04	$1,259,104	0.00%	0.48%	to	2.65%	5.73%	to	20.54%
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%
December 31, 2017	74,247	$12.49	to	$16.10	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66	to	$13.70	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11	to	$12.96	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%

	AST BlackRock Global Strategies Portfolio
December 31, 2019	142,439	$10.87	to	$14.97	$1,941,764	0.00%	0.35%	to	3.25%	8.75%	to	16.97%
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%
December 31, 2017	156,449	$11.31	to	$13.58	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.38	to	$12.13	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.03	to	$11.40	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2019	52	$25.12	to	$25.85	$1,327	0.54%	1.50%	to	1.85%	29.42%	to	29.86%
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%
December 31, 2017	73	$21.24	to	$21.71	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92	to	$18.25	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.22	to	$16.54	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%

	AST Prudential Core Bond Portfolio
December 31, 2019	30,278	$10.14	to	$12.81	$361,679	0.00%	0.35%	to	3.25%	1.09%	to	9.15%
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%
December 31, 2017	26,114	$10.04	to	$11.90	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.82	to	$11.32	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.74	to	$10.92	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%

	AST Bond Portfolio 2023
December 31, 2019	573	$9.30	to	$10.92	$5,939	0.00%	1.30%	to	3.25%	3.05%	to	5.14%
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%
December 31, 2017	709	$9.35	to	$10.43	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50	to	$10.58	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.64	to	$10.45	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%

	AST MFS Growth Allocation Portfolio
December 31, 2019	48,939	$11.30	to	$16.91	$748,647	0.00%	0.35%	to	3.25%	12.85%	to	22.09%
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%
December 31, 2017	44,909	$12.99	to	$15.18	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52	to	$13.11	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40	to	$12.63	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2019	714	$10.27	to	$12.52	$8,185	0.00%	0.48%	to	1.95%	2.92%	to	14.22%
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	661	$10.06	to	$11.86	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.39	to	$10.93	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65	to	$9.95	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST MFS Large-Cap Value Portfolio
December 31, 2019	10,037	$10.60	to	$22.43	$205,540	0.00%	0.35%	to	2.95%	6.32%	to	28.64%
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%
December 31, 2017	9,130	$13.33	to	$19.51	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45	to	$16.72	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18	to	$14.82	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%

	AST Bond Portfolio 2024
December 31, 2019	460	$9.26	to	$10.51	$4,633	0.00%	1.50%	to	3.25%	4.45%	to	6.36%
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%
December 31, 2017	1,614	$9.22	to	$10.10	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.53	to	$10.22	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.51	to	$10.14	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2019	2,679	$10.66	to	$14.01	$31,138	0.00%	0.35%	to	1.95%	6.12%	to	17.16%
December 31, 2018	2,406	$9.26	to	$11.98	$23,989	0.00%	0.55%	to	1.95%	-20.55%	to	-19.40%
December 31, 2017	2,206	$11.65	to	$14.89	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.81	to	$11.12	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92	to	$9.88	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2019	8,907	$10.53	to	$21.18	$174,580	0.00%	0.35%	to	2.85%	5.92%	to	30.31%
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	8,769	$13.85	to	$17.16	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80	to	$14.58	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36	to	$12.76	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2019	1,169,849	$12.13	to	$12.82	$14,186,157	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	775,116	$11.24	to	$11.70	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54	to	$10.88	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86	to	$10.10	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%

	AST AQR Large-Cap Portfolio
December 31, 2019	1,244	$10.72	to	$19.88	$22,672	0.00%	0.48%	to	2.95%	7.58%	to	21.90%
December 31, 2018	1,161	$12.48	to	$16.31	$17,550	0.00%	0.55%	to	2.95%	-10.78%	to	-8.64%
December 31, 2017	1,066	$13.70	to	$17.85	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.32	to	$14.70	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.32	to	$13.35	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%

	AST QMA Large-Cap Portfolio
December 31, 2019	989	$10.77	to	$20.84	$18,744	0.00%	0.48%	to	2.95%	7.89%	to	24.50%
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%
December 31, 2017	758	$13.81	to	$18.13	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47	to	$15.01	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.44	to	$13.62	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%

	AST Bond Portfolio 2025
December 31, 2019	776	$10.84	to	$12.33	$9,011	0.00%	1.15%	to	3.25%	5.19%	to	7.47%
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%
December 31, 2017	457	$10.74	to	$11.43	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.90	to	$11.62	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.99	to	$11.47	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2019	185,524	$11.25	to	$15.33	$2,705,786	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	99,564	$12.74	to	$13.46	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.79	to	$11.24	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43	to	$10.72	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Global Growth Allocation Portfolio
December 31, 2019	2,948	$10.51	to	$13.46	$38,504	0.00%	0.48%	to	0.86%	5.26%	to	19.90%
December 31, 2018	2,648	$10.94	to	$11.26	$29,295	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	2,312	$12.19	to	$12.54	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53	to	$10.84	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.05	to	$10.12	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2019	5,890	$10.53	to	$14.64	$84,135	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	4,010	$12.60	to	$13.14	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71	to	$11.16	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.07	to	$10.28	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2019	5,864	$10.49	to	$13.85	$79,837	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	5,558	$12.30	to	$13.04	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61	to	$11.21	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.96	to	$10.49	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%

	AST Franklin Templeton K2 Global Absolute Return Portfolio
December 31, 2019	1,931	$9.95	to	$10.67	$19,518	0.00%	0.48%	to	0.86%	3.62%	to	5.47%
December 31, 2018	1,990	$9.44	to	$10.13	$19,026	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	1,743	$10.05	to	$10.79	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.42	to	$10.11	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26	to	$9.95	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%

	AST Managed Equity Portfolio
December 31, 2019	2,925	$10.69	to	$14.92	$41,307	0.00%	0.48%	to	0.86%	7.42%	to	24.80%
December 31, 2018	2,698	$11.23	to	$11.99	$30,682	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	2,236	$12.89	to	$13.76	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.47	to	$11.17	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.04	to	$10.09	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%

	AST Managed Fixed Income Portfolio
December 31, 2019	3,408	$10.12	to	$11.15	$37,798	0.00%	0.48%	to	0.86%	0.95%	to	8.20%
December 31, 2018	3,216	$10.17	to	$10.32	$33,024	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	2,832	$10.34	to	$10.50	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03	to	$10.19	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77	to	$9.84	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%

	AST FQ Absolute Return Currency Portfolio
December 31, 2019	243	$9.03	to	$9.99	$2,224	0.00%	0.48%	to	0.86%	-4.03%	to	0.50%
December 31, 2018	254	$9.40	to	$10.40	$2,421	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	234	$10.01	to	$11.08	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.39	to	$11.51	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08	to	$10.07	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%

	AST Jennison Global Infrastructure Portfolio
December 31, 2019	571	$10.55	to	$14.84	$7,700	0.00%	0.48%	to	0.86%	6.20%	to	27.63%
December 31, 2018	529	$10.66	to	$11.66	$5,676	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	431	$11.74	to	$12.86	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.95	to	$10.91	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26	to	$9.33	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%

	AST PIMCO Dynamic Bond Portfolio
December 31, 2019	902	$9.72	to	$10.38	$8,875	0.00%	0.48%	to	0.86%	1.52%	to	4.74%
December 31, 2018	549	$9.29	to	$9.94	$5,149	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	498	$9.38	to	$10.06	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47	to	$10.17	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44	to	$9.86	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%

A 107

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Legg Mason Diversified Growth Portfolio
December 31, 2019	39,352	$10.82	to	$13.29	$501,324	0.00%	0.35%	to	1.95%	8.09%	to	17.60%
December 31, 2018	29,409	$10.66	to	$11.30	$321,088	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	25,241	$11.59	to	$12.11	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31	to	$10.63	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.66	to	$9.81	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2019	3,763	$9.77	to	$10.87	$39,140	0.00%	1.15%	to	3.25%	6.45%	to	8.76%
December 31, 2018	7,783	$9.17	to	$10.00	$74,690	0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%
December 31, 2017	8,158	$9.58	to	$10.22	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67	to	$10.09	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79	to	$10.00	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%

	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2019	473	$10.03	to	$11.40	$5,294	0.00%	0.48%	to	0.86%	0.15%	to	6.56%
December 31, 2018	361	$10.44	to	$10.70	$3,850	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	278	$10.49	to	$10.72	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32	to	$10.51	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92	to	$10.05	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2019	229	$10.05	to	$11.42	$2,559	0.00%	0.48%	to	0.86%	0.32%	to	9.04%
December 31, 2018	154	$10.17	to	$10.48	$1,610	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	117	$10.29	to	$10.57	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16	to	$10.41	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.99	to	$10.11	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015) (liquidated June 28, 2019)
December 31, 2019	—	$8.95	to	$9.04	$—	0.00%	0.55%	to	0.86%	0.17%	to	0.32%
December 31, 2018	241	$8.93	to	$9.02	$2,161	0.00%	0.55%	to	0.86%	-1.51%	to	-1.20%
December 31, 2017	144	$9.05	to	$9.14	$1,306	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	97	$9.11	to	$9.21	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.43	to	$9.54	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%

	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2019	295	$9.96	to	$11.50	$3,344	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	195	$10.55	to	$10.81	$2,103	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	147	$10.28	to	$10.51	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14	to	$10.32	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95	to	$10.10	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2019	438	$10.21	to	$12.06	$5,168	0.00%	0.48%	to	0.86%	2.35%	to	15.18%
December 31, 2018	378	$10.19	to	$10.49	$3,886	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	271	$11.00	to	$11.34	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79	to	$10.09	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.54	to	$9.84	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015) (liquidated June 28, 2019)
December 31, 2019	—	$8.77	to	$9.37	$—	0.00%	0.55%	to	0.86%	3.35%	to	3.51%
December 31, 2018	340	$8.48	to	$9.06	$2,916	0.00%	0.55%	to	0.86%	-6.57%	to	-6.28%
December 31, 2017	199	$9.06	to	$9.70	$1,829	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	145	$8.99	to	$9.65	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.39	to	$9.74	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2019	779	$10.59	to	$12.70	$8,847	0.00%	0.48%	to	0.86%	6.92%	to	16.21%
December 31, 2018	669	$9.66	to	$10.96	$6,560	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	583	$11.50	to	$13.07	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29	to	$10.58	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30	to	$9.95	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%

A 108

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2019	934	$9.88	to	$10.28	$9,310	0.00%	0.35%	to	0.86%	1.35%	to	4.69%
December 31, 2018	875	$9.45	to	$9.85	$8,326	0.00%	0.55%	to	0.86%	-4.23%	to	-3.93%
December 31, 2017	609	$9.85	to	$10.28	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67	to	$9.81	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.65	to	$9.79	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

	AST Emerging Managers Diversified Portfolio (available July 13, 2015) (liquidated June 28, 2019)
December 31, 2019	—	$11.61	to	$11.97	$—	0.00%	0.55%	to	0.86%	10.27%	to	10.44%
December 31, 2018	456	$10.52	to	$10.84	$4,843	0.00%	0.55%	to	0.86%	-7.24%	to	-6.95%
December 31, 2017	319	$11.32	to	$11.68	$3,633	0.00%	0.55%	to	0.86%	13.32%	to	13.67%
December 31, 2016	120	$9.97	to	$10.61	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.70	to	$10.01	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015) (merged January 25, 2019)
December 31, 2019	—	$11.56	to	$11.86	$—	0.00%	0.55%	to	0.86%	3.55%	to	3.57%
December 31, 2018	1,269	$11.16	to	$11.45	$14,254	0.00%	0.55%	to	0.86%	-5.73%	to	-5.43%
December 31, 2017	1,097	$11.82	to	$12.13	$13,032	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	698	$10.46	to	$10.74	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.61	to	$9.87	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%

	Blackrock Global Allocation V.I. Fund (Class III) (available August 24, 2015)
December 31, 2019	4,130	$10.52	to	$12.87	$51,164	1.39%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	3,693	$10.59	to	$11.02	$39,436	0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	2,991	$11.55	to	$12.03	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.25	to	$10.67	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.96	to	$9.97	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2019	1,594	$10.29	to	$12.74	$19,837	3.07%	0.48%	to	0.86%	2.77%	to	13.64%
December 31, 2018	1,264	$10.97	to	$11.25	$13,988	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	790	$11.64	to	$11.93	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.51	to	$10.77	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.98	to	$9.99	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2019	3,296	$9.89	to	$10.78	$34,237	0.00%	1.15%	to	3.25%	7.09%	to	9.41%
December 31, 2018	9,050	$9.24	to	$9.85	$86,291	0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%
December 31, 2017	8,868	$9.67	to	$10.09	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73	to	$9.94	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2019	451	$13.03	to	$13.30	$5,937	2.09%	1.40%	to	2.00%	20.18%	to	20.89%
December 31, 2018	506	$10.84	to	$11.00	$5,533	0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%
December 31, 2017	547	$13.44	to	$13.55	$7,381	0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585	$9.72	to	$9.74	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2019	887	$10.12	to	$10.75	$9,329	0.00%	1.30%	to	3.25%	7.96%	to	10.16%
December 31, 2018	2,788	$9.37	to	$9.78	$26,723	0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
December 31, 2017	222	$9.89	to	$10.10	$2,219	0.00%	1.15%	to	3.25%	-1.11%	to	1.03%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2019	1,766	$10.34	to	$10.80	$18,741	0.00%	1.15%	to	3.25%	8.65%	to	11.01%
December 31, 2018	313	$9.52	to	$9.73	$3,009	0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 109

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2019	78,975	$11.24	to	$11.57	$902,733	0.00%	0.35%	to	1.95%	12.19%	to	21.63%
December 31, 2018	28,990	$9.42	to	$9.51	$274,473	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2019	920	$11.07	to	$11.31	$10,321	0.00%	1.15%	to	3.25%	10.68%	to	13.08%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2019	14,124	$11.27	to	$12.29	$172,194	0.00%	0.35%	to	1.95%	12.54%	to	17.45%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (available January 28, 2019)
December 31, 2019	10,889	$11.17	to	$11.86	$128,249	0.00%	0.35%	to	1.95%	11.58%	to	14.46%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Western Asset Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST T. Rowe Price Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	28	$10.08	to	$10.08	$280	0.00%	1.20%	to	1.30%	0.81%	to	0.85%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST PIMCO Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	26	$10.06	to	$10.06	$262	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Prudential Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	64	$10.13	to	$10.13	$644	0.00%	1.20%	to	1.30%	1.31%	to	1.35%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock Corporate Bond Portfolio (available August 19, 2019)
December 31, 2019	28	$10.06	to	$10.06	$279	0.00%	1.20%	to	1.30%	0.62%	to	0.65%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 110

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Dimensional Global Core Allocation Portfolio (available November 18, 2019)
December 31, 2019	107	$10.30	to	$10.31	$1,099	0.00%	0.85%	to	1.45%	3.02%	to	3.10%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2019 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

A 111

Note 8:	Charges and Expenses (continued)

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor Variable Annuity	0.25%	1.30%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

A 112

Note 8:	Charges and Expenses (continued)

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:	Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:	Subsequent Events

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A 113

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	ProFund VP Financials (1)
Prudential Diversified Bond Portfolio (1)	ProFund VP Health Care (1)
Prudential Equity Portfolio (Class I) (1)	ProFund VP Industrials (1)
Prudential Flexible Managed Portfolio (1)	ProFund VP Mid-Cap Growth (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Real Estate (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Small-Cap Growth (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Small-Cap Value (1)
Prudential Stock Index Portfolio (1)	ProFund VP Telecommunications (1)
Prudential Global Portfolio (1)	ProFund VP Utilities (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Large-Cap Growth (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Large-Cap Value (1)
T. Rowe Price International Stock Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Bond Portfolio 2020 (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST Bond Portfolio 2021 (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
MFS® Research Series (Initial Class) (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2022 (1)
American Century VP Value Fund (Class I) (1)	AST Quantitative Modeling Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1)
Davis Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST Bond Portfolio 2023 (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST MFS Growth Allocation Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST MFS Large-Cap Value Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Bond Portfolio 2024 (1)
AST Goldman Sachs Large-Cap Value Portfolio (2)	AST AQR Emerging Markets Equity Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST High Yield Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2025 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Small-Cap Value Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST Mid-Cap Growth Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST MFS Growth Portfolio (1)	AST Managed Equity Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST QMA US Equity Alpha Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)

A 114

AST T. Rowe Price Natural Resources Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Bond Portfolio 2026 (1)
AST J.P. Morgan International Equity Portfolio (1)	AST AB Global Bond Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (3)
AST Capital Growth Asset Allocation Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Wellington Management Real Total Return Portfolio (3)
AST Preservation Asset Allocation Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Emerging Managers Diversified Portfolio (3)
AST Advanced Strategies Portfolio (1)	AST Columbia Adaptive Risk Allocation Portfolio (4)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Government Money Market Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Small-Cap Growth Portfolio (1)	AST Bond Portfolio 2027 (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	NVIT Emerging Markets Fund (Class D) (1)
AST International Value Portfolio (1)	AST Bond Portfolio 2028 (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2029 (5)
AST Investment Grade Bond Portfolio (1)	AST American Funds Growth Allocation Portfolio (6)
AST Western Asset Core Plus Bond Portfolio (1)	AST Bond Portfolio 2030 (7)
AST Bond Portfolio 2019 (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (8)
AST Cohen & Steers Global Realty Portfolio (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (8)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Western Asset Corporate Bond Portfolio (9)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST T. Rowe Price Corporate Bond Portfolio (9)
AST AllianzGI World Trends Portfolio (1)	AST PIMCO Corporate Bond Portfolio (9)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Prudential Corporate Bond Portfolio (9)
AST Goldman Sachs Multi-Asset Portfolio (1)	AST BlackRock Corporate Bond Portfolio (9)
ProFund VP Consumer Services (1)	AST Dimensional Global Core Allocation Portfolio (10)
ProFund VP Consumer Goods (1)
(1) Statement of net assets as of December 31,2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2) Statement of net assets as of April 26, 2019 (date of merger), statement of operations for the period January 1, 2019 to April 26, 2019 and statement of changes in net assets for the period January 1, 2019 to April 26, 2019 and for the year ended December 31, 2018

(3) Statement of net assets as of June 28, 2019 (date of liquidation), statement of operations for the period January 1, 2019 to June 28, 2019 and statement of changes in net assets for the period January 1, 2019 to June 28, 2019 and for the year ended December 31, 2018

(4) Statement of net assets as of January 25, 2019 (date of merger), statement of operations for the period January 1, 2019 to January 25, 2019 and statement of changes in net assets for the period January 1, 2019 to January 25, 2019 and for the year ended December 31, 2018

(5) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period January 2, 2018 (commencement of operations) to December 31, 2018

(6) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period April 30, 2018 (commencement of operations) to December 31, 2018

(7) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period January 2, 2019 (commencement of operations) to December 31, 2019
(8) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period January 28, 2019 (commencement of operations) to December 31, 2019
(9) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period August 19, 2019 (commencement of operations) to December 31, 2019
(10) Statement of net assets as of December 31, 2019, statement of operations and statement of changes in net assets for the period November 18, 2019 (commencement of operations) to December 31, 2019

A 115

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 3, 2020

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.

A 116

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2019, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2019.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 5, 2020

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2019 and 2018 (in thousands, except share amounts)

	December 31, 2019	December 31, 2018
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2019 – $5,283,266; 2018 – $5,244,903)	$5,681,970	$5,199,595
Fixed maturities, trading, at fair value (amortized cost: 2019 – $59,995; 2018 – $44,759)	59,964	41,627
Equity securities, at fair value (cost: 2019 – $6,360; 2018 – $31,824)	10,494	36,922
Policy loans	1,314,064	1,236,077
Commercial mortgage and other loans	1,239,885	1,209,150
Other invested assets (includes $87,456 and $120,717 measured at fair value at December 31, 2019 and 2018, respectively)	429,558	377,429
Total investments	8,735,935	8,100,800
Cash and cash equivalents	563,199	416,840
Deferred policy acquisition costs	1,855,698	1,613,922
Accrued investment income	89,448	88,278
Reinsurance recoverables	40,710,159	34,682,127
Receivables from parent and affiliates	271,981	289,580
Income taxes receivable	102,652	46,102
Other assets	441,543	365,219
Separate account assets	138,387,772	119,077,916
TOTAL ASSETS	$191,158,387	$164,680,784
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$25,258,673	$19,476,394
Policyholders’ account balances	22,878,823	22,059,692
Cash collateral for loaned securities	7,529	11,063
Short-term debt to affiliates	2,845	0
Payables to parent and affiliates	216,842	229,345
Other liabilities	1,390,876	1,093,143
Separate account liabilities	138,387,772	119,077,916
Total liabilities	188,143,360	161,947,553
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,153,632	1,146,592
Retained earnings	1,577,453	1,612,435
Accumulated other comprehensive income (loss)	281,442	(28,296)
Total equity	3,015,027	2,733,231
TOTAL LIABILITIES AND EQUITY	$191,158,387	$164,680,784
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2019, 2018, and 2017 (in thousands)

	2019	2018	2017
REVENUES
Premiums	$28,544	$50,808	$54,706
Policy charges and fee income	544,156	533,327	275,693
Net investment income	393,797	325,287	352,410
Asset administration fees	16,056	14,368	17,593
Other income	83,560	72,964	67,749
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(8,655)	(3,710)	(8,374)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	(379)	0	995
Other realized investment gains (losses), net	(107,715)	(163,568)	(72,807)
Total realized investment gains (losses), net	(116,749)	(167,278)	(80,186)
TOTAL REVENUES	949,364	829,476	687,965
BENEFITS AND EXPENSES
Policyholders’ benefits	153,074	149,499	(18,416)
Interest credited to policyholders’ account balances	187,229	171,993	168,391
Amortization of deferred policy acquisition costs	113,318	135,826	95,007
General, administrative and other expenses	336,959	314,371	271,533
TOTAL BENEFITS AND EXPENSES	790,580	771,689	516,515
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	158,784	57,787	171,450
Income tax expense (benefit)	(59,132)	(52,641)	(156,828)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	217,916	110,428	328,278
Equity in earnings of operating joint venture, net of taxes	(917)	(1,790)	(485)
NET INCOME (LOSS)	$216,999	$108,638	$327,793
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	9,572	(17,745)	259
Net unrealized investment gains (losses)	381,447	(259,981)	137,484
Total	391,019	(277,726)	137,743
Less: Income tax expense (benefit) related to other comprehensive income (loss)	81,281	(55,174)	43,372
Other comprehensive income (loss), net of taxes	309,738	(222,552)	94,371
Comprehensive income (loss)	$526,737	$(113,914)	$422,164
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Equity
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2016	$2,500	$986,062	$1,448,517	$70,975	$2,508,054
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			327,793		327,793
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					422,164
Balance, December 31, 2017	2,500	1,141,092	1,526,310	165,346	2,835,248
Cumulative effect of adoption of ASU 2016-01			7,936	(1,539)	6,397
Cumulative effect of adoption of ASU 2018-02			(30,449)	30,449	—
Contributed capital		5,500			5,500
Dividend to parent
Contributed (distributed) capital-parent/child asset transfers
Comprehensive income:
Net income (loss)			108,638		108,638
Other comprehensive income (loss), net of tax				(222,552)	(222,552)
Total comprehensive income (loss)					(113,914)
Balance, December 31, 2018	2,500	1,146,592	1,612,435	(28,296)	2,733,231
Cumulative effect of adoption of accounting changes (1)			(1,981)		(1,981)
Contributed capital		5,900			5,900
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,140	0		1,140
Comprehensive income:
Net income (loss)			216,999		216,999
Other comprehensive income (loss), net of tax				309,738	309,738
Total comprehensive income (loss)					526,737
Balance, December 31, 2019	$2,500	$1,153,632	$1,577,453	$281,442	$3,015,027
(1) Includes the impact from the adoption of ASUs 2017-08 and 2017-12. See Note 2.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$216,999	$108,638	$327,793
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(126,300)	(116,675)	(142,781)
Interest credited to policyholders’ account balances	187,229	171,993	168,391
Realized investment (gains) losses, net	116,749	167,278	80,186
Amortization and other non-cash items	(81,847)	(43,259)	(65,536)
Change in:
Future policy benefits	2,538,263	1,843,825	1,920,440
Reinsurance recoverables	(2,739,573)	(1,832,092)	(2,046,215)
Accrued investment income	(1,170)	(5,937)	(3,692)
Net payables to/receivables from parent and affiliates	(7,175)	18,457	43,913
Deferred policy acquisition costs	(338,455)	(211,059)	(183,884)
Income taxes	(138,706)	(28,950)	(76,330)
Derivatives, net	143,004	(44,585)	55,104
Other, net	(22,573)	(4,487)	26,443
Cash flows from (used in) operating activities	(253,555)	23,147	103,832
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	948,693	561,340	1,062,236
Fixed maturities, trading	0	0	214
Equity securities	29,532	6,008	510
Policy loans	162,744	153,124	143,655
Ceded policy loans	(11,953)	(15,131)	(15,188)
Short-term investments	51,117	13,404	72,725
Commercial mortgage and other loans	144,512	64,261	254,635
Other invested assets	18,599	19,527	31,192
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(940,605)	(875,672)	(1,315,508)
Fixed maturities, trading	(15,235)	(6,481)	(15,019)
Equity securities	(110)	(5,039)	(5,000)
Policy loans	(196,508)	(179,968)	(123,645)
Ceded policy loans	19,790	17,036	18,942
Short-term investments	(51,113)	(13,430)	(37,407)
Commercial mortgage and other loans	(171,762)	(199,847)	(180,929)
Other invested assets	(84,762)	(70,902)	(32,275)
Notes receivable from parent and affiliates, net	15,980	(2,464)	5,731
Derivatives, net	(4,056)	639	(17,569)
Other, net	(6,342)	(2,880)	(152,576)
Cash flows from (used in) investing activities	(91,479)	(536,475)	(305,276)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	5,407,620	5,093,239	4,540,655
Ceded policyholders’ account deposits	(3,537,492)	(3,230,005)	(3,083,049)
Policyholders’ account withdrawals	(3,568,340)	(3,135,714)	(2,682,445)
Ceded policyholders’ account withdrawals	2,431,701	2,022,519	1,692,756
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(3,534)	(22,106)	(110,710)
Dividend to parent	(250,000)	0	(250,000)

Contributed Capital	0	0	148,500
Contributed (distributed) capital - parent/child asset transfers	1,443	0	2,354
Net change in financing arrangements (maturities 90 days or less)	2,845	0	0
Drafts outstanding	7,150	(10,334)	59,795
Cash flows from (used in) financing activities	491,393	717,599	317,856
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	146,359	204,271	116,412
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	416,840	212,569	96,157
CASH AND CASH EQUIVALENTS, END OF YEAR	$563,199	$416,840	$212,569
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$79,574	$(23,684)	$(45,538)
Interest paid	$3,204	$3,099	$2,179

Significant Non-Cash Transactions
There were no significant non-cash transactions for the years ended December 31, 2019 and 2018.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other invested assets related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
See Note 9 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; fair value of embedded derivative instruments associated with index-linked features of certain universal life products; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Out of Period Adjustments
During the third quarter of 2019, the Company recorded an out of period adjustment which increased “Realized investment gains
(losses), net” by $13 million, with a corresponding increase to “Interest credited to policyholders’ account balances”, which had related impacts resulting in a decrease of $5 million to "Income (loss) from operations before income taxes and equity in earnings of operating joint venture" for the three months ended September 30, 2019. This adjustment relates to a refinement to the embedded derivative reserve methodology used for the indexed universal life product that should have been recorded during second quarter of 2019.
During the second quarter of 2019, the Company recorded an out of period adjustment resulting in a net increase of $11 million to "Income (loss) from operations before income taxes and equity in earnings of operating joint venture" for the three months ended June 30, 2019. This adjustment relates to investment income from equity method investments that should have been recorded during first quarter of 2019. Management has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluded that they are not material to any current or previously reported quarterly or annual financial statements.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income (loss) ("OCI"). For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Other income” in the Consolidated Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI. The impact of this standard resulted in an increase to retained earnings of $7.9 million, a reduction to AOCI of $1.5 million, and an increase to equity of $6.4 million upon adoption on January 1, 2018.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") (other than operating joint ventures) and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in OCI. Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flows on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.
Deferred policy acquisition costs are directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of indexed universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $30.4 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value,” and “Other invested assets” that are measured at fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value” or “Equity securities, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiary, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company (“UPARC”). The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 9). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 9, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASUs") to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2019, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

ASU adopted during the year ended December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.	January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The impact of the cumulative-effect adjustment to retained earnings was immaterial.

ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting. The ASU eliminates separate measurement and recording of hedge ineffectiveness. It requires entities to present the earnings effect of the hedging instrument in the same income statement line item in which the hedged item is reported and also requires expanded disclosures.
January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The impact of the cumulative-effect adjustment to retained earnings and AOCI related to ineffectiveness of the hedge instruments outstanding at the date of the adoption was immaterial. See Note 4 for additional required disclosures.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU issued but not yet adopted as of December 31, 2019 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. This ASU will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Consolidated Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record market risk benefit assets and liabilities separately on the Consolidated Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change that is attributable to changes in an entity’s non-performance risk (“NPR”), which is recognized in OCI.

An entity shall adopt the guidance for market risk benefits using the retrospective transition method, which includes a cumulative-effect adjustment on the balance sheet as of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.

Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other ASUs issued but not yet adopted as of December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments -Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASC 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption was permitted beginning January 1, 2019.

Adoption of this guidance will result in 1) the recognition of an allowance for credit losses based on the current expected credit loss model on financial assets carried at amortized cost and certain off-balance sheet credit exposures; and 2) related adjustments to retained earnings. We expect the cumulative impact of the adoption to retained earnings, primarily attributable to the reserves for commercial mortgage and other loans, to be immaterial.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$83,622	$2,846	$0	$86,468	$0
Obligations of U.S. states and their political subdivisions	458,152	39,675	0	497,827	0
Foreign government bonds	196,034	26,793	1	222,826	0
U.S. public corporate securities	1,914,503	229,071	2,247	2,141,327	0
U.S. private corporate securities	886,281	44,497	1,006	929,772	0
Foreign public corporate securities	256,843	22,158	385	278,616	0
Foreign private corporate securities	939,603	38,426	19,551	958,478	0
Asset-backed securities(1)	119,602	800	466	119,936	(7)
Commercial mortgage-backed securities	367,848	15,231	163	382,916	0
Residential mortgage-backed securities(2)	60,778	3,050	24	63,804	(131)
Total fixed maturities, available-for-sale	$5,283,266	$422,547	$23,843	$5,681,970	$(138)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $1.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$75,049	$2,427	$6	$77,470	$0
Obligations of U.S. states and their political subdivisions	609,955	15,154	2,351	622,758	0
Foreign government bonds	208,009	2,137	8,199	201,947	0
U.S. public corporate securities	1,739,860	46,166	54,401	1,731,625	0
U.S. private corporate securities	890,748	11,181	18,591	883,338	0
Foreign public corporate securities	270,428	3,746	12,151	262,023	0
Foreign private corporate securities	857,604	9,797	40,022	827,379	0
Asset-backed securities(1)	156,818	1,528	750	157,596	(122)
Commercial mortgage-backed securities	347,570	3,353	4,527	346,396	0
Residential mortgage-backed securities(2)	88,862	1,268	1,067	89,063	(177)
Total fixed maturities, available-for-sale	$5,244,903	$96,757	$142,065	$5,199,595	$(299)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.4 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	2,152	1	400	0	2,552	1
U.S. public corporate securities	81,622	984	19,206	1,263	100,828	2,247
U.S. private corporate securities	33,264	780	22,143	226	55,407	1,006
Foreign public corporate securities	3,839	23	9,379	362	13,218	385
Foreign private corporate securities	32,800	921	186,693	18,630	219,493	19,551
Asset-backed securities	32,361	243	55,461	223	87,822	466
Commercial mortgage-backed securities	22,153	163	0	0	22,153	163
Residential mortgage-backed securities	3,049	16	692	8	3,741	24
Total fixed maturities, available-for-sale	$211,240	$3,131	$293,974	$20,712	$505,214	$23,843

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$630	$6	$630	$6
Obligations of U.S. states and their political subdivisions	124,776	1,571	31,215	780	155,991	2,351
Foreign government bonds	77,055	3,184	59,700	5,015	136,755	8,199
U.S. public corporate securities	784,916	37,635	213,147	16,766	998,063	54,401
U.S. private corporate securities	263,934	9,159	287,031	9,432	550,965	18,591
Foreign public corporate securities	124,764	6,286	72,725	5,865	197,489	12,151
Foreign private corporate securities	424,921	22,605	127,201	17,417	552,122	40,022
Asset-backed securities	112,527	650	6,523	100	119,050	750
Commercial mortgage-backed securities	49,616	434	116,786	4,093	166,402	4,527
Residential mortgage-backed securities	34,249	240	32,432	827	66,681	1,067
Total fixed maturities, available-for-sale	$1,996,758	$81,764	$947,390	$60,301	$2,944,148	$142,065

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2019 and 2018, the gross unrealized losses on fixed maturity securities were composed of $16.0 million and $121.3 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $7.8 million and $20.8 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $20.7 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, energy and consumer non-cyclical sectors. As of December 31, 2018, the $60.3 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, energy and consumer non-cyclical sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2019 or 2018. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2019, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2019
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$139,614	$140,916
Due after one year through five years	688,411	697,057
Due after five years through ten years	1,073,731	1,115,368
Due after ten years	2,833,282	3,161,973
Asset-backed securities	119,602	119,936
Commercial mortgage-backed securities	367,848	382,916
Residential mortgage-backed securities	60,778	63,804
Total fixed maturities, available-for-sale	$5,283,266	$5,681,970
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$633,787	$234,617	$569,151
Proceeds from maturities/prepayments	314,906	326,664	492,944
Gross investment gains from sales and maturities	59,557	1,370	44,458
Gross investment losses from sales and maturities	(3,785)	(11,000)	(9,956)
OTTI recognized in earnings(2)	(9,034)	(3,710)	(7,379)

(1)	Includes $0.0 million, $(0.1) million and $(0.1) million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2019	2018
	(in thousands)
Credit loss impairments:
Balance in OCI, beginning of period	$1,291	$4,374
New credit loss impairments	3,022	0
Increases due to the passage of time on previously recorded credit losses	32	539
Reductions for securities which matured, paid down, prepaid or were sold during the period	(679)	(2,000)
Reductions for securities impaired to fair value during the period(1)	(3,040)	(1,136)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(152)	(486)
Balance in OCI, end of period	$474	$1,291

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income,” was $(1.0) million and $(2.8) million during the years ended December 31, 2019 and 2018, respectively. The net change in unrealized gains (losses) from equity securities still held at period end, recorded within "Other comprehensive income (loss)," was $2.0 million during the year ended December 31, 2017.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2019		December 31, 2018
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$355,175	28.6%	$362,811	29.9%
Hospitality	31,449	2.5	16,083	1.3
Industrial	299,803	24.1	263,999	21.8
Office	205,498	16.6	187,450	15.5
Other	136,841	11.0	131,961	10.9
Retail	190,690	15.4	193,473	16.0
Total commercial mortgage loans	1,219,456	98.2	1,155,777	95.4
Agricultural property loans	22,197	1.8	55,438	4.6
Total commercial mortgage and agricultural property loans by property type	1,241,653	100.0%	1,211,215	100.0%
Allowance for credit losses	(1,768)		(2,065)
Total commercial mortgage and other loans	$1,239,885		$1,209,150

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2019, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (19%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (9%), Mexico (2%), and Australia (2%).
The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2016	$1,513	$45	$1,558
Addition to (release of) allowance for credit losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$1,728	$66	$1,794
Addition to (release of) allowance for credit losses	298	(27)	271
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,026	$39	$2,065
Addition to (release of) allowance for credit losses	(283)	(14)	(297)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2019	$1,743	$25	$1,768

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2019
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,743	25	1,768
Total ending balance(1)	$1,743	$25	$1,768
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,219,456	22,197	1,241,653
Total ending balance(1)	$1,219,456	$22,197	$1,241,653

(1)	As of December 31, 2019, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,026	39	2,065
Total ending balance(1)	$2,026	$39	$2,065
Recorded investment(2):
Individually evaluated for impairment	$0	$816	$816
Collectively evaluated for impairment	1,155,777	54,622	1,210,399
Total ending balance(1)	$1,155,777	$55,438	$1,211,215

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.
The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$676,517	$18,418	$1,912	$696,847
60%-69.99%	354,828	12,799	0	367,627
70%-79.99%	149,448	27,506	0	176,954
80% or greater	0	225	0	225
Total commercial mortgage and agricultural property loans	$1,180,793	$58,948	$1,912	$1,241,653

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$696,507	$12,771	$80	$709,358
60%-69.99%	321,586	18,525	0	340,111
70%-79.99%	105,727	27,790	0	133,517
80% or greater	28,000	229	0	28,229
Total commercial mortgage and agricultural property loans	$1,151,820	$59,315	$80	$1,211,215
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,219,456	$0	$0	$0	$1,219,456	$0
Agricultural property loans	22,197	0	0	0	22,197	0
Total	$1,241,653	$0	$0	$0	$1,241,653	$0

(1)	As of December 31, 2019, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,155,777	$0	$0	$0	$1,155,777	$0
Agricultural property loans	55,438	0	0	0	55,438	0
Total	$1,211,215	$0	$0	$0	$1,211,215	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.
For the years ended December 31, 2019 and 2018, there were $0 million and $3 million of commercial mortgage and other loans acquired, other than those through direct origination, respectively. For the years ended December 31, 2019 and 2018, there were $5 million and $0 million of commercial mortgage and other loans sold, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Company's investment in separate accounts	$46,573	$40,126
LPs/LLCs:
Equity method:
Private equity	189,095	149,164
Hedge funds	64,002	57,171
Real estate-related	42,432	10,251
Subtotal equity method	295,529	216,586
Fair value:
Private equity	62,639	60,118
Hedge funds	562	762
Real estate-related	11,707	9,024
Subtotal fair value	74,908	69,904
Total LPs/LLCs	370,437	286,490
Derivative instruments	12,548	50,813
Total other invested assets	$429,558	$377,429

Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method, including the Company’s investments in operating joint ventures. Changes between periods in the tables below reflect changes in the activities within the operating joint ventures and LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

	December 31,
	2019	2018
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$26,017,399	$3,946,992
Total liabilities(2)	$164,080	$65,903
Partners’ capital	25,853,319	3,881,089
Total liabilities and partners’ capital	$26,017,399	$3,946,992
Total liabilities and partners’ capital included above	$325,677	$269,775
Equity in LP/LLC interests not included above	114,505	83,029
Carrying value	$440,182	$352,804

(1)
Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in real estate, investments in securities and other miscellaneous assets.

(2)	Amount represents gross liabilities of each fund where the Company has a significant investment. These liabilities consist primarily of third-party-borrowed funds and other miscellaneous liabilities.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$819,904	$128,356	$319,414
Total expenses(2)	(200,666)	(39,040)	(31,680)
Net earnings (losses)	$619,238	$89,316	$287,734
Equity in net earnings (losses) included above	$24,971	$(2,470)	$12,439
Equity in net earnings (losses) of LP/LLC interests not included above	5,077	(1,452)	5,191
Total equity in net earnings (losses)	$30,048	$(3,922)	$17,630

(1)
Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in real estate, investments in securities and other income.

(2)
Amount represents gross expenses of each fund where the Company has a significant investment. These expenses consist primarily of interest expense, investment management fees, salary expenses and other expenses.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale	$235,456	$220,942	$230,060
Fixed maturities, trading	1,374	1,105	834
Equity securities, at fair value	856	885	884
Commercial mortgage and other loans	57,886	49,577	52,127
Policy loans	68,485	66,305	63,884
Short-term investments and cash equivalents	9,266	2,382	1,090
Other invested assets	38,577	2,256	23,518
Gross investment income	411,900	343,452	372,397
Less: investment expenses	(18,103)	(18,165)	(19,987)
Net investment income	$393,797	$325,287	$352,410

The carrying value of non-income producing assets included $8.4 million in available-for-sale fixed maturities as of December 31, 2019. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2019.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities(1)	$46,738	$(13,340)	$27,123
Equity securities(2)	0	0	(125)
Commercial mortgage and other loans	297	(271)	(337)
LPs/LLCs	(3,400)	849	(221)
Derivatives	(160,368)	(154,208)	(106,625)
Short-term investments and cash equivalents	(16)	(308)	(1)
Realized investment gains (losses), net	$(116,749)	$(167,278)	$(80,186)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income.”

Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2019	2018	2017
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$1,568	$(689)	$1,609
Fixed maturity securities, available-for-sale—all other	397,136	(44,619)	279,749
Equity securities, available-for-sale(1)	0	0	2,368
Derivatives designated as cash flow hedges(2)	26,126	22,122	(17,678)
Affiliated notes	4,715	810	4,782
Other investments	(4,365)	5,055	3,588
Net unrealized gains (losses) on investments	$425,180	$(17,321)	$274,418

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income.”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2019 and 2018, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2019			December 31, 2018
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$8,169	$0	$8,169
U.S. public corporate securities	5,048	0	5,048	628	0	628
Foreign public corporate securities	2,481	0	2,481	2,266	0	2,266
Total cash collateral for loaned securities(1)	$7,529	$0	$7,529	$11,063	$0	$11,063

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31,
	2019	2018
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$7,292	$10,836
Total securities pledged	$7,292	$10,836
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$7,529	$11,063
Total liabilities supported by the pledged collateral	$7,529	$11,063
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2019 and 2018, the fair value of this collateral was $0 million and $143 million, respectively, none of which had either been sold or repledged.
As of December 31, 2019 and 2018, there were available-for-sale fixed maturities of $3.8 million and $3.7 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities and index-linked universal life) which may include guaranteed benefit features that are accounted for as embedded derivatives; related to certain of these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 9 for additional information on the recapture.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

	December 31, 2019			December 31, 2018
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Interest Rate Swaps	$3,615	$0	$(50)	$0	$0	$0
Foreign Currency Swaps	773,933	36,551	(12,471)	719,476	38,333	(16,638)
Total Derivatives Designated as Hedge Accounting Instruments	$777,548	$36,551	$(12,521)	$719,476	$38,333	$(16,638)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$569,925	$33,256	$(4,490)	$246,925	$15,665	$(3,174)
Foreign Currency
Foreign Currency Forwards	21,580	0	(518)	23,043	277	(20)
Credit
Credit Default Swaps	0	0	0	756	0	(9)
Currency/Interest Rate
Foreign Currency Swaps	151,792	7,563	(1,892)	98,363	6,303	(2,109)
Equity
Equity Options	2,680,048	174,398	(78,381)	1,981,693	17,312	(4,912)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$3,423,345	$215,217	$(85,281)	$2,350,780	$39,557	$(10,224)
Total Derivatives (1)(2)	$4,200,893	$251,768	$(97,802)	$3,070,256	$77,890	$(26,862)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $8,530 million and $5,589 million as of December 31, 2019 and 2018, respectively included in "Future policy benefits" and $962 million and $13 million as of December 31, 2019 and 2018, respectively included in "Policyholders' account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $8,540 million and $5,600 million as of December 31, 2019 and 2018, respectively.

(2)	Recorded in “Other invested assets” and “Other liabilities” on the Consolidated Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$251,765	$(239,220)	$12,545	$(12,545)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$251,765	$(239,220)	$12,545	$(12,545)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$97,802	$(97,802)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$97,802	$(97,802)	$0	$0	$0

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$77,887	$(27,078)	$50,809	$(7,307)	$43,502
Securities purchased under agreements to resell	143,000	0	143,000	(143,000)	0
Total Assets	$220,887	$(27,078)	$193,809	$(150,307)	$43,502
Offsetting of Financial Liabilities:
Derivatives(1)	$26,862	$(26,862)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$26,862	$(26,862)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps and interest rate swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit and equity derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Interest Rate	$0	$0	$0	$(50)
Currency/Interest Rate	425	9,007	(1,698)	4,081
Total cash flow hedges	425	9,007	(1,698)	4,031
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	18,609	0	0	0
Currency	20	0	0	0
Currency/Interest Rate	3,485	0	(5)	0
Credit	(1)	0	0	0
Equity	74,068	0	0	0
Embedded Derivatives	(256,974)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(160,793)	0	(5)	0
Total	$(160,368)	$9,007	$(1,703)	$4,031

	Year Ended December 31, 2018(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(997)	$6,819	$10,066	$39,801
Total cash flow hedges	(997)	6,819	10,066	39,801
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(7,688)	0	0	0
Currency	1,475	0	0	0
Currency/Interest Rate	6,395	0	44	0
Credit	(2)	0	0	0
Equity	(27,212)	0	0	0
Embedded Derivatives	(126,179)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(153,211)	0	44	0
Total	$(154,208)	$6,819	$10,110	$39,801

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$1,061	$6,071	$(8,234)	$(58,609)
Total cash flow hedges	1,061	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(8,306)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(107,686)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

(1)	Net change in AOCI.

(2)	Prior period amounts have been updated to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2016	$40,931
Amount recorded in AOCI
Currency/Interest Rate	(59,712)
Total amount recorded in AOCI	(59,712)
Amount reclassified from AOCI to income
Currency/Interest Rate	1,103
Total amount reclassified from AOCI to income	1,103
Balance, December 31, 2017	$(17,678)
Amount recorded in AOCI
Currency/Interest Rate	55,689
Total amount recorded in AOCI	55,689
Amount reclassified from AOCI to income
Currency/Interest Rate	(15,889)
Total amount reclassified from AOCI to income	(15,889)
Balance, December 31, 2018	$22,122
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	(27)
Amount recorded in AOCI
Interest Rate	(50)
Currency/Interest Rate	11,815
Total amount recorded in AOCI	11,765
Amount reclassified from AOCI to income
Currency/Interest Rate	(7,734)
Total amount reclassified from AOCI to income	(7,734)
Balance, December 31, 2019	$26,126

(1)	See Note 2 for details.

The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2019 values, it is estimated that a pre-tax gain of $8 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2020.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2019 and 2018.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $0 million and $1 million reported as of December 31, 2019 and 2018, respectively with a fair value of $0 million for both periods.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,797	$38,671	$0	$86,468
Obligations of U.S. states and their political subdivisions	0	497,827	0	0	497,827
Foreign government bonds	0	222,663	163	0	222,826
U.S. corporate public securities	0	2,141,324	3	0	2,141,327
U.S. corporate private securities	0	893,943	35,829	0	929,772
Foreign corporate public securities	0	278,435	181	0	278,616
Foreign corporate private securities	0	944,408	14,070	0	958,478
Asset-backed securities(2)	0	117,935	2,001	0	119,936
Commercial mortgage-backed securities	0	382,916	0	0	382,916
Residential mortgage-backed securities	0	63,804	0	0	63,804
Subtotal	0	5,591,052	90,918	0	5,681,970
Fixed maturities, trading	0	59,296	668	0	59,964
Equity securities	131	465	9,898	0	10,494
Short-term investments	0	0	0	0	0
Cash equivalents	0	547,642	0	0	547,642
Other invested assets(3)	0	251,764	4	(239,220)	12,548
Reinsurance recoverables	0	0	8,539,671	0	8,539,671
Receivables from parent and affiliates	0	119,431	3,135	0	122,566
Subtotal excluding separate account assets	131	6,569,650	8,644,294	(239,220)	14,974,855
Separate account assets(4)(5)	0	133,625,669	0	0	133,625,669
Total assets	$131	$140,195,319	$8,644,294	$(239,220)	$148,600,524
Future policy benefits(6)	$0	$0	$8,529,566	$0	$8,529,566
Policyholders' account balances	0	0	962,351	0	962,351
Payables to parent and affiliates	0	97,802	0	(97,802)	0
Total liabilities	$0	$97,802	$9,491,917	$(97,802)	$9,491,917

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,654	$29,816	$0	$77,470
Obligations of U.S. states and their political subdivisions	0	622,758	0	0	622,758
Foreign government bonds	0	201,947	0	0	201,947
U.S. corporate public securities	0	1,731,623	2	0	1,731,625
U.S. corporate private securities	0	838,497	44,841	0	883,338
Foreign corporate public securities	0	262,023	0	0	262,023
Foreign corporate private securities	0	815,634	11,745	0	827,379
Asset-backed securities(2)	0	151,040	6,556	0	157,596
Commercial mortgage-backed securities	0	346,396	0	0	346,396
Residential mortgage-backed securities	0	89,063	0	0	89,063
Subtotal	0	5,106,635	92,960	0	5,199,595
Fixed maturities, trading	0	41,627	0	0	41,627
Equity securities	131	20,794	15,997	0	36,922
Short-term investments	0	0	0	0	0
Cash equivalents	69,903	147,043	0	0	216,946
Other invested assets(3)	0	77,886	4	(27,078)	50,812
Reinsurance recoverables	0	0	5,600,008	0	5,600,008
Receivables from parent and affiliates	0	125,381	9,261	0	134,642
Subtotal excluding separate account assets	70,034	5,519,366	5,718,230	(27,078)	11,280,552
Separate account assets(4)(5)	0	114,947,872	0	0	114,947,872
Total assets	$70,034	$120,467,238	$5,718,230	$(27,078)	$126,228,424
Future policy benefits(6)	$0	$0	$5,588,840	$0	$5,588,840
Policyholders' account balances	0	0	13,015	0	13,015
Payables to parent and affiliates	0	26,862	0	(26,862)	0
Total liabilities	$0	$26,862	$5,601,855	$(26,862)	$5,601,855

(1)	“Netting” amounts represent cash collateral of $141.4 million and $0.2 million as of December 31, 2019 and 2018, respectively.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2019 and 2018, the fair values of such investments were $75 million and $70 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Consolidated Statements of Financial Position.

(5)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2019 and 2018, the fair value of such investments was $4,762 million and $4,130 million, respectively.

(6)
As of December 31, 2019, the net embedded derivative liability position of $8,530 million includes $611 million of embedded derivatives in an asset position and $9,141 million of embedded derivatives in a liability position. As of December 31, 2018, the net embedded derivative liability position of $5,589 million includes $633 million of embedded derivatives in an asset position and $6,222 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2019 and 2018, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders' Account Balances - The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. The determination of these risk premiums requires the use of management’s judgment, and hence these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$27,816	Discounted cash flow	Discount rate	5.24%		17.47%		8.25%		Decrease
		Market Comparables	EBITDA multiples(3)	5.7	X	5.7	X	5.7	X	Increase
Reinsurance recoverables	$8,539,671	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,529,566	Discounted cash flow	Lapse rate(6)	1%		18%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Utilization rate(8)	43%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	13%		23%				Increase
Policyholders' account balances(5)	$962,351	Discounted cash flow	Lapse rate(6)	1%		6%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Mortality rate(10)	0%		24%				Decrease
			Equity volatility curve	10%		23%				Increase

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$31,503	Discounted cash flow	Discount rate	7%	20%	10.21%	Decrease
		Liquidation	Liquidation value	40.71%	40.71%	40.71%	Increase
Reinsurance recoverables	$5,600,008	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$5,588,840	Discounted cash flow	Lapse rate(6)	1%	13%		Decrease
			Spread over LIBOR(7)	0.36%	1.60%		Decrease
			Utilization rate(8)	50%	97%		Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities and available-for-sale.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization "EBITDA", and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(5)
Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(6)
Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.

(7)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.

(8)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(9)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2019 and 2018, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(10)
The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age, and duration. A mortality improvement assumption is also incorporated into the overall mortality table.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$29,816	$0	$8,855	$0	$0	$0	$0	$0	$0	$38,671	$0
Foreign government	0	4	0	0	0	0	0	159	0	163	0
Corporate securities(4)	56,588	(5,229)	4,226	(81)	0	(18,884)	0	13,463	0	50,083	(8,467)
Structured securities(5)	6,556	1,322	0	(130)	0	(6,336)	0	77,660	(77,071)	2,001	0
Other assets:
Fixed maturities, trading	0	(83)	0	0	0	0	0	751	0	668	(83)
Equity securities	15,997	1,668	0	(7,767)	0	0	0	0	0	9,898	1,534
Other invested assets	4	0	0	0	0	0	0	0	0	4	0
Short-term investments	0	0	1,388	0	0	(1,388)	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	5,600,008	1,936,363	1,003,300	0	0	0	0	0	0	8,539,671	2,142,421
Receivables from parent and affiliates	9,261	190	0	0	0	(6,316)	0	0	0	3,135	0
Liabilities:
Future policy benefits	(5,588,840)	(1,945,323)	0	0	(995,403)	0	0	0	0	(8,529,566)	(2,151,380)
Policyholders' account balances(6)	(13,015)	(765,917)	0	0	(183,419)	0	0	0	0	(962,351)	(759,661)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(8,198)	$0	$3,615	$680	$(8,467)	$0
Other assets:
Fixed maturities, trading	0	(83)	0	0	0	(83)
Equity securities	0	1,668	0	0	0	1,534
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	1,936,363	0	0	0	2,142,421	0
Receivables from parent and affiliates	0	0	0	190	0	0
Liabilities:
Future policy benefits	(1,945,323)	0	0	0	(2,151,380)	0
Policyholders' account balances	(765,917)	0	0	0	(759,661)	0

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$19,204	$0	$10,679	$(67)	$0	$0	$0	$0	$0	$29,816	$0
Foreign government	0	(15)	0	0	0	0	174	0	(159)	0	0
Corporate securities(4)	75,421	(6,642)	13,573	(215)	0	(39,459)	15	18,877	(4,982)	56,588	(1,944)
Structured securities(5)	111,028	(540)	31,067	(10,844)	0	(10,216)	0	13,513	(127,452)	6,556	0
Other assets:
Equity securities	17,525	(1,453)	0	(75)	0	0	0	0	0	15,997	(1,453)
Other invested assets	0	(5)	0	0	0	0	0	18	(9)	4	(5)
Short-term investments	1,339	(47)	11,106	(73)	0	(12,311)	(14)	0	0	0	(19)
Cash equivalents	0	(256)	4,987	(465)	0	(4,266)	0	0	0	0	0
Reinsurance recoverables	5,457,649	(782,025)	924,384	0	0	0	0	0	0	5,600,008	(573,853)
Receivables from parent and affiliates	0	47	9,719	0	0	(525)	0	6,551	(6,531)	9,261	0
Liabilities:
Future policy benefits	(5,452,583)	780,261	0	0	(916,518)	0	0	0	0	(5,588,840)	572,088
Policyholders' account balances(6)	(46,651)	24,405	0	0	0	9,231	0	0	0	(13,015)	24,405

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,600)	$0	$(6,015)	$418	$(1,944)	$0
Other assets:
Equity securities	0	(1,453)	0	0	0	(1,453)
Other invested assets	(5)	0	0	0	(5)	0
Short-term investments	(47)	0	0	0	(19)	0
Cash equivalents	(256)	0	0	0	0	0
Reinsurance recoverables	(782,025)	0	0	0	(573,853)	0
Receivables from parent and affiliates	0	0	(20)	67	0	0
Liabilities:
Future policy benefits	780,261	0	0	0	572,088	0
Policyholders' account balances	24,405	0	0	0	24,405	0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2017, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2017.

	Year Ended December 31, 2017
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$2,001	$0	$(1,588)	$270	$(2,736)	$0
Other assets:
Equity securities	1,707	0	(38)	0	0	2,345
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(158,623)	0	0	0	(315,998)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	463,432	0	0	0	313,532	0
Policyholders' account balances	(30,991)	0	0	0	(30,991)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other includes reclassifications of certain asset and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)	Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.

(6)	Issuances and settlements for Policyholders' account balances are presented net in the rollforward.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,288,625	$1,288,625	$1,239,885
Policy loans	0	0	1,314,064	1,314,064	1,314,064
Cash and cash equivalents	15,557	0	0	15,557	15,557
Accrued investment income	0	89,448	0	89,448	89,448
Reinsurance recoverables	0	0	212,368	212,368	211,813
Receivables from parent and affiliates	0	149,415	0	149,415	149,415
Other assets	0	22,505	0	22,505	22,505
Total assets	$15,557	$261,368	$2,815,057	$3,091,982	$3,042,687
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,264,128	$277,782	$1,541,910	$1,541,355
Cash collateral for loaned securities	0	7,529	0	7,529	7,529
Short-term debt to affiliates	0	2,845	0	2,845	2,845
Payables to parent and affiliates	0	216,842	0	216,842	216,842
Other liabilities	0	387,109	0	387,109	387,109
Total liabilities	$0	$1,878,453	$277,782	$2,156,235	$2,155,680

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2018
	Fair Value				Carrying Amount (1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,214,350	$1,214,350	$1,209,150
Policy loans	0	0	1,236,077	1,236,077	1,236,077
Cash and cash equivalents	56,894	143,000	0	199,894	199,894
Accrued investment income	0	88,278	0	88,278	88,278
Reinsurance recoverables	0	0	0	0	0
Receivables from parent and affiliates	0	154,938	0	154,938	154,938
Other assets	0	28,950	0	28,950	28,950
Total assets	$56,894	$415,166	$2,450,427	$2,922,487	$2,917,287
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,206,747	$272,322	$1,479,069	$1,486,929
Cash collateral for loaned securities	0	11,063	0	11,063	11,063
Short-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	229,345	0	229,345	229,345
Other liabilities	0	372,997	0	372,997	372,997
Total liabilities	$0	$1,820,152	$272,322	$2,092,474	$2,100,334

(1)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Short-term Debt to Affiliates
The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$1,613,922	$1,376,211	$1,341,093
Capitalization of commissions, sales and issue expenses	451,773	346,885	278,892
Amortization-Impact of assumption and experience unlocking and true-ups	(34,619)	(54,772)	(16,140)
Amortization-All other	(78,699)	(81,054)	(78,867)
Change in unrealized investment gains and losses	(37,337)	26,652	(5,363)
Other(1)	(59,342)	0	(143,404)
Balance, end of year	$1,855,698	$1,613,922	$1,376,211

(1)
Represents ceded DAC upon reinsurance agreement with Prudential Arizona Reinsurance Term Company and Prudential Arizona Reinsurance Captive Company in 2019 and Gibraltar Universal Life Reinsurance Company ("GUL Re") in 2017. See Note 9 for additional information.

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Life insurance – domestic	$14,522,350	$11,831,419
Life insurance – Taiwan	1,493,716	1,408,598
Individual and group annuities and supplementary contracts	677,266	609,457
Other contract liabilities	8,565,341	5,626,920
Total future policy benefits	$25,258,673	$19,476,394

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwanese individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwanese reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with less than 0.4% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.9% to 3.3%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2019	2018
	(in thousands)
Interest-sensitive life contracts	$17,793,669	$17,167,713
Individual annuities	3,613,971	3,444,327
Guaranteed interest accounts	207,038	240,886
Other	1,264,145	1,206,766
Total policyholders’ account balances	$22,878,823	$22,059,692
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 1.9% to 4.6% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 4.1%. Interest crediting rates range from 0.5% to 8.0% for other.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2019 and 2018, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2019		December 31, 2018
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$101,413,706	N/A	$87,412,536	N/A
Net amount at risk	$23,061	N/A	$656,027	N/A
Average attained age of contractholders	67 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$20,008,013	$111,734,329	$18,574,416	$97,055,710
Net amount at risk	$1,423,229	$2,214,835	$3,186,237	$4,510,250
Average attained age of contractholders	70 years	68 years	70 years	67 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2019	December 31, 2018

	In the Event of Death(1)(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$3,781,929	$3,301,084
General account value	$9,169,757	$8,224,464
Net amount at risk	$147,370,237	$144,225,578
Average attained age of contractholders	55 years	55 years

(1)	Balances are gross of reinsurance.

(2)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2019(1)	December 31, 2018(1)
	(in thousands)
Equity funds	$67,526,437	$56,191,438
Bond funds	48,484,071	44,794,947
Money market funds	1,877,377	1,610,279
Total	$117,887,885	$102,596,664

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $3.5 billion at December 31, 2019 and $3.4 billion at December 31, 2018 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2019, 2018 and 2017 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 9 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance at December 31, 2016	$387,993	$4,058,181	$27,038	$5,041,008	$9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Change in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance at December 31, 2017	390,338	4,997,310	17,131	5,452,583	10,857,362
Incurred guarantee benefits(1)	71,467	717,444	1,889	136,256	927,056
Paid guarantee benefits	(35,800)	(76,944)	(2,032)	0	(114,776)
Change in unrealized investment gains and losses	(14,437)	(405,956)	(178)	0	(420,571)
Balance at December 31, 2018	411,568	5,231,854	16,810	5,588,839	11,249,071
Incurred guarantee benefits(1)	52,717	1,473,762	2,266	2,940,727	4,469,472
Paid guarantee benefits	(25,992)	(110,642)	(2,209)	0	(138,843)
Change in unrealized investment gains and losses	22,208	805,259	240	0	827,707
Balance at December 31, 2019	$460,501	$7,400,233	$17,107	$8,529,566	$16,407,407

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2019 and 2018 because they were fully ceded.
9. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, Gibraltar Universal Life Reinsurance Company ("GUL Re") and Dryden Arizona Reinsurance Term Company (“DART”), its parent company Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2019	2018
	(in thousands)
Reinsurance recoverables	$40,710,159	$34,682,127
Policy loans	(142,262)	(130,502)
Deferred policy acquisition costs	(6,989,618)	(7,267,847)
Deferred sales inducements	(515,968)	(562,052)
Other assets(1)	258,427	185,573
Policyholders’ account balances	4,934,544	5,004,112
Future policy benefits	4,209,817	3,376,048
Other liabilities(2)	884,641	621,856

(1)	Includes $0.0 million and $0.1 million of unaffiliated activity as of December 31, 2019 and 2018, respectively.

(2)	Includes $43.1 million and $27.2 million of unaffiliated activity as of December 31, 2019 and 2018, respectively.
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2019	December 31, 2018
	(in thousands)
PAR U	$12,380,683	$11,444,032
PALAC	11,635,405	8,828,190
PURC	4,692,769	4,127,455
PARCC	2,627,595	2,527,690
GUL Re	2,292,638	2,017,810
PAR Term	1,825,594	1,678,745
Prudential Insurance	1,764,512	1,226,917
Prudential of Taiwan	1,499,685	1,414,669
Term Re	1,506,366	1,259,141
DART	327,235	119,946
Unaffiliated	157,677	37,532
Total reinsurance recoverables	$40,710,159	$34,682,127

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2019	2018	2017
	(in thousands)
Premiums:
Direct	$1,882,584	$1,807,809	$1,720,896
Assumed(1)	206	230	194
Ceded(2)	(1,854,246)	(1,757,231)	(1,666,384)
Net premiums	28,544	50,808	54,706
Policy charges and fee income:
Direct	3,725,113	3,248,574	3,459,134
Assumed	519,265	497,751	473,573
Ceded(3)	(3,700,222)	(3,212,998)	(3,657,014)
Net policy charges and fee income	544,156	533,327	275,693
Net investment income:
Direct	398,762	330,058	356,291
Assumed	1,631	1,581	1,484
Ceded	(6,596)	(6,352)	(5,365)
Net investment income	393,797	325,287	352,410
Asset administration fees:
Direct	355,118	346,727	340,461
Assumed	0	0	0
Ceded	(339,062)	(332,359)	(322,868)
Net asset administration fees	16,056	14,368	17,593
Other income:
Direct	83,891	68,931	62,830
Assumed(4)	(293)	96	390
Ceded	(59)	(55)	(77)
Amortization of reinsurance income	21	3,992	4,606
Net other income	83,560	72,964	67,749
Realized investment gains (losses), net:
Direct	(1,912,241)	769,114	478,117
Assumed	0	0	0
Ceded(5)	1,795,492	(936,392)	(558,303)
Realized investment gains (losses), net	(116,749)	(167,278)	(80,186)
Policyholders’ benefits (including change in reserves):
Direct	3,352,159	2,647,574	2,436,537
Assumed(6)	885,542	599,589	584,909
Ceded(7)	(4,084,627)	(3,097,664)	(3,039,862)
Net policyholders’ benefits (including change in reserves)	153,074	149,499	(18,416)
Interest credited to policyholders’ account balances:
Direct	470,551	499,458	350,262
Assumed	135,355	141,307	135,123
Ceded	(418,677)	(468,772)	(316,994)
Net interest credited to policyholders’ account balances	187,229	171,993	168,391
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(1,772,111)	(1,587,360)	(1,302,020)

(1)	Includes $0.2 million of unaffiliated activity for each of the years ended December 31, 2019, 2018 and 2017.

(2)	Includes $(0.6) million, $(0.2) million and $0.0 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	Includes $(34) million, $(20) million and $(8) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(4)	Includes $(0.3) million, $0.1 million and $0.4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(5)	Includes $44 million, $(34) million and $(20) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(6)	Includes $1.9 million, $0.0 million and $0.4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(7)	Includes $(30) million, $(10) million and $4 million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2019	2018	2017
	(in thousands)
Direct gross life insurance face amount in force	$993,850,732	$936,489,617	$882,333,743
Assumed gross life insurance face amount in force	39,877,183	40,811,929	41,782,959
Reinsurance ceded	(963,444,461)	(901,709,295)	(854,053,110)
Net life insurance face amount in force	$70,283,454	$75,592,251	$70,063,592
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principle-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance. This reinsurance agreement covers new and in force business and excludes business reinsured externally.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
Prior to July 1, 2019, the Company reinsured 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 90% to 100% of the policy risk amount reinsured, which resulted in an initial transfer of $476 million in premiums and $409 million in expenses ceded with the difference being deferred and subsequently amortized through income.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principle-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
Prior to July 1, 2019, the Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 95% to 100% of the policy risk amount reinsured, which resulted in an initial transfer of $150 million in premiums and $115 million in expenses ceded with the difference being deferred and subsequently amortized through income.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk. Effective July 1, 2019, this agreement has been recaptured for certain term life insurance policies which are now reinsured to PARCC and PAR Term as noted above.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to Prudential Insurance. This reinsurance agreement covers new and in force business.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018, excluding those policies that are subject to principle-based reserving.
Information regarding significant third-party reinsurance arrangements is described below.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date.
Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to “highest daily” living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier® Retirement Variable Annuity, to Union Hamilton. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2019, $3.2 billion of HDI v.3.0 account values are reinsured to Union Hamilton.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$56,371	$36,739	$(52,502)
Total	56,371	36,739	(52,502)
Deferred tax expense (benefit):
U.S. Federal	(115,503)	(89,380)	(104,326)
Total	(115,503)	(89,380)	(104,326)
Total income tax expense (benefit) on income (loss) before equity in earnings of operating joint ventures	(59,132)	(52,641)	(156,828)
Income tax expense (benefit) on equity in earnings of operating joint ventures (1)	(1,773)	648	0
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	81,281	(55,174)	43,372
Additional paid-in capital	0	0	824
Total income tax expense (benefit)	$20,376	$(107,167)	$(112,632)
(1) Prior period amounts have been updated to conform to current period presentation.
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the reported income tax expense (benefit) are provided in the following table:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Expected federal income tax expense	$33,345	$12,136	$60,007
Non-taxable investment income	(52,291)	(49,845)	(157,408)
Tax credits	(40,602)	(40,272)	(29,506)
Domestic production activities deduction, net	0	0	(10,447)
Changes in tax law	0	3,618	(20,165)
Settlements with taxing authorities	0	20,984	0
Other	416	738	691
Reported income tax expense (benefit)	$(59,132)	$(52,641)	$(156,828)
Effective tax rate	(37.2)%	(91.1)%	(91.5)%
The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2019, 2018 and 2017 was (37.2)%, (91.1)% and (91.5)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the Company’s effective tax rate during the periods presented:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $20 million tax benefit in “Income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury or other standard-setting organizations, and recognized a $1 million increase in income tax benefit for a total of $21 million recognized from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR). In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an acceleration of taxable income for the Company's 2017 tax return for which the tax expense was calculated at 35% and an increase in future tax deduction for the same amount to be realized at 21% netting to a $5 million increase to income tax expense.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $50 million of the total $52 million of 2019 non-taxable investment income, $47 million of the total $50 million of 2018 non-taxable investment income, and $155 million of the total $157 million of 2017 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Tax credits. These amounts primarily represent tax credits relating to foreign taxes withheld on the Company’s separate account investments.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets:
Insurance reserves	$427,843	$245,488
Net unrealized loss on securities	0	8,283
Employee benefits	7,141	0
Other	1,969	1,897
Deferred tax assets	436,953	255,668
Deferred tax liabilities:
Deferred policy acquisition cost	67,431	55,030
Net unrealized gain on securities	83,801	0
Investments	142,028	95,294
Deferred tax liabilities	293,260	150,324
Net deferred tax asset (liability)	$143,693	$105,344

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2019 and 2018. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $159 million, $58 million and $170 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2019	2018	2017
	(in thousands)
Balance at January 1,	$0	$30,196	$9,488
Increases in unrecognized tax benefits-prior years	0	0	12,373
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	0	8,335
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	(30,196)	0
Balance at December 31,	$0	$0	$30,196
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$0	$30,196
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2019, the Company remains subject to examination in the U.S. for tax years 2015 through 2019.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11. EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346
Change in OCI before reclassifications	(17,745)	(257,432)	(275,177)
Amounts reclassified from AOCI	0	(2,549)	(2,549)
Income tax benefit (expense)	581	54,593	55,174
Cumulative effect of adoption of ASU 2016-01	0	(1,539)	(1,539)
Cumulative effect of adoption of ASU 2018-02	(50)	30,499	30,449
Balance, December 31, 2018	$(17,448)	$(10,848)	$(28,296)
Change in OCI before reclassifications	9,572	435,919	445,491
Amounts reclassified from AOCI	0	(54,472)	(54,472)
Income tax benefit (expense)	(41)	(81,240)	(81,281)
Balance, December 31, 2019	$(7,917)	$289,359	$281,442

(1)	Includes cash flow hedges of $26 million, $22 million, and $(18) million as of December 31, 2019, 2018 and 2017, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$7,734	$15,889	$(1,103)
Net unrealized investment gains (losses) on available-for-sale securities(4)	46,738	(13,340)	28,101
Total net unrealized investment gains (losses)	54,472	2,549	26,998
Total reclassifications for the period	$54,472	$2,549	$26,998

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:
Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850
Net investment gains (losses) on investments arising during the period	(2,150)	0	0	451	(1,699)
Reclassification adjustment for (gains) losses included in net income	(20)	0	0	4	(16)
Reclassification adjustment for OTTI losses excluded from net income(1)	(128)	0	0	27	(101)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(53)	0	11	(42)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	15	(3)	12
Balance, December 31, 2018	$(689)	$(152)	$37	$(192)	$(996)
Net investment gains (losses) on investments arising during the period	2,112	0	0	(450)	1,662
Reclassification adjustment for (gains) losses included in net income	210	0	0	(45)	165
Reclassification adjustment for OTTI losses excluded from net income(1)	(65)	0	0	14	(51)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	316	0	(67)	249
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(355)	76	(279)
Balance, December 31, 2019	$1,568	$164	$(318)	$(664)	$750

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730
Net investment gains (losses) on investments arising during the period	(284,672)	0	0	59,778	(224,894)
Reclassification adjustment for (gains) losses included in net income	(2,529)	0	0	531	(1,998)
Reclassification adjustment for OTTI losses excluded from net income(1)	128	0	0	(27)	101
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(67,575)	0	14,190	(53,385)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	97,003	(20,369)	76,634
Cumulative effect of adoption of ASU 2016-01	(2,368)	0	0	829	(1,539)
Cumulative effect of adoption of ASU 2018-02	0	0	0	30,499	30,499
Balance, December 31, 2018	$(16,632)	$(65,743)	$68,005	$4,518	$(9,852)
Net investment gains (losses) on investments arising during the period	494,861	0	0	(105,395)	389,466
Reclassification adjustment for (gains) losses included in net income	(54,682)	0	0	11,646	(43,036)
Reclassification adjustment for OTTI losses excluded from net income(1)	65	0	0	(14)	51
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	488,806	0	(104,105)	384,701
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(549,821)	117,100	(432,721)
Balance, December 31, 2019	$423,612	$423,063	$(481,816)	$(76,250)	$288,609

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $262 million, $192 million and $(503) million for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,665 million and $1,461 million at December 31, 2019 and 2018, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Also, if any dividend, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of 10% of statutory capital and surplus as of the preceding December 31 or its statutory net gain from operations excluding realized investment gains and losses for the twelve-month period ending on the preceding December 31, the dividend is considered to be an "extraordinary dividend" and requires the prior approval of the AZDOI. Based on these limitations, there is a capacity to pay a dividend of $21 million in 2020 without prior approval since the Company paid dividends to Prudential Insurance of $250 million in 2019, of which $146 million was paid from surplus and $104 million was considered an extraordinary dividend. The Company also paid dividends to Prudential Insurance of $0 million and $250 million in 2018 and 2017, respectively.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2019, 2018 and 2017. The expense charged to the Company for the deferred compensation program was $6 million, $6 million and $9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $20 million, $23 million and $26 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $24 million, $28 million and $28 million for the years ended December 31, 2019, 2018 and 2017, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $9 million, $10 million and $10 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $747 million, $739 million and $633 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $116 million, $69 million and $66 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Corporate-Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $4,339 million at December 31, 2019 and $3,631 million at December 31, 2018. Fees related to these COLI policies were $48 million, $45 million and $44 million for the years ended December 31, 2019, 2018 and 2017, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $13 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $96 million and $88 million as of December 31, 2019 and 2018, respectively. "Net investment income" related to these ventures includes a gain of $9 million, a loss of $1 million and a gain of $8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $341 million, $333 million and $323 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $10 million, $10 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2019	2018
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$0	$6,502
U.S. dollar fixed rate notes	2020	-	2027	0.00%	-	14.85%	122,566	128,140
Total long-term notes receivable - affiliated(1)							$122,566	$134,642

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2019 and 2018, and is included in “Other assets”. Revenues related to these assets were $4 million, $5 million and $5 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2019 and 2018:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
DART	January 2018	Purchase	Other Invested Assets	$21,457	$21,457	$0	$0
PALAC	April 2018	Purchase	Fixed Maturities	$64,313	$64,313	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$87,486	$87,486	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$37,921	$37,921	$0	$0
Prudential Realty Securities, Inc.	November 2018	Purchase	Commercial Mortgages	$3,259	$3,425	$0	$(167)
Prudential Insurance	February 2019	Sale	Commercial Mortgages	$4,995	$5,000	$(4)	$0
PALAC	April 2019	Sale	Equity Securities	$14,525	$13,466	$0	$1,059
Term Re	September 2019	Sale	Fixed Maturities	$9,178	$8,135	$0	$1,043
PURC	September 2019	Sale	Fixed Maturities	$8,399	$7,455	$0	$944
PAR U	September 2019	Sale	Fixed Maturities	$31,466	$28,146	$0	$3,320
Prudential Insurance	September 2019	Sale	Fixed Maturities	$10,702	$9,254	$1,144	$0
PURC	December 2019	Sale	Equity Securities	$7,767	$6,002	$0	$1,765
Par Term	December 2019	Sale	Fixed Maturities	$27,330	$24,739	$0	$2,591
PURC	December 2019	Sale	Fixed Maturities	$93,830	$75,586	$0	$18,244
PURC	December 2019	Sale	Fixed Maturities	$78,884	$68,645	$0	$10,239
Prudential Insurance	December 2019	Purchase	Other Invested Assets	$9,000	$9,000	$0	$0
Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. Short-term debt outstanding was $2.8 million as of December 31, 2019. There was no debt outstanding as of December 31, 2018 and 2017.
The total interest expense to the Company related to loans payable to affiliates was $2.3 million, $0.7 million and $0.8 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Contributed Capital and Dividends
In December of 2019, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March of 2018, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In December of 2019, the Company paid a dividend in the amount of $250 million to Prudential Insurance. Through December of 2018, the Company did not pay any dividends. In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.
14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2019 and 2018, the outstanding balances on these commitments were $26 million and $14 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2019 and 2018, $261 million and $257 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that sets out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2019, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $100 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two of its subsidiaries violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2019
Total revenues	$222,412	$233,359	$273,205	$220,388
Total benefits and expenses	150,798	219,237	234,568	185,977
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	71,614	14,122	38,637	34,411
Net income (loss)	$87,788	$48,435	$43,373	$37,403
2018
Total revenues	$188,712	$248,288	$183,330	$209,146
Total benefits and expenses	179,469	224,981	166,760	200,479
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	9,243	23,307	16,570	8,667
Net income (loss)	$11,304	$36,226	$18,725	$42,383

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiary (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019, including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As discussed in Note 13 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, its parent company, and other affiliates, who are related parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 5, 2020

We have served as the Company's auditor since 1996.